Schedule of Investments PIMCO Dividend and Income Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.9% ¤
ASSET-BACKED SECURITIES 16.7%
CAYMAN ISLANDS 4.7%
522 Funding CLO Ltd. 4.871% due 10/23/2034 •		$400	$401
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040		500	496
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037		327	324
ARES LXII CLO Ltd. 4.738% due 01/25/2034 •		500	500
ARES XLIV CLO Ltd. 4.802% due 04/15/2034 •		450	450
Atlantic Avenue Ltd. 5.152% due 10/15/2038 •		500	501
Atlas Senior Loan Fund XV Ltd. 4.891% due 10/23/2032 •		192	192
BlueMountain CLO XXXIV Ltd. 4.818% due 04/20/2035 •		400	400
Cedar Funding VI CLO Ltd. 4.758% due 04/20/2034 •		400	400
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		450	436
Fortress Credit BSL X Ltd. 4.768% due 04/20/2033 •		356	356
GS REFT Issuer Ltd. 5.170% due 04/19/2043 •		640	642
Guggenheim CLO Ltd. 4.822% due 01/15/2035 •		500	500
KKR CLO 33 Ltd. 4.748% due 07/20/2034 •		500	500
LCM 31 Ltd. 4.948% due 07/20/2034 •		400	400
LCM 34 Ltd. 4.848% due 10/20/2034 •		500	501
LCM 35 Ltd. 4.752% due 10/15/2034 •		500	499
Navesink CLO 6 Ltd. 0.000% due 04/15/2037 •		600	600
PFP Ltd.
5.169% due 12/18/2042 •		640	640
5.180% due 08/18/2043 •		650	651
5.501% due 09/17/2039 •		174	175
Post CLO Ltd. 4.752% due 10/15/2034 •		500	500
Romark CLO - IV Ltd. 4.790% due 07/10/2034 •		500	501
Sandstone Peak Ltd. 4.842% due 04/15/2038 •		600	599
Sycamore Tree CLO Ltd. 0.000% due 01/20/2037 •		600	600
Vibrant CLO XII Ltd. 4.818% due 04/20/2034 •		500	501
Voya CLO Ltd. 5.009% due 10/17/2032 •		524	524

Total Cayman Islands			12,789

IRELAND 0.9%
Arbour CLO VII DAC 3.330% due 12/15/2038 •	EUR	400	463
Cairn CLO XI DAC 3.187% due 01/15/2040 •		450	520
Invesco Euro CLO III DAC 3.136% due 10/30/2038 •		400	462
Invesco Euro CLO XI DAC 3.287% due 10/22/2036 •		400	462
Palmer Square European Loan Funding DAC 2.954% due 05/15/2033 •		114	132

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Providus CLO V DAC 3.214% due 11/15/2039 •	400	462

Total Ireland		2,501

ITALY 0.1%
Golden Bar Securitisation SRL 3.158% due 09/22/2043 •	212	246

Total Italy		246

JERSEY, CHANNEL ISLANDS 0.8%
37 Capital CLO II Ltd. 4.962% due 07/15/2034 •	$400	401
Boyce Park CLO Ltd. 4.668% due 04/21/2035 •	600	600
LCM 39 Ltd. 4.703% due 10/15/2034 •	600	600
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. 4.918% due 10/25/2036 •	500	500

Total Jersey, Channel Islands		2,101

UNITED STATES 10.2%
Affirm Master Trust 4.450% due 10/16/2034	490	488
Bear Stearns Asset-Backed Securities I Trust 5.668% due 12/25/2034 •	657	665
BRSP Ltd. 5.127% due 08/19/2043 •	500	499
CarMax Auto Owner Trust 6.000% due 07/17/2028	291	294
CarMax Select Receivables Trust 4.190% due 03/15/2029	500	500
Carvana Auto Receivables Trust
4.070% due 02/12/2029	420	420
5.050% due 04/10/2029	334	335
5.820% due 08/10/2028	137	138
6.160% due 10/10/2028	166	167
Citigroup Mortgage Loan Trust, Inc. 4.423% due 02/25/2035 •	725	692
Credit Suisse First Boston Mortgage Securities Corp. 4.413% due 01/25/2032 •	279	276
Drive Auto Receivables Trust 4.140% due 09/15/2032	500	500
ECMC Group Student Loan Trust 4.926% due 11/25/2069 •	544	548
EMC Mortgage Loan Trust 5.093% due 02/25/2041 •	14	15
Ent Auto Receivables Trust 6.240% due 01/16/2029	157	158
FBR Securitization Trust 4.498% due 11/25/2035 •	435	432
First Investors Auto Owner Trust 6.440% due 10/16/2028	51	51
GLS Auto Select Receivables Trust
5.590% due 10/15/2029	185	187
6.370% due 06/15/2028	22	22
GM Financial Consumer Automobile Receivables Trust 5.130% due 04/16/2029	702	708
GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059	24	24
5.320% due 03/25/2060	400	407
5.880% due 06/25/2059	11	11
Greystone CRE Notes LLC 5.154% due 01/15/2043 •	400	400
Home Equity Asset Trust 4.498% due 01/25/2036 •	84	81
Hyundai Auto Receivables Trust 5.540% due 10/16/2028	307	309
Lendmark Funding Trust 5.530% due 06/21/2032	200	202
Morgan Stanley Home Equity Loan Trust 3.893% due 12/25/2036 •	1,205	574
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069	127	117
Navient Student Loan Trust 4.676% due 08/26/2069 •	475	475
Nelnet Student Loan Trust
4.610% due 02/21/2061	575	568
5.023% due 06/22/2065 •	448	452
Nissan Auto Receivables Owner Trust 5.280% due 12/15/2028	395	398
Octane Receivables Trust 4.940% due 05/20/2030	219	220

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Option One Mortgage Loan Trust 4.013% due 04/25/2037 •	1,572	1,134
Pagaya AI Debt Grantor Trust
5.092% due 07/15/2032	121	122
5.183% due 06/15/2032	105	105
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031	90	90
Pagaya AI Debt Trust 5.373% due 01/17/2033	340	341
Pretium Mortgage Credit Partners LLC
5.184% due 11/25/2055 þ	469	466
5.193% due 10/25/2055 þ	480	480
RCKT Mortgage Trust
4.795% due 09/25/2055 þ	446	443
4.894% due 11/25/2055 þ	921	916
4.966% due 11/25/2055 þ	474	471
5.158% due 10/25/2044 þ	526	526
5.846% due 08/25/2044 þ	238	239
RCKT Trust 4.480% due 11/27/2034	322	322
RCO X Mortgage LLC 5.418% due 10/25/2030 þ	458	457
Reach ABS Trust 5.880% due 07/15/2031	44	44
Residential Asset Mortgage Products Trust 4.858% due 05/25/2035 •	895	879
Santander Bank Auto Credit-Linked Notes 4.965% due 01/18/2033	196	197
SCCU Auto Receivables Trust 5.110% due 06/15/2029	355	357
SLM Private Credit Student Loan Trust 4.266% due 06/15/2039 •	420	412
SLM Student Loan Trust 4.576% due 01/25/2075 •	547	545
SMB Private Education Loan Trust
4.772% due 07/15/2053 •	626	625
5.030% due 03/15/2056 (a)	640	641
5.060% due 03/16/2054	318	321
5.122% due 02/16/2055 •	412	417
5.122% due 03/15/2056 •	445	450
5.240% due 03/15/2056	371	375
SoFi Consumer Loan Program Trust 4.240% due 08/25/2035	239	238
Soundview Home Loan Trust
4.198% due 12/25/2036 •	580	571
4.793% due 09/25/2037 •	1,626	1,217
Starwood LLC 5.127% due 11/19/2042 •	500	500
Tesla Sustainable Energy Trust 5.080% due 06/21/2050	289	289
Towd Point Mortgage Trust 5.091% due 10/25/2065 þ	452	450
VCAT LLC 5.062% due 02/25/2056 þ	584	581
Westlake Automobile Receivables Trust 4.660% due 09/15/2028	372	373
World Omni Select Auto Trust 4.140% due 05/15/2030	469	470

Total United States		27,397

Total Asset-Backed Securities (Cost $45,652)		45,034

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
JERSEY, CHANNEL ISLANDS 0.1%
Softbank Vision Fund II 7.350% (TSFR3M + 3.650%) due 04/25/2029 «~	183	186

Total Jersey, Channel Islands		186

NETHERLANDS 0.0%
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~	1	1
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~	3	2

Total Netherlands		3

UNITED STATES 0.2%
Altice France SA 10.547% (TSFR3M + 6.875%) due 05/31/2031 ~	75	76
Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~	128	128
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~	497	512

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Mercury Aggregator LP TBD% due 04/03/2027 «~	33	0
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~	8	7
U.S. Renal Care, Inc. 8.782% (TSFR1M + 5.000%) due 06/28/2028 ~	13	12
Westmoreland Coal Co. 8.000% due 03/15/2029 «~	1	1

Total United States		736

Total Loan Participations and Assignments (Cost $934)		925

	SHARES
COMMON STOCKS 46.4%
AUSTRALIA 0.6%
CONSUMER STAPLES 0.2%
Coles Group Ltd.	31,968	485

FINANCIALS 0.1%
QBE Insurance Group Ltd.	11,619	171

MATERIALS 0.3%
Evolution Mining Ltd.	18,956	171
Fortescue Ltd.	46,181	660

		831

Total Australia		1,487

AUSTRIA 0.1%
ENERGY 0.1%
OMV AG	3,632	266

Total Austria		266

BRAZIL 0.9%
CONSUMER STAPLES 0.2%
Ambev SA	128,900	380

ENERGY 0.4%
Petroleo Brasileiro SA - Petrobras	101,400	1,055

FINANCIALS 0.1%
BB Seguridade Participacoes SA	18,700	126

MATERIALS 0.1%
Vale SA	23,500	374

UTILITIES 0.1%
Axia Energia	33,200	375

Total Brazil		2,310

CANADA 1.4%
CONSUMER DISCRETIONARY 0.2%
Canadian Tire Corp. Ltd. Class A	1,277	172
Magna International, Inc.	7,198	402

		574

ENERGY 0.9%
ARC Resources Ltd.	14,803	308
Enbridge, Inc.	5,068	274
Pembina Pipeline Corp.	3,432	154
South Bow Corp.	1,416	47
Suncor Energy, Inc.	21,407	1,416
TC Energy Corp.	4,521	283

		2,482

MATERIALS 0.3%
Nutrien Ltd.	11,271	851

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total Canada		3,907

CHILE 0.1%
FINANCIALS 0.1%
Banco de Chile	1,236,481	224

Total Chile		224

CHINA 2.4%
COMMUNICATION SERVICES 0.3%
NetEase, Inc.	33,600	751

CONSUMER DISCRETIONARY 0.2%
Haier Smart Home Co. Ltd. Class H	66,200	177
JD.com, Inc. Class A	15,400	227

		404

ENERGY 0.2%
China Shenhua Energy Co. Ltd. Class H	92,000	544

FINANCIALS 1.3%
China Construction Bank Corp. Class H	2,285,000	2,466
China Merchants Bank Co. Ltd. Class H	26,000	165
China Pacific Insurance Group Co. Ltd. Class H	57,200	234
New China Life Insurance Co. Ltd. Class H	23,700	141
People's Insurance Co. Group of China Ltd. Class H	196,000	137
PICC Property & Casualty Co. Ltd. Class H	188,000	346

		3,489

HEALTH CARE 0.1%
CSPC Pharmaceutical Group Ltd.	220,000	260

INDUSTRIALS 0.1%
Weichai Power Co. Ltd. Class H	53,000	188
Yangzijiang Shipbuilding Holdings Ltd. (c)	70,400	209

		397

MATERIALS 0.2%
China Hongqiao Group Ltd.	78,000	352
CMOC Group Ltd. Class H (c)	81,000	171

		523

Total China		6,368

CZECH REPUBLIC 0.1%
UTILITIES 0.1%
CEZ AS	3,668	207

Total Czech Republic		207

DENMARK 0.2%
INDUSTRIALS 0.2%
AP Moller - Maersk AS Class A	80	196
AP Moller - Maersk AS Class B	108	270

		466

Total Denmark		466

FINLAND 0.3%
COMMUNICATION SERVICES 0.1%
Elisa OYJ	3,372	164

INDUSTRIALS 0.2%
Metso OYJ	17,843	309

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Wartsila OYJ Abp	6,174	230

		539

Total Finland		703

FRANCE 2.4%
CONSUMER DISCRETIONARY 0.2%
Cie Generale des Etablissements Michelin SCA	17,818	610

CONSUMER STAPLES 0.1%
Carrefour SA	16,068	298

ENERGY 0.1%
TotalEnergies SE	2,656	244

HEALTH CARE 1.1%
Sanofi SA	29,939	2,891

INDUSTRIALS 0.9%
Bouygues SA	5,183	300
Bureau Veritas SA	7,394	221
Luxco Co. Ltd. «(c)(i)	734	14
Vinci SA	12,303	1,847

		2,382

Total France		6,425

GERMANY 0.2%
CONSUMER DISCRETIONARY 0.1%
Continental AG	2,896	202

FINANCIALS 0.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	245	155

INDUSTRIALS 0.1%
GEA Group AG	3,613	259

Total Germany		616

HONG KONG 0.5%
CONSUMER STAPLES 0.1%
WH Group Ltd.	227,500	299

REAL ESTATE 0.2%
China Resources Land Ltd.	72,500	269
CK Asset Holdings Ltd.	49,000	280

		549

UTILITIES 0.2%
CLP Holdings Ltd.	44,500	419

Total Hong Kong		1,267

INDONESIA 0.4%
COMMUNICATION SERVICES 0.1%
Telkom Indonesia Persero Tbk. PT	1,350,500	243

FINANCIALS 0.2%
Bank Mandiri Persero Tbk. PT	1,017,900	286
Bank Rakyat Indonesia Persero Tbk. PT	1,859,600	371

		657

INDUSTRIALS 0.1%
Astra International Tbk. PT	515,700	191

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total Indonesia		1,091

IRELAND 0.2%
FINANCIALS 0.2%
AIB Group PLC	50,860	543

Total Ireland		543

ISRAEL 0.5%
FINANCIALS 0.5%
Bank Hapoalim BM	26,700	627
Bank Leumi Le-Israel BM	33,662	753

		1,380

Total Israel		1,380

ITALY 2.0%
ENERGY 0.1%
Eni SpA	8,674	247

FINANCIALS 0.9%
Banco BPM SpA	30,998	431
Intesa Sanpaolo SpA	328,007	1,984

		2,415

UTILITIES 1.0%
Enel SpA	208,876	2,283
Snam SpA	54,255	411

		2,694

Total Italy		5,356

JAPAN 2.6%
CONSUMER DISCRETIONARY 0.8%
Aisin Corp.	13,400	189
Bridgestone Corp.	31,100	648
Denso Corp.	47,600	597
Isuzu Motors Ltd.	14,600	210
Subaru Corp.	15,400	248
Yamaha Motor Co. Ltd.	25,000	181

		2,073

FINANCIALS 0.2%
MS&AD Insurance Group Holdings, Inc.	19,700	514

HEALTH CARE 0.1%
Shionogi & Co. Ltd.	8,000	177

INDUSTRIALS 0.8%
AGC, Inc.	5,300	188
FANUC Corp.	20,300	708
Makita Corp.	6,100	200
Nippon Yusen KK	11,200	411
Obayashi Corp.	17,300	419
Taisei Corp.	3,300	342

		2,268

INFORMATION TECHNOLOGY 0.7%
Canon, Inc.	23,600	655
Murata Manufacturing Co. Ltd.	36,000	807
Tokyo Electron Ltd.	2,100	522

		1,984

Total Japan		7,016

LUXEMBOURG 0.1%
COMMUNICATION SERVICES 0.0%
SES SA «(c)	2,890	43

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

ENERGY 0.1%
Tenaris SA	10,089	295

INDUSTRIALS 0.0%
Foresea Holdings SA «	2,200	51

Total Luxembourg		389

MALAYSIA 0.1%
UTILITIES 0.1%
Tenaga Nasional Bhd.	71,400	246

Total Malaysia		246

MEXICO 0.3%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV «(c)	41,996	0

MATERIALS 0.3%
Grupo Mexico SAB de CV	69,400	743

Total Mexico		743

NETHERLANDS 0.2%
CONSUMER STAPLES 0.2%
Koninklijke Ahold Delhaize NV	13,615	634

Total Netherlands		634

NORWAY 0.4%
ENERGY 0.4%
Aker BP ASA	8,315	307
Equinor ASA	20,622	879

		1,186

Total Norway		1,186

PERU 0.2%
FINANCIALS 0.2%
Credicorp Ltd.	1,517	515

Total Peru		515

POLAND 0.5%
ENERGY 0.2%
ORLEN SA	15,827	574

FINANCIALS 0.3%
Bank Polska Kasa Opieki SA	5,010	297
Powszechna Kasa Oszczednosci Bank Polski SA	8,049	190
Powszechny Zaklad Ubezpieczen SA	16,482	287

		774

Total Poland		1,348

PORTUGAL 0.2%
UTILITIES 0.2%
EDP SA	85,599	453

Total Portugal		453

SOUTH AFRICA 1.0%
FINANCIALS 0.5%
Absa Group Ltd.	18,385	265
FirstRand Ltd.	100,334	514
Nedbank Group Ltd.	11,373	179

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Standard Bank Group Ltd.	28,178	510

		1,468

MATERIALS 0.5%
Gold Fields Ltd.	24,398	1,121
Harmony Gold Mining Co. Ltd.	15,623	239

		1,360

Total South Africa		2,828

SOUTH KOREA 0.4%
CONSUMER DISCRETIONARY 0.3%
Hyundai Mobis Co. Ltd.	1,596	412
Kia Corp.	5,049	498

		910

INDUSTRIALS 0.1%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,149	267

Total South Korea		1,177

SPAIN 1.6%
CONSUMER DISCRETIONARY 0.2%
Industria de Diseno Textil SA	12,236	712

ENERGY 0.3%
Repsol SA	28,718	808

FINANCIALS 0.7%
Banco Bilbao Vizcaya Argentaria SA	62,909	1,359
Banco de Sabadell SA	137,036	491

		1,850

INDUSTRIALS 0.2%
ACS Actividades de Construccion y Servicios SA	3,875	473

UTILITIES 0.2%
Endesa SA	8,664	361
Naturgy Energy Group SA	7,174	215

		576

Total Spain		4,419

SWEDEN 0.6%
CONSUMER DISCRETIONARY 0.1%
H & M Hennes & Mauritz AB Class B	13,267	248

INDUSTRIALS 0.2%
Skanska AB Class B	7,357	199
SKF AB Class B	9,170	221

		420

INFORMATION TECHNOLOGY 0.3%
Telefonaktiebolaget LM Ericsson Class B	76,323	870

Total Sweden		1,538

SWITZERLAND 2.3%
CONSUMER DISCRETIONARY 0.1%
Garmin Ltd.	973	226

FINANCIALS 0.6%
Swiss Re AG	6,749	1,134
Zurich Insurance Group AG	668	472

		1,606

HEALTH CARE 1.6%
Novartis AG	15,553	2,387

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Roche Holding AG	5,153	2,070

		4,457

Total Switzerland		6,289

TAIWAN 0.7%
INFORMATION TECHNOLOGY 0.7%
Largan Precision Co. Ltd.	3,000	206
Lite-On Technology Corp.	53,000	242
MediaTek, Inc.	11,000	528
Novatek Microelectronics Corp.	16,000	193
Realtek Semiconductor Corp.	11,000	167
United Microelectronics Corp. (c)	308,000	552

		1,888

Total Taiwan		1,888

UNITED KINGDOM 1.7%
COMMUNICATION SERVICES 0.1%
Vodafone Group PLC	144,101	217

CONSUMER DISCRETIONARY 0.1%
Kingfisher PLC	45,755	174

CONSUMER STAPLES 0.9%
British American Tobacco PLC	30,766	1,786
Imperial Brands PLC	20,548	833

		2,619

ENERGY 0.1%
Shell PLC	4,413	204

INDUSTRIALS 0.1%
Intertek Group PLC	3,488	170

MATERIALS 0.3%
Anglogold Ashanti PLC	4,538	453
Endeavour Mining PLC	5,187	313

		766

UTILITIES 0.1%
National Grid PLC	20,620	348

Total United Kingdom		4,498

UNITED STATES 21.2%
COMMUNICATION SERVICES 2.1%
Clear Channel Outdoor Holdings, Inc. (c)	29,821	71
Comcast Corp. Class A	75,194	2,159
iHeartMedia, Inc. Class A (c)	6,979	20
iHeartMedia, Inc. Class B «(c)	5,486	14
Uniti Group, Inc. (c)	16	0
Verizon Communications, Inc.	68,675	3,448

		5,712

CONSUMER DISCRETIONARY 0.7%
Best Buy Co., Inc.	5,254	337
Booking Holdings, Inc.	32	135
eBay, Inc.	5,311	483
Expedia Group, Inc.	2,597	600
Ross Stores, Inc.	901	195

		1,750

CONSUMER STAPLES 3.7%
Altria Group, Inc.	45,768	3,020
Archer-Daniels-Midland Co.	5,231	380
Clorox Co.	2,880	299
Colgate-Palmolive Co.	6,837	583
Kimberly-Clark Corp.	7,180	693
Kraft Heinz Co.	12,442	280
Philip Morris International, Inc.	11,582	1,915
Procter & Gamble Co.	10,928	1,578

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Target Corp.	10,210	1,237

		9,985

ENERGY 2.1%
Antero Midstream Corp.	2,019	46
Cheniere Energy, Inc.	654	186
ConocoPhillips	5,051	667
Devon Energy Corp.	15,993	805
DT Midstream, Inc.	1,720	232
EOG Resources, Inc.	13,912	2,011
Halliburton Co.	10,301	402
Hess Midstream LP Class A	3,066	119
Kinder Morgan, Inc.	8,215	275
Kinetik Holdings, Inc.	1,783	86
ONEOK, Inc.	3,132	283
Sunococorp LLC	1,802	111
Targa Resources Corp.	614	154
Williams Cos., Inc.	3,823	278

		5,655

FINANCIALS 1.4%
Ameriprise Financial, Inc.	1,257	559
Bank of New York Mellon Corp.	5,273	626
Northern Trust Corp.	5,075	708
State Street Corp.	6,588	834
Synchrony Financial	8,262	562
T. Rowe Price Group, Inc.	5,950	536
Windstream Services LLC (c)	46	0
XBP Global Holdings, Inc. (c)	92	0

		3,825

HEALTH CARE 5.3%
AbbVie, Inc.	12,063	2,624
Amgen, Inc.	4,416	1,554
AmSurg Corp. «(c)(i)	4,188	184
Bristol-Myers Squibb Co.	53,936	3,271
Johnson & Johnson	10,516	2,570
Merck & Co., Inc.	14,703	1,769
Pfizer, Inc.	86,791	2,437

		14,409

INDUSTRIALS 2.5%
Cummins, Inc.	2,596	1,397
General Dynamics Corp.	2,596	891
Lockheed Martin Corp.	5,678	3,432
PACCAR, Inc.	1,491	172
United Parcel Service, Inc. Class B	9,445	929
Westmoreland Mining Holdings «(c)(i)	52	0
Westmoreland Mining LLC «(c)(i)	165	1

		6,822

INFORMATION TECHNOLOGY 2.8%
Apple, Inc.	5,330	1,353
Cisco Systems, Inc.	41,089	3,188
HP, Inc.	23,816	457
Microsoft Corp.	448	166
NVIDIA Corp.	12,509	2,181
QUALCOMM, Inc.	2,631	339

		7,684

MATERIALS 0.2%
CF Industries Holdings, Inc.	4,252	552

UTILITIES 0.4%
Consolidated Edison, Inc.	1,717	194

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Edison International		10,313	755

			949

Total United States			57,343

Total Common Stocks (Cost $102,412)			125,126

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.1%
DENMARK 0.0%

Total Denmark			0

FRANCE 0.2%
BANKING & FINANCE 0.1%
BPCE SA 6.714% due 10/19/2029 •		$250	262

INDUSTRIALS 0.1%
Altice France SA 9.500% due 11/01/2029		350	354

Total France			616

IRELAND 0.1%
INDUSTRIALS 0.1%
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(b)	GBP	300	278

Total Ireland			278

ITALY 0.1%
BANKING & FINANCE 0.1%
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	224

Total Italy			224

JAPAN 0.3%
INDUSTRIALS 0.3%
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		768	698

Total Japan			698

JERSEY, CHANNEL ISLANDS 0.1%
INDUSTRIALS 0.1%
GSG Bidco Ltd. 5.375% due 06/15/2036	EUR	200	230

Total Jersey, Channel Islands			230

LUXEMBOURG 0.0%
UTILITIES 0.0%
FORESEA Holding SA 7.500% due 06/15/2030		$27	27

Total Luxembourg			27

NETHERLANDS 0.1%
INDUSTRIALS 0.0%
Flora Food Management BV 7.500% due 10/31/2030	EUR	100	114

UTILITIES 0.1%
ENEL Finance International NV 4.375% due 09/30/2030		$250	246

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total Netherlands			360

SPAIN 0.2%
BANKING & FINANCE 0.2%
Banco Santander SA 6.607% due 11/07/2028		400	420

Total Spain			420

UNITED KINGDOM 0.3%
BANKING & FINANCE 0.2%
Marex Group PLC 5.829% due 05/08/2028		200	202
Nationwide Building Society 6.557% due 10/18/2027 •		200	202
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	6	7

			411

INDUSTRIALS 0.1%
Marston's Issuer PLC 6.413% (SONIO/N + 2.669%) due 07/16/2035 ~		200	247
Mitchells & Butlers Finance PLC 4.315% (SONIO/N + 0.569%) due 12/15/2030 ~		41	53
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027		24	35

			335

Total United Kingdom			746

UNITED STATES 2.7%
BANKING & FINANCE 0.5%
Credit Suisse AG AT1 Claim		$365	128
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2
Ford Motor Credit Co. LLC 4.271% due 01/09/2027		460	458
GLP Capital LP/GLP Financing II, Inc. 5.300% due 01/15/2029		19	19
Jane Street Group/JSG Finance, Inc. 6.750% due 05/01/2033		300	304
Starwood Property Trust, Inc. 5.250% due 10/15/2028		500	495

			1,408

INDUSTRIALS 1.7%
American Airlines Pass-Through Trust 3.350% due 04/15/2031		6	6
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		500	495
Beignet Investor LLC 6.581% due 05/30/2049		2,060	2,120
Boeing Co.
6.259% due 05/01/2027		400	407
6.298% due 05/01/2029		10	10
CVS Pass-Through Trust 8.353% due 07/10/2031		267	290
DISH DBS Corp.
5.750% due 12/01/2028		200	193
5.250% due 12/01/2026		490	486
Energy Transfer LP 4.950% due 05/15/2028		4	4
Hyundai Capital America 4.300% due 09/24/2027		400	399
Topaz Solar Farms LLC
5.750% due 09/30/2039		55	54
4.875% due 09/30/2039		7	6
U.S. Renal Care, Inc. 10.625% due 06/28/2028		2	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		230	219

			4,691

UTILITIES 0.5%
Pacific Gas & Electric Co.
2.500% due 02/01/2031		500	448
3.300% due 03/15/2027		20	20
3.750% due 07/01/2028		110	108
3.250% due 06/01/2031		459	424
4.200% due 03/01/2029		200	198

			1,198

Total United States			7,297

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(b)		300	103
9.750% due 05/17/2035 ^(b)		20	9

			112

Total Venezuela			112

Total Corporate Bonds & Notes (Cost $11,125)			11,008

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
IRELAND 0.7%
Aran Funding DAC 3.040% due 12/24/2065 •	EUR	375	433
Kinbane 2 DAC 3.019% due 08/24/2075 ~		378	436
Lugo Funding DAC 3.041% due 05/26/2066 •		325	375
Merrion Square Residential DAC 3.019% due 03/24/2081 •		592	687

Total Ireland			1,931

UNITED KINGDOM 1.1%
Avon Finance 4.645% due 12/28/2049 •	GBP	417	552
Bridgegate Funding PLC 5.994% due 10/16/2062 •		1,330	1,761
Eurosail-U.K. PLC
4.565% due 09/13/2045 •		126	165
4.815% due 06/13/2045 •		97	129
Grifonas Finance No. 1 PLC 2.419% due 08/28/2039 •	EUR	77	87
Towd Point Mortgage Funding - Granite 6 PLC 4.669% due 07/20/2053 •	GBP	187	248

Total United Kingdom			2,942

UNITED STATES 6.1%
Banc of America Alternative Loan Trust 6.000% due 07/25/2046		$31	27
Banc of America Funding Trust 4.547% due 05/20/2036 ~		4	3
Banc of America Mortgage Trust
3.589% due 11/20/2046 ~		2	2
6.000% due 10/25/2036		5	5
BBCCRE Trust 3.966% due 08/10/2033		400	374
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		785	698
3.500% due 06/25/2062 ~		1,334	1,230
Chase Mortgage Finance Trust 4.031% due 09/25/2036 ~		13	11
CHL Mortgage Pass-Through Trust 4.293% due 07/25/2037 •		14	4
CIM Trust
4.750% due 06/25/2064 ~		284	280
5.000% due 05/25/2062 ~		1,077	1,071
COMM Mortgage Trust 3.140% due 10/10/2036		400	388
Countrywide Alternative Loan Trust
6.000% due 06/25/2036		74	38
6.000% due 02/25/2037		49	16
6.250% due 12/25/2036 •		20	8

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036	28	17
CSFB Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035	308	66
CSMC Trust 3.904% due 04/25/2062 ~	1,143	1,095
CSMC Trust Capital Certificates 3.883% due 12/29/2037 ~	97	48
DBGS Mortgage Trust 6.587% due 10/15/2039 •	900	898
First Horizon Alternative Mortgage Securities Trust 4.965% due 06/25/2036 ~	85	68
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ	762	745
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037	1	1
JP Morgan Alternative Loan Trust 5.843% due 05/26/2037 ~	29	23
JP Morgan Chase Commercial Mortgage Securities Trust
4.519% due 04/15/2037 •	376	372
7.235% due 10/05/2040	400	414
JP Morgan Mortgage Trust 6.500% due 07/25/2036	75	23
Merrill Lynch Mortgage Investors Trust 4.342% due 03/25/2036 ~	7	3
MFA Trust
4.250% due 02/25/2066 ~	331	315
4.400% due 03/25/2068 þ	1,088	1,083
Morgan Stanley Residential Mortgage Loan Trust
4.963% due 09/25/2070 ~	448	448
5.530% due 05/25/2070 ~	405	407
Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ	477	462
5.249% due 10/25/2055	487	485
PRKCM Trust 5.101% due 10/25/2060 þ	479	478
PRPM LLC
4.839% due 10/25/2055 þ	450	445
5.385% due 10/25/2030 þ	458	456
PRPM Trust 6.327% due 06/25/2069 þ	265	268
RALI Trust
4.593% due 10/25/2045 •	38	26
5.500% due 03/25/2037	160	133
6.250% due 03/25/2037	15	12
Sequoia Mortgage Trust 5.046% due 10/25/2055 ~	379	379
Structured Adjustable Rate Mortgage Loan Trust 4.297% due 10/25/2036 ~	1,050	502
Towd Point Mortgage Trust
4.612% due 10/25/2064 ~	313	311
5.012% due 07/25/2065 ~	572	570
Verus Securitization Trust 5.799% due 07/25/2069 þ	484	487
Wells Fargo Alternative Loan Trust 6.578% due 07/25/2037 ~	299	282
Wells Fargo Commercial Mortgage Trust 5.266% due 10/15/2042 •	500	500
WSTN Trust 6.297% due 07/05/2037 ~	500	505

Total United States		16,482

Total Non-Agency Mortgage-Backed Securities (Cost $21,461)		21,355

	SHARES
MASTER LIMITED PARTNERSHIPS 0.1%
UNITED STATES 0.1%
ENERGY 0.1%
Plains GP Holdings LP	8,141	198

Total Master Limited Partnerships (Cost $159)		198

PREFERRED STOCKS 1.0%
BRAZIL 0.5%
UTILITIES 0.5%
Petroleo Brasileiro SA - Petrobras	126,200	1,186

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total Brazil		1,186

SOUTH KOREA 0.5%
INDUSTRIALS 0.5%
Samsung Electronics Co. Ltd.	17,917	1,446

Total South Korea		1,446

UNITED KINGDOM 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society 10.250% ~	380	64

Total United Kingdom		64

Total Preferred Stocks (Cost $1,662)		2,696

REAL ESTATE INVESTMENT TRUSTS 4.4%
FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre SA	5,869	220

Total France		220

HONG KONG 0.1%
REAL ESTATE 0.1%
Link REIT	66,400	308

Total Hong Kong		308

UNITED STATES 4.2%
REAL ESTATE 4.2%
American Healthcare REIT, Inc.	4,034	190
Annaly Capital Management, Inc.	18,322	387
Broadstone Net Lease, Inc.	66,044	1,207
CareTrust REIT, Inc.	5,240	192
EPR Properties	13,389	669
Gaming & Leisure Properties, Inc.	26,728	1,186
Healthpeak Properties, Inc.	81,859	1,345
Highwoods Properties, Inc.	19,781	423
NNN REIT, Inc.	9,482	399
Omega Healthcare Investors, Inc.	26,307	1,153
Realty Income Corp.	3,272	200
Sabra Health Care REIT, Inc.	77,290	1,486
Ventas, Inc.	2,460	201
VICI Properties, Inc.	72,226	1,973
Welltower, Inc.	1,025	203
WP Carey, Inc.	2,956	201

		11,415

Total United States		11,415

Total Real Estate Investment Trusts (Cost $11,731)		11,943

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 4.7%
ARGENTINA 0.3%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ	$84	68
4.125% due 07/09/2035 þ	206	144
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ	131	110
1.000% due 07/09/2029	22	19
3.500% due 07/09/2041 þ	196	132
4.125% due 07/09/2035 þ	167	121

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

5.000% due 01/09/2038 þ		269	204

Total Argentina			798

BRAZIL 1.6%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (e)	BRL	18,100	3,384
0.000% due 10/01/2026 (e)		4,500	814

Total Brazil			4,198

COLOMBIA 0.6%
Colombia Government International Bonds
5.000% due 09/19/2032	EUR	250	273
5.375% due 01/21/2029		$200	198
Colombia TES
9.250% due 05/28/2042	COP	297,000	61
11.500% due 07/25/2046		790,200	191
11.750% due 01/24/2035		576,200	143
12.000% due 03/13/2058		500	0
12.750% due 11/28/2040		1,835,300	486
13.250% due 02/09/2033		1,085,100	291

Total Colombia			1,643

EGYPT 0.2%
Egypt Government Bonds
19.698% due 10/14/2030	EGP	16,300	294
21.954% due 03/04/2028		11,400	204

Total Egypt			498

JAPAN 0.5%
Japan Government Thirty Year Bonds
1.800% due 03/20/2054	JPY	5,000	21
2.100% due 09/20/2054		18,950	87
2.200% due 06/20/2054		2,000	9
2.300% due 12/20/2054		16,850	81
2.400% due 03/20/2055		21,700	106
3.200% due 09/20/2055		118,750	688
3.400% due 12/20/2055		50,100	302
Japan Government Twenty Year Bonds
2.400% due 03/20/2045		9,000	50
2.700% due 09/20/2045		15,400	89

Total Japan			1,433

LUXEMBOURG 0.2%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$500	503

Total Luxembourg			503

MEXICO 0.2%
Mexico Bonos
7.500% due 05/26/2033	MXN	400	20
7.750% due 05/29/2031		2,200	117
7.750% due 11/23/2034		3,880	198
8.500% due 03/01/2029		2,500	140
8.500% due 05/31/2029		1,700	95

Total Mexico			570

PERU 0.5%
Peru Government Bonds
6.150% due 08/12/2032	PEN	104	31
7.300% due 08/12/2033		700	220
7.600% due 08/12/2039		300	90
Peru Government International Bonds
5.400% due 08/12/2034		100	27
6.150% due 08/12/2032		1,320	397
6.900% due 08/12/2037		153	44
6.950% due 08/12/2031		1,283	400

Total Peru			1,209

ROMANIA 0.1%
Romania Government International Bonds 5.125% due 09/24/2031	EUR	200	230

Total Romania			230

SOUTH AFRICA 0.3%
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	4,700	260

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

8.000% due 01/31/2030		300	18
8.500% due 01/31/2037		1,700	94
8.875% due 02/28/2035		8,200	476
9.000% due 01/31/2040		500	28

Total South Africa			876

TURKEY 0.1%
Turkiye Government Bonds
39.740% (BISTREFI) due 05/17/2028 ~	TRY	6,400	143
40.299% (BISTREFI) due 09/06/2028 ~		300	7
Turkiye Government International Bonds 5.250% due 03/13/2030		$200	191

Total Turkey			341

UNITED STATES 0.1%
Colombia Government International Bonds 1.000% due 03/26/2031	COP	252,900	53
Colombia TES 1.000% due 08/22/2029		506,900	128

Total United States			181

VENEZUELA 0.0%
Venezuela Government International Bonds
6.000% due 12/09/2049 ^(b)		$125	48
7.000% due 03/31/2038 ^(b)		2	1
7.650% due 04/21/2035 ^(b)		3	1
9.250% due 09/15/2027 ^(b)		44	21

Total Venezuela			71

Total Sovereign Issues (Cost $12,220)			12,551

U.S. GOVERNMENT AGENCIES 28.5%
UNITED STATES 28.5%
Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052		155	137
4.000% due 08/01/2042 - 09/01/2042		49	48
Federal National Mortgage Association
3.000% due 11/01/2029 - 05/01/2052		131	116
3.500% due 02/01/2050		23	21
4.000% due 08/01/2042 - 10/01/2042		26	25
7.000% due 03/01/2045		900	947
Government National Mortgage Association 6.500% due 01/20/2055		107	111
Government National Mortgage Association, TBA
3.000% due 04/01/2056		200	179
3.500% due 04/01/2056		500	459
4.000% due 04/01/2056		300	281
4.500% due 06/01/2040 - 05/01/2056		1,800	1,738
5.000% due 06/01/2040		1,200	1,185
5.500% due 05/01/2056		250	251
6.000% due 05/01/2056		1,200	1,219
6.500% due 05/01/2056		1,300	1,347
Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		2,900	2,543
3.500% due 06/01/2056		1,300	1,189
4.000% due 04/01/2056 - 06/01/2056		13,700	12,913
4.500% due 04/01/2056 - 06/01/2056		3,810	3,674
5.000% due 04/01/2056 - 05/01/2056		20,190	19,907
5.500% due 05/01/2056		4,800	4,816
6.000% due 06/01/2056		11,310	11,512
6.500% due 05/01/2056		11,800	12,198

Total U.S. Government Agencies (Cost $77,060)			76,816

U.S. TREASURY OBLIGATIONS 8.4%
UNITED STATES 8.4%
U.S. Treasury Bonds
2.875% due 11/15/2046		600	439
3.000% due 02/15/2049		1,133	828
4.250% due 08/15/2054		100	90
4.375% due 08/15/2043		300	283
4.500% due 11/15/2054 (k)		1,000	934
4.625% due 11/15/2045		408	393
4.625% due 05/15/2054		800	763
4.750% due 02/15/2056		2,038	1,988
4.875% due 08/15/2045		59	59
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051		375	199
1.000% due 02/15/2048		132	95

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

1.000% due 02/15/2049		129	92
0.125% due 07/15/2031		2,585	2,416
0.250% due 07/15/2029 (k)		913	888
0.375% due 01/15/2027		43	43
0.375% due 07/15/2027		13	13
0.625% due 07/15/2032		672	634
0.750% due 07/15/2028		272	271
0.875% due 01/15/2029		447	444
1.375% due 07/15/2033		1,927	1,885
1.625% due 04/15/2030		306	310
1.750% due 01/15/2034		106	105
1.875% due 07/15/2034 (k)		1,036	1,042
U.S. Treasury Notes
0.500% due 10/31/2027 (m)		100	95
0.625% due 11/30/2027		550	522
0.625% due 12/31/2027		220	208
0.750% due 01/31/2028 (m)		110	104
2.375% due 03/31/2029 (k)		2,800	2,686
4.000% due 10/31/2029 (k)		800	803
4.000% due 07/31/2032 (k)		1,800	1,791
4.125% due 02/15/2036		200	197
4.250% due 08/15/2035 (m)		96	96
4.500% due 04/15/2027 (k)		1,800	1,814

Total U.S. Treasury Obligations (Cost $23,880)			22,530

		SHARES
WARRANTS 0.0%
UNITED STATES 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 08/01/2035		9	0

Total Warrants (Cost $0)			0

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (h)		658,825	659

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (e)(f)	EGP	200	3

NIGERIA TREASURY BILLS 0.1%
31.666% due 06/11/2026 - 06/29/2026 (d)(e)	NGN	438,670	303

SOUTH AFRICA TREASURY BILLS 0.1%
7.278% due 04/22/2026 - 01/27/2027 (d)(e)	ZAR	5,200	299

TURKEY TREASURY BILLS 0.0%
38.710% due 04/07/2026 (d)(e)	TRY	5,000	112

Total Short-Term Instruments (Cost $1,347)			1,376

Total Investments in Securities (Cost $309,643)			331,558

		SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio III		1,010,322	9,840

Total Short-Term Instruments (Cost $9,840)			9,840

Total Investments in Affiliates (Cost $9,840)			9,840

Total Investments 126.5% (Cost $319,483)			$341,398
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $(29))			148

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Other Assets and Liabilities, net (26.5)%	(71,698)

Net Assets 100.0%	$269,848

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$175	$184	0.07%
Luxco Co. Ltd.	10/01/2025	13	14	0.00
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1	1	0.00

$189	$199	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(4,302) at a weighted average interest rate of 4.048%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	2	$2	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	2	2	(1)	0
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	1	1	0	(1)
Call - EUREX Euro-Bund 10-Year Bond April Futures	128.000	04/24/2026	1	1	0	0

Total Written Options	$(2)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	15	$1,115	$(6)	$11	$0
Long Guilt June Futures	06/2026	54	6,275	(301)	47	0
U.S. Treasury 2-Year Note June Futures	06/2026	37	7,675	8	3	0
U.S. Treasury 5-Year Note June Futures	06/2026	59	6,383	(79)	8	0
U.S. Treasury 10-Year Note June Futures	06/2026	223	24,763	(504)	52	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	44	5,129	(155)	10	0

$(1,037)	$131	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2026	1	$(241)	$4	$0	$0
Euro-Bobl June Futures	06/2026	7	(934)	15	0	(4)
Euro-Bund June Futures	06/2026	12	(1,739)	44	0	(13)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	25	(2,838)	65	0	(7)
U.S. Treasury Long-Term Bond June Futures	06/2026	22	(2,505)	73	0	(8)

$201	$0	$(32)

Total Futures Contracts	$(836)	$131	$(32)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.354%	$100	$(5)	$4	$(1)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$600	$(5)	$13	$8	$0	$0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.747	200	24	(13)	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.221	500	11	(10)	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368	250	0	3	3	0	0

$30	$(7)	$23	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(22)	$23	$1	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	10	0	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	200	(6)	5	(1)	1	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031	200	(9)	1	(8)	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	594	44	(9)	35	5	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	4,400	164	54	218	40	0

$161	$84	$245	$48	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	3,000	$(66)	$8	$(58)	$6	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031	3,630	(16)	(139)	(155)	12	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036	1,160	8	48	56	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	(2)	(1)	(3)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	210,000	52	(3)	49	0	(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	641,000	194	(8)	186	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	130,000	24	0	24	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	90,200	48	1	49	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	70,000	35	0	35	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035	30,000	13	(1)	12	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	48,000	85	(1)	84	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	9,000	14	0	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	$100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	1,000	9	(1)	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	2,300	(188)	177	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	170	1	0	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026	100	(5)	6	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	200	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	500	0	13	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	2,400	(6)	(52)	(58)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	200	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	1,200	0	30	30	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	4,900	(13)	(97)	(110)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	200	8	3	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	900	(7)	(8)	(15)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	200	14	(8)	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028	400	0	(20)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	1,610	(67)	(48)	(115)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	4,900	(419)	566	147	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,110	2	28	30	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	200	(2)	3	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	100	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	110	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	422	9	(33)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,690	10	(17)	(7)	0	(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	55	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	200	(1)	(11)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	220	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	180	(6)	3	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	220	(9)	(14)	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	310	18	14	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	282	16	5	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	3,540	(61)	52	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	100	(9)	15	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	200	(11)	27	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	4,460	(69)	42	(27)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,370	120	(38)	82	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	300	(22)	46	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	200	(18)	32	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	100	(9)	16	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	2,400	(97)	337	240	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,460	35	43	78	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	200	(1)	(1)	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	2,057	7	13	20	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	110	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	110	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	110	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	730	(10)	6	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	127	0	16	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	650	(13)	9	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,120	46	(35)	11	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	1,600	(12)	21	9	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	280	(13)	5	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	110	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	2,600	174	212	386	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	663	(49)	(50)	(99)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,560	32	(37)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	110	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	100	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	100	(1)	14	13	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	100	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	100	0	(12)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	500	(2)	0	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(12)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(20)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	400	(2)	(47)	(49)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(23)	(24)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	1,923	(2)	(4)	(6)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	210	(21)	(12)	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	280	(24)	(11)	(35)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	399	35	15	50	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	710	(15)	13	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	1,080	(18)	15	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,100	246	(22)	224	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	9,698	(122)	104	(18)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	6,420	63	63	126	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	3,870	(31)	51	20	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	200	(1)	(6)	(7)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	440	8	(2)	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	725	10	30	40	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	200	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	100	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100	(1)	6	5	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	40	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	760	(20)	16	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	2	2	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	1,000	(9)	17	8	0	(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		100	(22)	60	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		100	(21)	60	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		140	0	18	18	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		140	0	15	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	566	297	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	62	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	58	43	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	297	208	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	174	130	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	386	203	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	160	198	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(46)	(47)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(397)	(404)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	43	42	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(12)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		100	2	1	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		204	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		500	49	7	56	2	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027	BRL	700	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(25)	(25)	1	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	(17)	(17)	1	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		610	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,010	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		1,810	0	(25)	(25)	1	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		1,410	0	(20)	(20)	1	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		1,410	0	(19)	(19)	1	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		1,040	0	(14)	(14)	1	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		1,600	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,100	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		1,000	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		2,200	0	(6)	(6)	3	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		3,100	0	(15)	(15)	4	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		1,200	0	(5)	(5)	2	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		100	0	0	0	0	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		200	0	0	0	0	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		50	0	0	0	0	0
Pay	1-Year BRL-CDI	13.440	Maturity	01/02/2031		50	0	0	0	0	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		500	0	0	0	1	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		200	0	0	0	0	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		100	0	0	0	0	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		2,200	(1)	1	0	3	0
Pay	1-Year BRL-CDI	13.694	Maturity	01/02/2031		1,200	0	0	0	2	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		600	0	0	0	1	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		100	0	0	0	0	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		1,400	0	2	2	2	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	300	2	5	7	1	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	1	1	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		300	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		800	0	1	1	1	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		1,400	0	2	2	1	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(506)	(23)	0	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	10	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		2,200	23	(67)	(44)	10	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	(24)	(27)	10	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		600	(2)	(12)	(14)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		400	5	(15)	(10)	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,800	39	(112)	(73)	25	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		1,400	14	(48)	(34)	8	0
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036	CZK	100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	1	1	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		6,000	5	(146)	(141)	30	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(43)	(35)	4	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	3	3	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	3	3	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		200	(1)	(6)	(7)	2	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	176	185	2	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		940	18	6	24	0	(11)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	900	0	2	2	0	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		700	0	1	1	0	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		900	0	2	2	0	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,100	0	2	2	0	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		2,200	0	5	5	1	0
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		$1,700	29	1	30	4	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(18)	(18)	0	(1)
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(15)	(15)	0	(1)
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(12)	(13)	0	(1)

							$(141)	$1,883	$1,742	$172	$(103)

Total Swap Agreements							$45	$1,964	$2,009	$220	$(103)

(k)	Securities with an aggregate market value of $867 and cash of $2,916 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2026	CAD	1,154		$842	$13	$0
BOA	04/2026	BRL	11,497		2,203	0	(17)
	04/2026	CNH	290		42	0	0
	04/2026	EUR	993		1,157	9	0
	04/2026	INR	11,019		117	1	0
	04/2026	JPY	12,636		79	0	0
	04/2026	KRW	29,165		20	1	0
	04/2026	NZD	591		352	13	0
	04/2026	PLN	222		60	0	0
	04/2026		$2,204	BRL	11,497	15	0
	04/2026		20	CNH	138	0	0
	04/2026		349	GBP	261	0	(4)
	04/2026		117	INR	11,039	0	0
	04/2026	ZAR	332		$19	0	(1)
	05/2026		$79	JPY	12,598	0	0
	05/2026	ZAR	391		$23	0	0
	06/2026	BRL	2		0	0	0
	06/2026	ILS	340		110	2	0
	06/2026	MXN	1,440		80	1	0
	06/2026	PEN	211		62	2	0
	07/2026	BRL	400		69	0	(7)
	08/2026	ZAR	579		33	0	(1)
	10/2026	BRL	200		37	0	0
	10/2026	ZAR	97		6	0	0
	01/2027		959		58	3	0
BPS	04/2026	BRL	7,872		1,508	0	(12)
	04/2026	CAD	260		192	5	0
	04/2026	CNH	69		10	0	0
	04/2026	ILS	335		108	2	0
	04/2026	KRW	145,665		98	1	0
	04/2026	PLN	83		22	0	0
	04/2026	THB	13,207		409	8	0
	04/2026		$1,486	BRL	7,872	34	0
	04/2026		521	IDR	8,821,265	0	(2)
	04/2026		80	ILS	253	1	0
	04/2026		131	INR	12,143	0	(3)
	04/2026		59	KRW	87,856	0	(1)
	04/2026		163	PLN	587	0	(5)
	04/2026		0	THB	6	0	0
	04/2026		273	TWD	8,724	0	(1)
	04/2026	ZAR	2,467		$146	0	0
	05/2026	ILS	253		80	0	(1)
	05/2026	INR	23,191		245	0	(1)
	05/2026	TWD	5,220		162	0	(1)
	05/2026		$90	BRL	472	1	0
	05/2026		119	IDR	2,022,855	0	0
	05/2026		15	KWD	5	0	0
	05/2026		24	THB	788	0	0
	06/2026	IDR	674,003		$40	0	0
	06/2026		$64	IDR	1,081,789	0	0
	06/2026		11	KWD	3	0	0
	07/2026	BRL	8,800		$1,581	0	(84)
	07/2026		$7	KWD	2	0	0
	10/2026	BRL	800		$146	0	(3)
	06/2027		$5	KWD	2	0	0
	05/2029	KWD	23		$80	4	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

	07/2029		3		10	1	0
	05/2030		17		59	3	0
	08/2030		4		13	0	0
	01/2031		2		8	0	0
BRC	04/2026	TRY	16,295		354	0	(6)
	04/2026		$38	PLN	135	0	(1)
	04/2026		89	SEK	805	0	(4)
	04/2026		797	TRY	36,331	8	0
	04/2026		426	ZAR	6,969	0	(15)
	04/2026	ZAR	339		$19	0	(1)
	05/2026	TRY	2,758		59	0	0
	07/2026	ZAR	492		28	0	(1)
BSH	04/2026	BRL	2,300		441	0	(3)
	04/2026	JPY	69,843		438	0	(3)
	04/2026		$444	BRL	2,300	0	0
	04/2026		2,918	GBP	2,192	0	(17)
	04/2026		950	NZD	1,646	0	(4)
	04/2026		283	PLN	1,025	0	(7)
	05/2026	GBP	2,192		$2,918	17	0
	05/2026	NZD	1,646		951	4	0
	05/2026		$438	JPY	69,633	3	0
	07/2026	BRL	1,000		$172	0	(18)
	10/2026		2,500		463	0	0
CBK	04/2026	CNH	103		15	0	0
	04/2026	EUR	296		343	1	0
	04/2026	GBP	119		159	1	0
	04/2026	INR	84,101		900	12	0
	04/2026	NOK	215		22	0	0
	04/2026	PEN	55		16	0	0
	04/2026	SEK	280		30	1	0
	04/2026	THB	6		0	0	0
	04/2026	TWD	624		20	0	0
	04/2026		$45	CNH	309	0	0
	04/2026		1,986	INR	183,222	2	(46)
	06/2026	COP	1,078,674		$287	0	(2)
	06/2026	ILS	530		172	3	0
	06/2026		$30	IDR	505,324	0	0
	06/2026		462	MXN	8,300	0	(2)
	08/2026	PEN	301		$83	0	(2)
DUB	04/2026	CNH	370		54	0	0
	04/2026	ILS	676		218	3	0
	04/2026	INR	33,084		351	2	(1)
	04/2026		$654	AUD	954	4	0
	04/2026		103	CNH	706	0	(1)
	04/2026		390	INR	36,761	3	(2)
	04/2026		1,550	SGD	1,980	0	(10)
	04/2026		113	THB	3,677	0	(1)
	05/2026	AUD	954		$654	0	(4)
	05/2026	SGD	1,976		1,550	10	0
	05/2026		$54	CNH	370	0	0
	06/2026	THB	3,670		$113	1	0
	07/2026	PEN	221		65	2	0
	07/2026	ZAR	362		20	0	(1)
FAR	04/2026	AUD	486		344	9	0
	04/2026	CHF	193		250	9	0
	04/2026	GBP	2,399		3,242	67	0
	04/2026	JPY	86,961		545	0	(3)
	04/2026		$162	CHF	129	0	(1)
	04/2026		156	JPY	24,411	0	(2)
	04/2026		42	PLN	151	0	(1)
	05/2026	CHF	128		$162	1	0
	05/2026	ILS	420		133	0	(1)
	05/2026		$545	JPY	86,699	3	0
	06/2026	ILS	242		$79	1	0
	06/2026		$268	MXN	4,677	0	(9)
	08/2026	PEN	172		$51	2	0
GLM	04/2026	BRL	17,559		3,239	0	(151)
	04/2026	ILS	328		106	1	0
	04/2026	SGD	406		320	4	0
	04/2026		$3,364	BRL	17,559	26	0
	04/2026		40	CNH	276	0	0
	04/2026		14	IDR	233,489	0	0
	04/2026		136	INR	12,544	0	(3)
	04/2026		175	MXN	3,226	5	0
	04/2026		61	THB	1,994	0	0
	06/2026	BRL	5		$1	0	0
	06/2026	IDR	671,535		40	0	0
	06/2026	MXN	376		21	0	0
	06/2026	THB	1,990		61	0	0
	06/2026		$2,495	BRL	13,436	65	0
	06/2026		69	IDR	1,161,152	0	0
	06/2026		187	MXN	3,255	0	(6)
	07/2026	BRL	4,905		$859	0	(69)
	08/2026	NGN	3,150		2	0	0
	08/2026	ZAR	510		29	0	(1)
	10/2026	BRL	1,000		175	0	(10)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

IND	04/2026	EUR	3,815	4,505	95	0
JPM	04/2026	BRL	3,600	607	0	(88)
04/2026	CNH	597	86	0	0
04/2026	EUR	25	29	0	0
04/2026	INR	17,437	185	1	0
04/2026	PLN	496	135	2	0
04/2026	SGD	1,585	1,258	25	0
04/2026	$690	BRL	3,600	5	0
04/2026	241	EUR	205	0	(4)
04/2026	185	INR	17,467	0	0
04/2026	601	MXN	10,796	2	(1)
04/2026	1,085	ZAR	18,113	0	(16)
04/2026	ZAR	4,478	$264	0	(1)
05/2026	AUD	111	76	0	(1)
05/2026	$56	CNH	389	0	0
06/2026	ILS	224	$72	1	0
06/2026	MXN	1,706	95	1	0
07/2026	BRL	3,000	531	0	(36)
11/2026	ZAR	766	44	0	(1)
MBC	04/2026	CHF	40	51	1	0
04/2026	GBP	91	121	0	0
04/2026	JPY	26,881	168	0	(1)
04/2026	KRW	167,935	115	3	0
04/2026	NOK	114	12	0	0
04/2026	SEK	510	54	0	0
04/2026	THB	2,152	67	2	0
04/2026	$219	AUD	316	0	(1)
04/2026	133	CHF	104	0	(3)
04/2026	208	GBP	156	0	(2)
04/2026	298	JPY	46,830	0	(3)
04/2026	57	MXN	1,061	2	0
04/2026	6	NOK	57	0	0
05/2026	GBP	96	$127	0	0
05/2026	$67	EUR	58	0	0
05/2026	168	JPY	26,800	1	0
05/2026	12	NOK	114	0	0
05/2026	ZAR	196	$11	0	0
06/2026	MXN	157	9	0	0
MYI	04/2026	PLN	35	10	0	0
NGF	04/2026	$28	NOK	272	0	0
04/2026	51	TRY	2,362	1	0
05/2026	TRY	667	$14	0	0
SCX	04/2026	NZD	1,055	631	25	0
04/2026	THB	300	9	0	0
04/2026	$1,023	CAD	1,416	0	(5)
04/2026	181	INR	16,484	0	(7)
04/2026	123	JPY	19,199	0	(2)
04/2026	50	PLN	180	0	(1)
04/2026	27	TWD	858	0	0
05/2026	CAD	1,414	$1,023	5	0
06/2026	$167	IDR	2,821,408	0	(1)
11/2026	NGN	1,618	$1	0	0
SOG	04/2026	EUR	187	221	5	0
04/2026	$5,898	EUR	5,111	9	0
04/2026	681	JPY	105,892	0	(13)
05/2026	EUR	5,111	$5,908	0	(9)
06/2026	EGP	65	1	0	0
06/2026	ILS	169	55	1	0
06/2026	PEN	3,116	925	33	0
07/2026	207	61	2	0
SSB	04/2026	AUD	784	558	17	0
08/2026	COP	3,641,753	955	0	(6)
UAG	04/2026	PLN	221	60	1	0
04/2026	TRY	924	20	0	0
04/2026	$300	PLN	1,080	0	(9)
05/2026	TRY	466	$10	0	0
06/2026	ILS	276	89	1	0
06/2026	MXN	200	11	0	0
06/2026	$159	MXN	2,781	0	(5)

Total Forward Foreign Currency Contracts	$631	$(769)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	49.510	04/15/2026	100	$(2)	$0
Call - OTC USD versus TRY	49.650	04/17/2026	100	(1)	0
Call - OTC USD versus TRY	49.990	05/01/2026	100	(1)	(1)

$(4)	$(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.600%	04/16/2026		200	$(1)		$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.900	04/16/2026		200	(1)		(1)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	2.540	04/16/2026		100	0		0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.920	04/16/2026		100	0		(1)

									$(2)		$(2)

Total Written Options									$(6)		$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Israel Government International Bonds	1.000%	Quarterly	06/20/2027	0.387%		$100	$(1)	$2	$1	$0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710		200	(2)	4	2	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026			94	0	1	1	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026			24	0	0	0	0
GST	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208		100	(9)	9	0	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		100	(1)	1	0	0
JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710		100	(1)	2	1	0
MYC	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445		100	0	1	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581		100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669		300	(3)	6	3	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728		200	(9)	9	0	0

								$(28)	$38	$10	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000%	Quarterly	12/20/2030	EUR	100	$23	$(3)	$20	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		100	23	(3)	20	0
GST	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		$3,917	(84)	89	5	0
MYI	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072		5,700	0	20	20	0

								$(38)	$103	$65	$0

Total Swap Agreements								$(66)	$141	$75	$0

(m)

Securities with an aggregate market value of $122 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)			Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$12,789	$0	$12,789
Ireland	0	2,501	0	2,501
Italy	0	246	0	246
Jersey, Channel Islands	0	2,101	0	2,101
United States	0	27,397	0	27,397
Loan Participations and Assignments
Jersey, Channel Islands	0	0	186	186
Netherlands	0	3	0	3
United States	0	88	648	736
Common Stocks
Australia
Consumer Staples	0	485	0	485
Financials	0	171	0	171
Materials	0	831	0	831
Austria
Energy	0	266	0	266
Brazil
Consumer Staples	380	0	0	380
Energy	1,055	0	0	1,055
Financials	126	0	0	126
Materials	374	0	0	374
Utilities	375	0	0	375
Canada
Consumer Discretionary	574	0	0	574
Energy	2,482	0	0	2,482
Materials	851	0	0	851
Chile
Financials	224	0	0	224
China
Communication Services	0	751	0	751
Consumer Discretionary	0	404	0	404
Energy	0	544	0	544
Financials	0	3,489	0	3,489
Health Care	0	260	0	260
Industrials	0	397	0	397
Materials	0	523	0	523
Czech Republic
Utilities	207	0	0	207
Denmark
Industrials	0	466	0	466
Finland
Communication Services	0	164	0	164
Industrials	0	539	0	539
France
Consumer Discretionary	0	610	0	610
Consumer Staples	0	298	0	298
Energy	0	244	0	244
Health Care	0	2,891	0	2,891
Industrials	0	2,368	14	2,382
Germany
Consumer Discretionary	0	202	0	202
Financials	0	155	0	155
Industrials	0	259	0	259
Hong Kong
Consumer Staples	0	299	0	299
Real Estate	0	549	0	549
Utilities	0	419	0	419
Indonesia
Communication Services	243	0	0	243
Financials	0	657	0	657
Industrials	0	191	0	191
Ireland
Financials	0	543	0	543
Israel
Financials	0	1,380	0	1,380
Italy
Energy	0	247	0	247
Financials	0	2,415	0	2,415
Utilities	0	2,694	0	2,694
Japan
Consumer Discretionary	0	2,073	0	2,073
Financials	0	514	0	514
Health Care	0	177	0	177
Industrials	0	2,268	0	2,268
Information Technology	0	1,984	0	1,984
Luxembourg
Communication Services	0	0	43	43
Energy	0	295	0	295
Industrials	0	0	51	51
Malaysia

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

Utilities	0	246	0	246
Mexico
Materials	743	0	0	743
Netherlands
Consumer Staples	634	0	0	634
Norway
Energy	0	1,186	0	1,186
Peru
Financials	515	0	0	515
Poland
Energy	0	574	0	574
Financials	0	774	0	774
Portugal
Utilities	0	453	0	453
South Africa
Financials	179	1,289	0	1,468
Materials	0	1,360	0	1,360
South Korea
Consumer Discretionary	0	910	0	910
Industrials	0	267	0	267
Spain
Consumer Discretionary	0	712	0	712
Energy	0	808	0	808
Financials	0	1,850	0	1,850
Industrials	0	473	0	473
Utilities	576	0	0	576
Sweden
Consumer Discretionary	0	248	0	248
Industrials	0	420	0	420
Information Technology	0	870	0	870
Switzerland
Consumer Discretionary	226	0	0	226
Financials	0	1,606	0	1,606
Health Care	0	4,457	0	4,457
Taiwan
Information Technology	0	1,888	0	1,888
United Kingdom
Communication Services	0	217	0	217
Consumer Discretionary	0	174	0	174
Consumer Staples	0	2,619	0	2,619
Energy	0	204	0	204
Industrials	0	170	0	170
Materials	0	766	0	766
Utilities	0	348	0	348
United States
Communication Services	5,698	0	14	5,712
Consumer Discretionary	1,750	0	0	1,750
Consumer Staples	9,985	0	0	9,985
Energy	5,655	0	0	5,655
Financials	3,825	0	0	3,825
Health Care	14,225	0	184	14,409
Industrials	6,821	0	1	6,822
Information Technology	7,684	0	0	7,684
Materials	552	0	0	552
Utilities	949	0	0	949
Corporate Bonds & Notes
France
Banking & Finance	0	262	0	262
Industrials	0	354	0	354
Ireland
Industrials	0	278	0	278
Italy
Banking & Finance	0	224	0	224
Japan
Industrials	0	698	0	698
Jersey, Channel Islands
Industrials	0	230	0	230
Luxembourg
Utilities	0	27	0	27
Netherlands
Industrials	0	114	0	114
Utilities	0	246	0	246
Spain
Banking & Finance	0	420	0	420
United Kingdom
Banking & Finance	0	411	0	411
Industrials	0	335	0	335
United States
Banking & Finance	0	1,408	0	1,408
Industrials	0	4,691	0	4,691
Utilities	0	1,198	0	1,198
Venezuela
Industrials	0	112	0	112
Non-Agency Mortgage-Backed Securities
Ireland	0	1,931	0	1,931
United Kingdom	0	2,942	0	2,942

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2026 (Unaudited)

United States	0	16,482	0	16,482
Master Limited Partnerships
United States
Energy	198	0	0	198
Preferred Stocks
Brazil
Utilities	1,186	0	0	1,186
South Korea
Industrials	0	1,446	0	1,446
United Kingdom
Banking & Finance	64	0	0	64
Real Estate Investment Trusts
France
Real Estate	0	220	0	220
Hong Kong
Real Estate	0	308	0	308
United States
Real Estate	11,415	0	0	11,415
Sovereign Issues
Argentina	0	798	0	798
Brazil	0	4,198	0	4,198
Colombia	0	1,643	0	1,643
Egypt	0	498	0	498
Japan	0	1,433	0	1,433
Luxembourg	0	503	0	503
Mexico	0	570	0	570
Peru	0	1,209	0	1,209
Romania	0	230	0	230
South Africa	0	876	0	876
Turkey	0	341	0	341
United States	0	181	0	181
Venezuela	0	71	0	71
U.S. Government Agencies
United States	0	76,816	0	76,816
U.S. Treasury Obligations
United States	0	22,530	0	22,530
Short-Term Instruments
Mutual Funds	0	659	0	659
Egypt Treasury Bills	0	3	0	3
Nigeria Treasury Bills	0	303	0	303
South Africa Treasury Bills	0	299	0	299
Turkey Treasury Bills	0	112	0	112

	$79,771	$250,646	$1,141	$331,558
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,840	$0	$0	$9,840

Total Investments	$89,611	$250,646	$1,141	$341,398

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58	293	0	351
Over the counter	0	705	1	706

	$58	$998	$1	$1,057
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(119)	0	(137)
Over the counter	0	(772)	0	(772)

	$(18)	$(891)	$0	$(909)

Total Financial Derivative Instruments	$40	$107	$1	$148

Totals	$89,651	$250,753	$1,142	$341,546

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO RAE Emerging Markets Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2% ¤
COMMON STOCKS 88.2%
BRAZIL 9.4%
COMMUNICATION SERVICES 0.9%
Telefonica Brasil SA	2,666,560	$21,225
TIM SA	766,300	4,062

		25,287

CONSUMER DISCRETIONARY 1.3%
Vibra Energia SA	5,751,481	35,110

CONSUMER STAPLES 1.0%
Ambev SA	9,017,800	26,549

FINANCIALS 1.2%
Banco do Brasil SA	5,959,780	26,463
Banco Santander Brasil SA	1,407,500	8,326

		34,789

MATERIALS 4.9%
Cia Siderurgica Nacional SA	6,711,900	8,202
CSN Mineracao SA	976,400	933
Vale SA	7,926,800	126,221

		135,356

UTILITIES 0.1%
CPFL Energia SA	333,100	3,135
Neoenergia SA	123,600	796

		3,931

Total Brazil		261,022

CHILE 1.0%
CONSUMER STAPLES 0.4%
Cencosud SA	3,547,581	9,686
Cia Cervecerias Unidas SA	188,534	1,074

		10,760

FINANCIALS 0.4%
Banco de Chile	53,806,740	9,766
Banco Santander Chile	12,438,528	1,030

		10,796

UTILITIES 0.2%
Colbun SA	11,863,415	1,665
Enel Chile SA	50,349,597	3,886

		5,551

Total Chile		27,107

CHINA 26.8%
COMMUNICATION SERVICES 1.2%
Baidu, Inc. Class A (a)(d)	688,050	9,618
China Tower Corp. Ltd. Class H	1,912,800	2,615
China United Network Communications Ltd. Class A	21,900,300	14,186
iQIYI, Inc. (a)	4,335,982	5,853

		32,272

CONSUMER DISCRETIONARY 2.3%
BAIC Motor Corp. Ltd. Class H (a)	18,207,500	3,584

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

China Yongda Automobiles Services Holdings Ltd.	1,307,500	234
Huayu Automotive Systems Co. Ltd. Class A	2,012,237	5,636
Ningbo Joyson Electronic Corp. Class A (a)	530,700	1,944
SAIC Motor Corp. Ltd. Class A	787,600	1,682
Topsports International Holdings Ltd.	13,965,000	4,917
Vipshop Holdings Ltd.	2,606,934	40,981
VOYAH Automobile Technology Co. Ltd. Class H (a)	6,943,927	4,534
Zhongsheng Group Holdings Ltd.	671,000	711

		64,223

CONSUMER STAPLES 0.5%
Hengan International Group Co. Ltd.	848,000	3,001
Tingyi Cayman Islands Holding Corp.	5,194,000	8,671
Uni-President China Holdings Ltd.	1,803,000	1,810

		13,482

ENERGY 8.6%
China Petroleum & Chemical Corp. Class H	185,318,400	106,527
China Shenhua Energy Co. Ltd. Class H	2,125,500	12,581
Guanghui Energy Co. Ltd. Class A	3,504,200	3,372
PetroChina Co. Ltd. Class H	79,244,000	108,712
Shaanxi Coal Industry Co. Ltd. Class A	834,500	3,091
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	1,540,990	1,980
Shanxi Coking Coal Energy Group Co. Ltd. Class A	1,491,100	1,442
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,621,900	3,181

		240,886

FINANCIALS 5.4%
Bank of Guiyang Co. Ltd. Class A	3,073,300	2,601
Bank of Zhengzhou Co. Ltd. Class H	19,662,000	2,558
China Cinda Asset Management Co. Ltd. Class H	3,284,000	478
China Minsheng Banking Corp. Ltd. Class H	35,913,500	16,890
China Reinsurance Group Corp. Class H	3,148,000	595
Huaxia Bank Co. Ltd. Class A	1,602,000	1,700
Industrial Bank Co. Ltd. Class A	1,059,000	2,885
Lufax Holding Ltd. (a)	921,768	1,724
PICC Property & Casualty Co. Ltd. Class H	15,778,000	29,044
Ping An Bank Co. Ltd. Class A	2,531,800	4,076
Ping An Insurance Group Co. of China Ltd. Class H	9,733,500	74,843
Shanghai Pudong Development Bank Co. Ltd. Class A	8,711,400	12,837

		150,231

HEALTH CARE 0.6%
China Resources Pharmaceutical Group Ltd.	2,582,000	1,914
Sinopharm Group Co. Ltd. Class H	5,836,000	15,141

		17,055

INDUSTRIALS 3.1%
Bohai Leasing Co. Ltd. Class A	6,743,500	4,270
China Communications Services Corp. Ltd. Class H	11,574,000	6,246
China International Marine Containers Group Co. Ltd. Class H	2,138,600	2,686
China Lesso Group Holdings Ltd.	5,187,000	3,299
CITIC Ltd.	18,296,000	27,862
COSCO SHIPPING Holdings Co. Ltd. Class H	13,836,500	26,348
Shanghai Construction Group Co. Ltd. Class A	16,970,700	6,797
Shanxi Coal International Energy Group Co. Ltd. Class A	1,888,600	3,035
Sinopec Engineering Group Co. Ltd. Class H	918,500	691
Xiamen ITG Group Corp. Ltd. Class A	4,873,937	4,515
Xinte Energy Co. Ltd. Class H	720,000	481
YUNDA Holding Group Co. Ltd. Class A	1,606,100	1,584

		87,814

INFORMATION TECHNOLOGY 2.5%
AAC Technologies Holdings, Inc.	864,000	3,706
Avary Holding Shenzhen Co. Ltd. Class A	218,300	1,687
BOE Technology Group Co. Ltd. Class A	25,334,400	14,458
Foxconn Industrial Internet Co. Ltd. Class A	836,400	6,456
Lenovo Group Ltd.	32,036,000	38,530
Lingyi iTech Guangdong Co. Class A (a)	731,000	1,388
Tongwei Co. Ltd. Class A	253,900	618
Wingtech Technology Co. Ltd. Class A	477,500	2,167

		69,010

MATERIALS 1.9%
Anhui Conch Cement Co. Ltd. Class H	7,763,500	21,131
Baoshan Iron & Steel Co. Ltd. Class A	9,591,900	8,965
BBMG Corp. Class H	2,153,000	206
China National Building Material Co. Ltd. Class H	21,104,000	12,947

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

Hengyi Petrochemical Co. Ltd. Class A	1,236,017	2,200
Huaibei Mining Holdings Co. Ltd. Class A (a)	568,800	1,116
Huaxin Building Materials Group Co. Ltd. Class H	687,200	1,405
Luxi Chemical Group Co. Ltd. Class A	970,900	2,281
Sinopec Shanghai Petrochemical Co. Ltd. Class H	3,110,000	489
Yunnan Copper Co. Ltd. Class A (a)	910,500	2,433

		53,173

REAL ESTATE 0.4%
Gemdale Corp. Class A	8,836,439	3,528
Seazen Group Ltd. (a)	17,832,000	4,663
Seazen Holdings Co. Ltd. Class A (a)	988,966	2,013

		10,204

UTILITIES 0.3%
ENN Energy Holdings Ltd.	732,700	5,966
GD Power Development Co. Ltd. Class A	4,571,700	3,212

		9,178

Total China		747,528

GREECE 1.1%
COMMUNICATION SERVICES 0.3%
Hellenic Telecommunications Organization SA	391,167	7,379

CONSUMER DISCRETIONARY 0.0%
Jumbo SA	27,613	701

ENERGY 0.2%
HELLENiQ ENERGY Holdings SA	205,724	2,347
Motor Oil Hellas Corinth Refineries SA	94,742	4,172

		6,519

INDUSTRIALS 0.6%
Star Bulk Carriers Corp.	661,237	15,189

Total Greece		29,788

HONG KONG 2.0%
FINANCIALS 0.2%
China Taiping Insurance Holdings Co. Ltd.	1,085,400	2,866
Far East Horizon Ltd.	3,001,000	2,713

		5,579

INDUSTRIALS 1.0%
China Everbright Environment Group Ltd.	13,433,000	9,242
Orient Overseas International Ltd.	661,000	11,789
Shanghai Industrial Holdings Ltd.	1,041,000	1,875
Shenzhen International Holdings Ltd.	3,943,500	3,596

		26,502

MATERIALS 0.0%
China Resources Building Materials Technology Holdings Ltd.	6,626,000	1,275

REAL ESTATE 0.0%
China Overseas Grand Oceans Group Ltd.	1,036,000	317

UTILITIES 0.8%
Beijing Enterprises Holdings Ltd.	369,000	1,411
Guangdong Investment Ltd.	3,336,000	3,341
Kunlun Energy Co. Ltd.	18,764,000	17,146

		21,898

Total Hong Kong		55,571

INDIA 5.2%
COMMUNICATION SERVICES 0.1%
Zee Entertainment Enterprises Ltd.	3,944,473	3,030

CONSUMER DISCRETIONARY 0.2%
Apollo Tyres Ltd.	212,650	930

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

Hero MotoCorp Ltd.	66,135	3,575
Rajesh Exports Ltd. (a)	659,874	570

		5,075

ENERGY 2.0%
Bharat Petroleum Corp. Ltd.	2,504,203	7,508
Chennai Petroleum Corp. Ltd.	236,340	2,443
Hindustan Petroleum Corp. Ltd.	1,964,905	7,002
Indian Oil Corp. Ltd.	14,240,159	20,328
Mangalore Refinery & Petrochemicals Ltd.	415,600	788
Oil & Natural Gas Corp. Ltd.	4,579,443	13,797
Oil India Ltd.	176,402	885
Petronet LNG Ltd.	1,134,766	2,980

		55,731

FINANCIALS 0.8%
Bandhan Bank Ltd.	2,720,109	4,091
Bank of Baroda	976,415	2,574
Power Finance Corp. Ltd.	2,040,007	8,246
Sammaan Capital Ltd.	5,448,896	8,656

		23,567

MATERIALS 2.0%
Chambal Fertilisers & Chemicals Ltd.	604,632	2,739
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	38,187	149
Gujarat State Fertilizers & Chemicals Ltd.	614,247	910
National Aluminium Co. Ltd.	5,231,795	21,598
Rain Industries Ltd.	194,127	219
Vedanta Ltd.	4,262,134	29,904

		55,519

UTILITIES 0.1%
PTC India Ltd.	1,402,456	2,353

Total India		145,275

INDONESIA 2.9%
COMMUNICATION SERVICES 0.6%
Telkom Indonesia Persero Tbk. PT	97,606,800	17,575

CONSUMER STAPLES 0.2%
Gudang Garam Tbk. PT	889,600	738
Hanjaya Mandala Sampoerna Tbk. PT	32,947,900	1,406
Indofood Sukses Makmur Tbk. PT	2,383,300	889
Unilever Indonesia Tbk. PT	12,393,000	1,342

		4,375

ENERGY 1.0%
Alamtri Resources Indonesia Tbk. PT	73,363,500	11,212
Bukit Asam Persero Tbk. PT	10,997,100	2,063
Indo Tambangraya Megah Tbk. PT	3,646,000	6,377
United Tractors Tbk. PT	4,403,500	8,045

		27,697

FINANCIALS 0.6%
Bank Negara Indonesia Persero Tbk. PT	18,288,200	4,084
Bank Rakyat Indonesia Persero Tbk. PT	65,957,300	13,180

		17,264

HEALTH CARE 0.0%
Kalbe Farma Tbk. PT	5,385,600	309

INDUSTRIALS 0.3%
Astra International Tbk. PT	19,904,000	7,348

MATERIALS 0.0%
Indocement Tunggal Prakarsa Tbk. PT	2,820,900	844

UTILITIES 0.2%
Perusahaan Gas Negara Persero Tbk. PT	51,316,300	5,614

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

Total Indonesia		81,026

KUWAIT 0.0%
COMMUNICATION SERVICES 0.0%
Mobile Telecommunications Co. KSCP	315,078	580

CONSUMER DISCRETIONARY 0.0%
Humansoft Holding Co. KSC	62,145	484

Total Kuwait		1,064

MALAYSIA 0.2%
CONSUMER DISCRETIONARY 0.0%
Genting Bhd.	1,654,600	917

FINANCIALS 0.0%
Alliance Bank Malaysia Bhd.	186,600	222

HEALTH CARE 0.2%
Hartalega Holdings Bhd.	2,293,500	651
Kossan Rubber Industries Bhd.	2,345,000	695
Supermax Corp. Bhd.	6,371,080	474
Top Glove Corp. Bhd.	23,179,000	3,948

		5,768

Total Malaysia		6,907

MEXICO 2.7%
COMMUNICATION SERVICES 2.0%
America Movil SAB de CV	40,833,800	51,900
Grupo Televisa SAB	5,303,500	3,080

		54,980

CONSUMER DISCRETIONARY 0.0%
Nemak SAB de CV	3,123,100	608

CONSUMER STAPLES 0.5%
Arca Continental SAB de CV	107,800	1,243
Sigma Foods SAB de CV	11,334,207	11,320

		12,563

FINANCIALS 0.0%
Grupo Financiero Inbursa SAB de CV Class O	501,259	1,263

MATERIALS 0.2%
Alpek SAB de CV	1,732,506	1,101
Orbia Advance Corp. SAB de CV (b)	3,187,100	3,839

		4,940

Total Mexico		74,354

NETHERLANDS 1.4%
CONSUMER STAPLES 1.4%
JBS NV	2,207,635	39,632

Total Netherlands		39,632

PHILIPPINES 0.1%
COMMUNICATION SERVICES 0.0%
PLDT, Inc.	51,265	1,098

ENERGY 0.0%
Semirara Mining & Power Corp.	2,317,200	1,093

INDUSTRIALS 0.1%
DMCI Holdings, Inc.	7,951,200	1,306

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

Total Philippines		3,497

POLAND 1.9%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat SA (b)	687,366	2,175

ENERGY 1.3%
ORLEN SA	1,006,477	36,469

FINANCIALS 0.3%
Powszechny Zaklad Ubezpieczen SA	468,677	8,158

INFORMATION TECHNOLOGY 0.0%
Asseco Poland SA	24,824	1,144

MATERIALS 0.0%
Jastrzebska Spolka Weglowa SA	99,016	924

UTILITIES 0.2%
PGE Polska Grupa Energetyczna SA (a)	1,228,392	3,485
Tauron Polska Energia SA (a)	664,151	1,842

		5,327

Total Poland		54,197

QATAR 0.2%
COMMUNICATION SERVICES 0.1%
Ooredoo QPSC	502,345	1,713

FINANCIALS 0.1%
Commercial Bank PSQC	822,802	964
Qatar National Bank QPSC	389,860	1,825

		2,789

Total Qatar		4,502

RUSSIA 0.0%
COMMUNICATION SERVICES 0.0%
Mobile TeleSystems PJSC «(b)	290,070	0
Rostelecom PJSC «(b)	341,490	0
Sistema AFK PAO «(a)	1,963,160	0

		0

ENERGY 0.0%
Gazprom PJSC «(a)	3,725,600	0
LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	4,916,745	0
VTB Bank PJSC «	4,772,724	0

		0

MATERIALS 0.0%
Alrosa PJSC «	2,122,120	0
GMK Norilskiy Nickel PAO «	379,700	0
Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0
Novolipetsk Steel PJSC «	3,113,725	0
Severstal PAO «	339,609	0

		0

UTILITIES 0.0%
Federal Grid Co-Rosseti PJSC «(a)	591,291,707	1
Inter RAO UES PJSC «	15,264,000	0

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

Unipro PAO «(a)	3,938,000	0

		1

Total Russia		1

SAUDI ARABIA 0.2%
CONSUMER DISCRETIONARY 0.0%
Jarir Marketing Co.	275,524	1,038

ENERGY 0.1%
Saudi Arabian Oil Co.	304,310	2,203

FINANCIALS 0.0%
Banque Saudi Fransi	87,397	466

MATERIALS 0.1%
Saudi Basic Industries Corp.	68,734	1,098

REAL ESTATE 0.0%
Arabian Centres Co.	119,907	546

UTILITIES 0.0%
Saudi Energy Co.	210,811	959

Total Saudi Arabia		6,310

SOUTH AFRICA 5.8%
COMMUNICATION SERVICES 0.2%
Telkom SA SOC Ltd.	1,737,582	6,038

CONSUMER DISCRETIONARY 0.1%
Motus Holdings Ltd.	403,687	2,788

CONSUMER STAPLES 0.1%
Tiger Brands Ltd.	133,405	2,390

ENERGY 0.1%
Thungela Resources Ltd.	366,334	3,630

FINANCIALS 1.4%
Absa Group Ltd.	169,598	2,443
Momentum Group Ltd.	1,133,852	2,437
Nedbank Group Ltd.	983,915	15,511
Old Mutual Ltd.	9,611,312	7,839
Standard Bank Group Ltd.	496,680	8,995

		37,225

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	2,687,216	1,834

MATERIALS 3.8%
Impala Platinum Holdings Ltd.	879,770	12,512
Sappi Ltd. (b)	495,151	491
Sasol Ltd.	947,959	12,504
Sibanye Stillwater Ltd.	5,851,335	17,960
Valterra Platinum Ltd.	751,429	63,164

		106,631

Total South Africa		160,536

SOUTH KOREA 10.5%
COMMUNICATION SERVICES 2.3%
KT Corp.	543,218	21,733
LG Uplus Corp.	1,082,389	11,257
SK Telecom Co. Ltd.	591,169	30,587

		63,577

CONSUMER DISCRETIONARY 1.1%
Hankook Tire & Technology Co. Ltd.	182,763	6,728
Hyundai Mobis Co. Ltd.	48,277	12,456
LG Electronics, Inc.	83,098	6,025

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

Lotte Shopping Co. Ltd.	81,973	6,019

		31,228

CONSUMER STAPLES 0.8%
CJ CheilJedang Corp.	9,317	1,354
E-MART, Inc.	26,468	1,716
KT&G Corp.	103,446	11,124
LG H&H Co. Ltd.	42,691	7,048

		21,242

FINANCIALS 1.5%
BNK Financial Group, Inc.	604,270	7,328
DB Insurance Co. Ltd.	134,706	15,109
Hana Financial Group, Inc.	21,839	1,592
Hanwha Life Insurance Co. Ltd.	1,355,410	4,108
Hyundai Marine & Fire Insurance Co. Ltd.	402,571	8,148
Samsung Card Co. Ltd.	87,307	3,107
Samsung Fire & Marine Insurance Co. Ltd.	2,695	807
Woori Financial Group, Inc.	96,837	2,123

		42,322

INDUSTRIALS 4.0%
CJ Corp.	137,140	17,649
CJ Logistics Corp.	28,476	1,991
Daewoo Engineering & Construction Co. Ltd. (a)	1,494,021	15,970
DL E&C Co. Ltd.	177,214	7,811
Doosan Bobcat, Inc.	78,713	3,075
GS Engineering & Construction Corp.	78,305	1,320
GS Holdings Corp.	175,638	7,591
Hanwha Corp.	99,631	7,421
Hyundai Engineering & Construction Co. Ltd.	133,476	13,031
Hyundai Glovis Co. Ltd.	99,987	14,201
LX International Corp.	209,874	6,108
SK, Inc.	71,264	14,652

		110,820

INFORMATION TECHNOLOGY 0.2%
LG Display Co. Ltd. (a)	715,377	5,253

MATERIALS 0.3%
Hyundai Steel Co.	384,323	8,826
Kumho Petrochemical Co. Ltd.	12,850	1,026

		9,852

UTILITIES 0.3%
Korea Electric Power Corp.	188,679	5,364
Korea Gas Corp.	80,139	1,884

		7,248

Total South Korea		291,542

TAIWAN 8.8%
CONSUMER DISCRETIONARY 0.2%
China Motor Corp.	631,000	1,107
Pou Chen Corp.	4,587,000	4,118

		5,225

ENERGY 0.0%
Formosa Petrochemical Corp.	616,000	1,059

INDUSTRIALS 4.3%
Evergreen Marine Corp. Taiwan Ltd.	13,565,000	85,567
Yang Ming Marine Transport Corp.	21,144,000	34,790

		120,357

INFORMATION TECHNOLOGY 4.1%
ASE Technology Holding Co. Ltd.	4,107,000	45,202
Catcher Technology Co. Ltd.	323,000	1,913
Compal Electronics, Inc.	7,580,000	6,594
FLEXium Interconnect, Inc. (a)	1,731,000	3,184
General Interface Solution GIS Holding Ltd. (a)	590,871	987
Hon Hai Precision Industry Co. Ltd.	941,000	5,752
MediaTek, Inc.	43,000	2,063
Nan Ya Printed Circuit Board Corp. (a)	345,000	5,950
Novatek Microelectronics Corp.	403,000	4,865

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

Pegatron Corp.	7,861,000	19,059
Powertech Technology, Inc.	1,814,000	11,106
Primax Electronics Ltd.	623,000	1,386
Radiant Opto-Electronics Corp.	398,000	1,151
Realtek Semiconductor Corp.	303,000	4,608
TPK Holding Co. Ltd.	557,000	776

		114,596

MATERIALS 0.2%
Eternal Materials Co. Ltd.	2,247,000	4,156

REAL ESTATE 0.0%
Farglory Land Development Co. Ltd.	303,000	676

Total Taiwan		246,069

THAILAND 7.4%
CONSUMER DISCRETIONARY 0.1%
Sri Trang Agro-Industry PCL	6,510,200	3,514

CONSUMER STAPLES 0.0%
Thai Union Group PCL	1,174,700	401

ENERGY 2.0%
IRPC PCL	41,783,200	2,525
PTT PCL	45,200,900	47,969
Star Petroleum Refining PCL	13,458,900	2,866
Thai Oil PCL	1,958,300	2,898

		56,258

FINANCIALS 4.1%
Kasikornbank PCL	6,502,700	37,939
Kiatnakin Phatra Bank PCL	1,790,800	4,147
Krung Thai Bank PCL	16,040,700	17,154
SCB X PCL	8,037,700	35,333
Thanachart Capital PCL	6,857,004	11,854
Tisco Financial Group PCL	2,057,800	7,070

		113,497

HEALTH CARE 0.0%
Sri Trang Gloves Thailand PCL	2,263,700	769

INDUSTRIALS 0.1%
Regional Container Lines PCL	3,060,000	2,923

MATERIALS 1.0%
Indorama Ventures PCL	4,799,100	3,662
PTT Global Chemical PCL	17,859,200	19,901
Siam Cement PCL	452,300	2,886

		26,449

REAL ESTATE 0.1%
3BB Internet Infrastructure Fund Class F	3,228,800	646
Supalai PCL	4,402,700	2,192

		2,838

Total Thailand		206,649

TURKEY 0.3%
FINANCIALS 0.3%
Is Yatirim Menkul Degerler AS	7,691,851	7,514

Total Turkey		7,514

UNITED ARAB EMIRATES 0.3%
FINANCIALS 0.2%
Dubai Islamic Bank PJSC (a)	2,188,634	4,439

MATERIALS 0.0%
Fertiglobe PLC	1,161,641	990

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

REAL ESTATE 0.1%
Emaar Properties PJSC	1,101,867	3,606

Total United Arab Emirates		9,035

Total Common Stocks (Cost $2,094,450)		2,459,126

PREFERRED STOCKS 10.5%
BRAZIL 10.4%
BANKING & FINANCE 1.9%
Banco Bradesco SA	13,924,200	51,532

INDUSTRIALS 2.1%
Gerdau SA	11,116,700	40,777
Metalurgica Gerdau SA	8,475,278	13,973
Usinas Siderurgicas de Minas Gerais SA Usiminas	3,759,700	4,892

		59,642

UTILITIES 6.4%
Cia Energetica de Minas Gerais	4,818,770	11,731
Petroleo Brasileiro SA - Petrobras	17,700,900	166,318

		178,049

Total Brazil		289,223

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina SA	917,087	3,875

Total Chile		3,875

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC «	31,237	0
Transneft PJSC «	81,000	0

		0

Total Russia		0

Total Preferred Stocks (Cost $219,416)		293,098

REAL ESTATE INVESTMENT TRUSTS 0.4%
MEXICO 0.2%
REAL ESTATE 0.2%
Fibra Uno Administracion SA de CV	3,151,000	5,128

Total Mexico		5,128

SOUTH AFRICA 0.2%
REAL ESTATE 0.2%
Growthpoint Properties Ltd.	5,827,550	5,569

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

Redefine Properties Ltd.	3,894,988	1,370

		6,939

Total South Africa		6,939

Total Real Estate Investment Trusts (Cost $9,184)		12,067

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (c)	3,634,196	3,634

Total Mutual Funds (Cost $3,634)		3,634

Total Short-Term Instruments (Cost $3,634)		3,634

Total Investments in Securities (Cost $2,326,684)		2,767,925

INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.2%
PIMCO Government Money Market Fund 3.740% (b)(c)	2,660,419	2,660

Total Mutual Funds (Cost $2,660)		2,660

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	1,632,370	15,898

Total Short-Term Instruments (Cost $15,898)		18,558

Total Investments in Affiliates (Cost $18,558)		18,558

Total Investments 100.0% (Cost $2,345,642)		$2,786,483
Other Assets and Liabilities, net 0.0%		1,051

Net Assets 100.0%		$2,787,534

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Securities with an aggregate market value of $2,382 were out on loan in exchange for $2,660 of cash collateral as of March 31, 2026.
(c)	Coupon represents a 7-Day Yield.
(d)	RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Baidu, Inc. Class A			11/24/2025 - 01/22/2026	$10,052	$9,618	0.35%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services	$25,287	$0	$0	$25,287
	Consumer Discretionary	35,110	0	0	35,110
	Consumer Staples	26,549	0	0	26,549
	Financials	34,789	0	0	34,789
	Materials	135,356	0	0	135,356
	Utilities	3,931	0	0	3,931
Chile
	Consumer Staples	10,760	0	0	10,760
	Financials	10,796	0	0	10,796
	Utilities	5,551	0	0	5,551
China
	Communication Services	5,853	26,419	0	32,272
	Consumer Discretionary	45,515	18,708	0	64,223
	Consumer Staples	1,810	11,672	0	13,482
	Energy	7,714	233,172	0	240,886
	Financials	20,004	130,227	0	150,231
	Health Care	0	17,055	0	17,055
	Industrials	7,550	80,264	0	87,814
	Information Technology	2,167	66,843	0	69,010
	Materials	2,521	50,652	0	53,173
	Real Estate	0	10,204	0	10,204
	Utilities	0	9,178	0	9,178
Greece
	Communication Services	7,379	0	0	7,379
	Consumer Discretionary	701	0	0	701
	Energy	6,519	0	0	6,519
	Industrials	15,189	0	0	15,189
Hong Kong
	Financials	0	5,579	0	5,579
	Industrials	0	26,502	0	26,502
	Materials	0	1,275	0	1,275
	Real Estate	0	317	0	317
	Utilities	0	21,898	0	21,898
India
	Communication Services	0	3,030	0	3,030
	Consumer Discretionary	0	5,075	0	5,075
	Energy	21,116	34,615	0	55,731
	Financials	0	23,567	0	23,567
	Materials	0	55,519	0	55,519
	Utilities	0	2,353	0	2,353
Indonesia
	Communication Services	17,575	0	0	17,575
	Consumer Staples	2,144	2,231	0	4,375
	Energy	14,422	13,275	0	27,697
	Financials	0	17,264	0	17,264
	Health Care	0	309	0	309
	Industrials	0	7,348	0	7,348
	Materials	0	844	0	844
	Utilities	0	5,614	0	5,614
Kuwait
	Communication Services	580	0	0	580
	Consumer Discretionary	0	484	0	484
Malaysia
	Consumer Discretionary	0	917	0	917

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

Financials	0	222	0	222
Health Care	0	5,768	0	5,768
Mexico
Communication Services	54,980	0	0	54,980
Consumer Discretionary	608	0	0	608
Consumer Staples	12,563	0	0	12,563
Financials	1,263	0	0	1,263
Materials	4,940	0	0	4,940
Netherlands
Consumer Staples	39,632	0	0	39,632
Philippines
Communication Services	0	1,098	0	1,098
Energy	1,093	0	0	1,093
Industrials	1,306	0	0	1,306
Poland
Communication Services	0	2,175	0	2,175
Energy	0	36,469	0	36,469
Financials	0	8,158	0	8,158
Information Technology	0	1,144	0	1,144
Materials	0	924	0	924
Utilities	3,485	1,842	0	5,327
Qatar
Communication Services	0	1,713	0	1,713
Financials	2,789	0	0	2,789
Russia
Utilities	0	0	1	1
Saudi Arabia
Consumer Discretionary	0	1,038	0	1,038
Energy	0	2,203	0	2,203
Financials	0	466	0	466
Materials	0	1,098	0	1,098
Real Estate	0	546	0	546
Utilities	0	959	0	959
South Africa
Communication Services	6,038	0	0	6,038
Consumer Discretionary	0	2,788	0	2,788
Consumer Staples	0	2,390	0	2,390
Energy	3,630	0	0	3,630
Financials	23,350	13,875	0	37,225
Health Care	1,834	0	0	1,834
Materials	0	106,631	0	106,631
South Korea
Communication Services	0	63,577	0	63,577
Consumer Discretionary	0	31,228	0	31,228
Consumer Staples	0	21,242	0	21,242
Financials	0	42,322	0	42,322
Industrials	0	110,820	0	110,820
Information Technology	0	5,253	0	5,253
Materials	0	9,852	0	9,852
Utilities	0	7,248	0	7,248
Taiwan
Consumer Discretionary	0	5,225	0	5,225
Energy	0	1,059	0	1,059
Industrials	0	120,357	0	120,357
Information Technology	0	114,596	0	114,596
Materials	0	4,156	0	4,156
Real Estate	0	676	0	676
Thailand
Consumer Discretionary	3,514	0	0	3,514
Consumer Staples	0	401	0	401
Energy	47,969	8,289	0	56,258
Financials	0	113,497	0	113,497
Health Care	769	0	0	769
Industrials	2,923	0	0	2,923
Materials	0	26,449	0	26,449
Real Estate	0	2,838	0	2,838
Turkey
Financials	0	7,514	0	7,514
United Arab Emirates
Financials	0	4,439	0	4,439
Materials	990	0	0	990
Real Estate	0	3,606	0	3,606
Preferred Stocks
Brazil
Banking & Finance	51,532	0	0	51,532
Industrials	59,642	0	0	59,642
Utilities	178,049	0	0	178,049
Chile
Industrials	3,875	0	0	3,875
Real Estate Investment Trusts
Mexico
Real Estate	5,128	0	0	5,128
South Africa
Real Estate	6,939	0	0	6,939
Short-Term Instruments
Mutual Funds	0	3,634	0	3,634

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2026 (Unaudited)

	$985,729	$1,782,195	$1	$2,767,925
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	2,660	0	0	2,660
Central Funds Used for Cash Management Purposes	15,898	0	0	15,898

	$18,558	$0	$0	$18,558

Total Investments	$1,004,287	$1,782,195	$1	$2,786,483

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO RAE Global ex-US Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (b)	117,654	$117

Total Short-Term Instruments (Cost $117)		117

Total Investments in Securities (Cost $117)		117

INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.8%
UNITED STATES 99.8%
PIMCO RAE Emerging Markets Fund	2,904,985	37,242
PIMCO RAE International Fund	9,651,176	96,029

Total Mutual Funds (Cost $106,467)		133,271

SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	10,323	101

Total Short-Term Instruments (Cost $101)		101

Total Investments in Affiliates (Cost $106,568)		133,372

Total Investments 100.0% (Cost $106,685)		$133,489
Other Assets and Liabilities, net 0.0%		6

Net Assets 100.0%		$133,495

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Short-Term Instruments
Mutual Funds	$0	$117	$0	$117

	$0	$117	$0	$117
Investments in Affiliates, at Value
Mutual Funds
United States	133,271	0	0	133,271
Short-Term Instruments
Central Funds Used for Cash Management Purposes	101	0	0	101

	$133,372	$0	$0	$133,372

Total Investments	$133,372	$117	$0	$133,489

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO RAE International Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6% ¤
COMMON STOCKS 98.4%
AUSTRALIA 1.5%
CONSUMER DISCRETIONARY 0.1%
JB Hi-Fi Ltd.	12,006	$607

ENERGY 0.2%
Ampol Ltd.	32,000	742
Viva Energy Group Ltd.	59,713	106

		848

INDUSTRIALS 0.2%
Aurizon Holdings Ltd.	134,713	372
Downer EDI Ltd.	155,467	832

		1,204

MATERIALS 0.3%
BlueScope Steel Ltd.	61,376	1,111
Sims Ltd.	41,360	525

		1,636

UTILITIES 0.7%
AGL Energy Ltd.	481,426	3,296

Total Australia		7,591

AUSTRIA 1.9%
ENERGY 0.9%
OMV AG	62,278	4,556

FINANCIALS 0.4%
Raiffeisen Bank International AG	45,493	1,949

INFORMATION TECHNOLOGY 0.1%
ams-OSRAM AG (a)	33,933	361

MATERIALS 0.5%
voestalpine AG	57,417	2,548

Total Austria		9,414

BELGIUM 0.7%
COMMUNICATION SERVICES 0.2%
Proximus SADP	144,729	1,171

CONSUMER STAPLES 0.1%
Colruyt Group NV	6,239	261

MATERIALS 0.4%
Bekaert SA	12,504	589
Umicore SA (a)	80,718	1,540

		2,129

Total Belgium		3,561

CANADA 6.4%
CONSUMER DISCRETIONARY 1.8%
BRP, Inc.	11,400	820

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

Magna International, Inc.	141,067	7,878

		8,698

CONSUMER STAPLES 0.3%
Empire Co. Ltd. Class A	43,300	1,551

FINANCIALS 0.2%
IGM Financial, Inc.	7,100	338
Onex Corp.	10,910	796

		1,134

INDUSTRIALS 0.2%
Finning International, Inc.	13,100	811

MATERIALS 3.8%
Canfor Corp. (a)	27,200	268
Nutrien Ltd.	216,800	16,366
West Fraser Timber Co. Ltd.	37,400	2,443

		19,077

UTILITIES 0.1%
Atco Ltd. Class I	9,981	488

Total Canada		31,759

DENMARK 3.9%
HEALTH CARE 0.1%
H Lundbeck AS	70,587	442
H Lundbeck AS Class A	315	1

		443

INDUSTRIALS 3.8%
AP Moller - Maersk AS Class B	7,312	18,265
D/S Norden AS	20,808	954

		19,219

Total Denmark		19,662

FINLAND 2.2%
ENERGY 0.3%
Neste OYJ	57,686	1,875

FINANCIALS 1.0%
Nordea Bank Abp	17,654	304
Sampo OYJ Class A	432,286	4,598

		4,902

MATERIALS 0.4%
Outokumpu OYJ	368,109	2,015

UTILITIES 0.5%
Fortum OYJ (b)	95,002	2,429

Total Finland		11,221

FRANCE 2.2%
CONSUMER DISCRETIONARY 1.0%
Cie Generale des Etablissements Michelin SCA	30,666	1,051
Valeo SE	299,374	3,666

		4,717

CONSUMER STAPLES 0.4%
Carrefour SA	114,720	2,124

ENERGY 0.8%
TotalEnergies SE	45,100	4,139

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

Total France		10,980

GERMANY 5.3%
CONSUMER DISCRETIONARY 0.2%
Bayerische Motoren Werke AG	4,889	452
Mercedes-Benz Group AG	6,728	414

		866

HEALTH CARE 4.1%
Bayer AG	409,981	18,973
BioNTech SE	1,353	120
Fresenius Medical Care AG	27,705	1,256

		20,349

INDUSTRIALS 0.1%
Deutsche Post AG	8,540	450
Hapag-Lloyd AG	1,870	265

		715

MATERIALS 0.9%
BASF SE	75,714	4,663
thyssenkrupp AG	15,459	136

		4,799

Total Germany		26,729

HONG KONG 4.3%
COMMUNICATION SERVICES 0.0%
PCCW Ltd.	83,000	62

CONSUMER DISCRETIONARY 0.4%
Skyworth Group Ltd. (b)	1,196,215	945
Yue Yuen Industrial Holdings Ltd.	566,500	1,105

		2,050

CONSUMER STAPLES 1.1%
WH Group Ltd.	4,311,500	5,667

INDUSTRIALS 0.8%
Cathay Pacific Airways Ltd.	106,000	153
CTF Services Ltd.	93,500	94
Hutchison Port Holdings Trust	1,762,500	361
Jardine Matheson Holdings Ltd.	8,500	611
SITC International Holdings Co. Ltd.	233,000	1,020
Swire Pacific Ltd. Class A	154,500	1,689

		3,928

INFORMATION TECHNOLOGY 0.2%
Kingboard Holdings Ltd.	197,500	836

REAL ESTATE 1.7%
CK Asset Holdings Ltd.	464,500	2,658
Hopson Development Holdings Ltd. (a)	132,800	45
Kerry Properties Ltd.	189,000	530
New World Development Co. Ltd.	1,089,000	1,131
Sun Hung Kai Properties Ltd.	180,000	2,997
Wharf Holdings Ltd.	188,000	519
Wharf Real Estate Investment Co. Ltd.	137,000	398

		8,278

UTILITIES 0.1%
China Gas Holdings Ltd.	531,200	485

Total Hong Kong		21,306

IRELAND 0.0%
HEALTH CARE 0.0%
Medtronic PLC	586	51

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

Total Ireland		51

ISRAEL 1.8%
ENERGY 0.1%
Oil Refineries Ltd.	1,448,123	624

		624

FINANCIALS 0.2%
Plus500 Ltd.	15,639	847

INDUSTRIALS 1.3%
ZIM Integrated Shipping Services Ltd. (b)	240,633	6,341

MATERIALS 0.2%
ICL Group Ltd.	163,987	846
Israel Corp. Ltd.	367	103

		949

Total Israel		8,761

ITALY 1.1%
COMMUNICATION SERVICES 0.6%
Telecom Italia SpA (a)	4,332,179	3,042

ENERGY 0.2%
Eni SpA	30,202	859

UTILITIES 0.3%
Enel SpA	144,179	1,576

Total Italy		5,477

JAPAN 21.2%
COMMUNICATION SERVICES 1.0%
Hakuhodo DY Holdings, Inc. (b)	43,800	289
NTT, Inc.	3,861,800	3,864
Square Enix Holdings Co. Ltd.	38,500	613

		4,766

CONSUMER DISCRETIONARY 3.6%
Aisin Corp.	78,700	1,109
Bandai Namco Holdings, Inc.	42,400	1,046
Bridgestone Corp.	23,300	486
EDION Corp.	64,100	876
Isuzu Motors Ltd.	179,200	2,581
Izumi Co. Ltd.	58,800	386
JTEKT Corp.	65,500	703
K's Holdings Corp.	106,900	1,135
Koito Manufacturing Co. Ltd.	18,600	294
Mazda Motor Corp. (b)	347,100	2,374
PALTAC Corp.	10,500	322
Sharp Corp. (a)	151,700	563
Shimamura Co. Ltd.	48,600	1,018
Sumitomo Rubber Industries Ltd.	105,900	1,397
Tokai Rika Co. Ltd.	12,800	244
Toyoda Gosei Co. Ltd.	35,600	933
Toyota Boshoku Corp.	33,700	528
TS Tech Co. Ltd.	20,200	230
Yamada Holdings Co. Ltd.	542,000	1,799

		18,024

CONSUMER STAPLES 1.9%
Arcs Co. Ltd.	11,400	272
Coca-Cola Bottlers Japan Holdings, Inc.	18,900	429
Itoham Yonekyu Holdings, Inc.	17,580	638
MatsukiyoCocokara & Co.	68,500	1,090
Megmilk Snow Brand Co. Ltd.	5,200	106
MEIJI Holdings Co. Ltd.	130,600	3,185
Nichirei Corp.	40,700	505
Shiseido Co. Ltd.	45,100	921
Sugi Holdings Co. Ltd.	30,500	672
Sundrug Co. Ltd.	4,600	113
Tsuruha Holdings, Inc.	79,810	1,247
United Super Markets Holdings, Inc.	29,800	169

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

Yamazaki Baking Co. Ltd.	3,300	74

		9,421

ENERGY 0.2%
Inpex Corp.	35,600	1,053

FINANCIALS 2.5%
Japan Post Holdings Co. Ltd.	1,024,500	11,829
Mitsubishi HC Capital, Inc.	97,400	874

		12,703

HEALTH CARE 1.3%
Alfresa Holdings Corp.	73,000	1,179
Medipal Holdings Corp.	71,000	1,333
Ono Pharmaceutical Co. Ltd.	112,500	1,806
Santen Pharmaceutical Co. Ltd.	31,900	359
Suzuken Co. Ltd.	38,400	1,453
Toho Holdings Co. Ltd.	6,000	180

		6,310

INDUSTRIALS 4.3%
AGC, Inc.	96,200	3,408
Amada Co. Ltd.	76,700	1,082
COMSYS Holdings Corp.	49,600	1,586
Dai Nippon Printing Co. Ltd.	97,000	1,767
EXEO Group, Inc.	37,700	648
Hino Motors Ltd. (a)	244,500	596
Kamigumi Co. Ltd.	7,000	242
MISUMI Group, Inc.	24,400	418
Nagase & Co. Ltd.	41,200	306
Nippon Express Holdings, Inc.	67,800	1,532
NSK Ltd.	154,000	1,091
Persol Holdings Co. Ltd.	738,900	1,091
Sankyu, Inc.	19,500	1,090
Seino Holdings Co. Ltd. (b)	63,600	980
Sekisui Chemical Co. Ltd.	59,100	992
SG Holdings Co. Ltd. (b)	126,800	1,181
Sumitomo Heavy Industries Ltd.	32,400	991
TOPPAN Holdings, Inc.	5,100	135
TOTO Ltd.	14,500	480
Yamato Holdings Co. Ltd.	181,700	2,026

		21,642

INFORMATION TECHNOLOGY 2.3%
Alps Alpine Co. Ltd. (b)	106,000	1,438
Brother Industries Ltd.	98,100	1,816
Canon Marketing Japan, Inc.	30,400	668
Canon, Inc.	26,950	748
Fujitsu Ltd.	136,700	2,796
Konica Minolta, Inc.	213,100	715
Macnica Holdings, Inc.	9,600	144
Ricoh Co. Ltd.	76,300	645
Rohm Co. Ltd.	38,100	759
Seiko Epson Corp.	158,300	1,957

		11,686

MATERIALS 2.6%
Daicel Corp.	7,900	63
Denka Co. Ltd. (b)	51,800	1,183
Dowa Holdings Co. Ltd.	24,300	1,391
JFE Holdings, Inc. (b)	13,400	157
Kaneka Corp.	9,200	282
Kansai Paint Co. Ltd. (b)	23,700	355
Kuraray Co. Ltd.	24,000	253
Mitsubishi Chemical Group Corp.	566,300	3,311
Mitsui Kinzoku Co. Ltd.	7,700	1,461
Nippon Paper Industries Co. Ltd.	33,200	270
Nippon Shokubai Co. Ltd.	55,000	796
Sumitomo Chemical Co. Ltd.	269,200	871
Teijin Ltd.	64,200	676
Tosoh Corp. (b)	39,300	584
Toyo Seikan Group Holdings Ltd.	59,100	1,345
Zeon Corp.	13,900	158

		13,156

REAL ESTATE 0.8%
Daito Trust Construction Co. Ltd.	145,500	3,410

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

Nomura Real Estate Holdings, Inc.	44,300	287

		3,697

UTILITIES 0.7%
Electric Power Development Co. Ltd. (b)	54,800	1,509
Toho Gas Co. Ltd.	38,800	309
Tohoku Electric Power Co., Inc.	38,600	289
Tokyo Gas Co. Ltd.	29,600	1,394

		3,501

Total Japan		105,959

LUXEMBOURG 2.4%
MATERIALS 2.4%
ArcelorMittal SA	233,627	12,116

Total Luxembourg		12,116

NETHERLANDS 8.3%
CONSUMER DISCRETIONARY 1.7%
Stellantis NV	1,190,515	8,605

CONSUMER STAPLES 4.8%
Koninklijke Ahold Delhaize NV	520,138	24,222

FINANCIALS 0.1%
ING Groep NV	12,589	327

INDUSTRIALS 0.9%
Randstad NV (b)	104,879	2,737
Signify NV	82,476	1,757

		4,494

MATERIALS 0.8%
Akzo Nobel NV	64,903	3,731

Total Netherlands		41,379

NEW ZEALAND 0.0%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	78,530	94

INDUSTRIALS 0.0%
Fletcher Building Ltd. (a)	70,502	120

Total New Zealand		214

NORWAY 7.6%
COMMUNICATION SERVICES 0.6%
Telenor ASA	160,351	2,820

ENERGY 5.7%
Equinor ASA	675,064	28,761

INDUSTRIALS 0.0%
Wallenius Wilhelmsen ASA	11,621	148

MATERIALS 1.3%
Elkem ASA (a)	59,795	175
Yara International ASA	107,783	6,300

		6,475

Total Norway		38,204

RUSSIA 0.0%
MATERIALS 0.0%
Evraz PLC (a)	238,175	0

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

Total Russia		0

SINGAPORE 0.6%
COMMUNICATION SERVICES 0.2%
JOYY, Inc.	18,991	1,109

INDUSTRIALS 0.2%
ComfortDelGro Corp. Ltd.	789,600	888
Jardine Cycle & Carriage Ltd.	8,700	235

		1,123

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	13,400	161

REAL ESTATE 0.2%
UOL Group Ltd.	90,200	685

Total Singapore		3,078

SPAIN 4.4%
COMMUNICATION SERVICES 1.6%
Telefonica SA	1,846,964	8,081

ENERGY 2.0%
Repsol SA	352,448	9,921

FINANCIALS 0.3%
Mapfre SA	283,653	1,264

UTILITIES 0.5%
Endesa SA	61,723	2,574

Total Spain		21,840

SWEDEN 1.9%
COMMUNICATION SERVICES 0.5%
Tele2 AB Class B	119,824	2,480

CONSUMER DISCRETIONARY 0.3%
Electrolux AB Class B (a)	239,391	1,520

INDUSTRIALS 0.4%
Husqvarna AB Class B	98,568	390
Peab AB Class B	50,642	518
SKF AB Class B	46,357	1,117

		2,025

MATERIALS 0.7%
SSAB AB Class A	467,683	3,690

Total Sweden		9,715

SWITZERLAND 4.1%
HEALTH CARE 1.0%
Novartis AG	3,710	570
Roche Holding AG	10,732	4,283

		4,853

INDUSTRIALS 0.9%
Adecco Group AG	124,776	3,001
Kuehne & Nagel International AG	6,738	1,543

		4,544

MATERIALS 2.2%
Glencore PLC	1,441,669	10,919

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

Total Switzerland		20,316

UNITED KINGDOM 16.6%
COMMUNICATION SERVICES 4.4%
Vodafone Group PLC	14,746,569	22,243

CONSUMER DISCRETIONARY 1.0%
Currys PLC	752,026	1,246
Kingfisher PLC	937,414	3,564
Persimmon PLC	4,266	61

		4,871

CONSUMER STAPLES 5.0%
British American Tobacco PLC	332,026	19,277
Imperial Brands PLC	105,687	4,286
J Sainsbury PLC	357,524	1,604

		25,167

ENERGY 0.4%
Shell PLC	42,299	1,959

FINANCIALS 1.3%
Aberdeen Group PLC	726,117	1,839
M&G PLC	1,229,696	4,467

		6,306

HEALTH CARE 3.4%
GSK PLC	614,915	16,938

INDUSTRIALS 0.0%
Stolt-Nielsen Ltd.	1,874	65

MATERIALS 0.2%
Johnson Matthey PLC	47,232	1,193

UTILITIES 0.9%
Centrica PLC	1,576,982	4,465

Total United Kingdom		83,207

Total Common Stocks (Cost $355,018)		492,540

REAL ESTATE INVESTMENT TRUSTS 0.1%
CANADA 0.1%
REAL ESTATE 0.1%
RioCan Real Estate Investment Trust	31,342	428

Total Real Estate Investment Trusts (Cost $382)		428

RIGHTS 0.0%
ITALY 0.0%
COMMUNICATION SERVICES 0.0%
Telecom Italia SpA	4,537,459	0

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

Total Rights (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (c)	295,525	295

Total Mutual Funds (Cost $295)		295

Total Short-Term Instruments (Cost $295)		295

Total Investments in Securities (Cost $355,695)		493,263

INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
MUTUAL FUNDS 4.3%
PIMCO Government Money Market Fund 3.740% (b)(c)	21,893,721	21,894

Total Mutual Funds (Cost $21,894)		21,894

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	215,918	2,103

Total Short-Term Instruments (Cost $24,292)		24,292

Total Investments in Affiliates (Cost $23,997)		23,997

Total Investments 103.3% (Cost $379,692)		$517,260
Other Assets and Liabilities, net (3.3)%		(16,690)

Net Assets 100.0%		$500,570

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Securities with an aggregate market value of $15,339 were out on loan in exchange for $16,110 of cash collateral as of March 31, 2026.
(c)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Common Stocks
Australia
	Consumer Discretionary	$0	$607	$0	$607
	Energy	0	848	0	848
	Industrials	0	1,204	0	1,204
	Materials	0	1,636	0	1,636
	Utilities	0	3,296	0	3,296
Austria
	Energy	0	4,556	0	4,556
	Financials	0	1,949	0	1,949
	Information Technology	0	361	0	361
	Materials	0	2,548	0	2,548
Belgium
	Communication Services	1,171	0	0	1,171
	Consumer Staples	261	0	0	261
	Materials	0	2,129	0	2,129
Canada
	Consumer Discretionary	8,698	0	0	8,698
	Consumer Staples	1,551	0	0	1,551
	Financials	1,134	0	0	1,134
	Industrials	811	0	0	811
	Materials	19,077	0	0	19,077
	Utilities	488	0	0	488
Denmark
	Health Care	0	443	0	443
	Industrials	0	19,219	0	19,219
Finland
	Energy	0	1,875	0	1,875
	Financials	4,598	304	0	4,902
	Materials	0	2,015	0	2,015
	Utilities	0	2,429	0	2,429
France
	Consumer Discretionary	0	4,717	0	4,717
	Consumer Staples	0	2,124	0	2,124
	Energy	0	4,139	0	4,139
Germany
	Consumer Discretionary	0	866	0	866
	Health Care	120	20,229	0	20,349
	Industrials	0	715	0	715
	Materials	0	4,799	0	4,799
Hong Kong
	Communication Services	0	62	0	62
	Consumer Discretionary	0	2,050	0	2,050
	Consumer Staples	0	5,667	0	5,667
	Industrials	361	3,567	0	3,928
	Information Technology	0	836	0	836
	Real Estate	564	7,714	0	8,278
	Utilities	0	485	0	485
Ireland
	Health Care	51	0	0	51
Israel
	Energy	624	0	0	624
	Financials	0	847	0	847
	Industrials	6,341	0	0	6,341
	Materials	0	949	0	949
Italy
	Communication Services	0	3,042	0	3,042
	Energy	0	859	0	859
	Utilities	0	1,576	0	1,576
Japan
	Communication Services	0	4,766	0	4,766
	Consumer Discretionary	0	18,024	0	18,024
	Consumer Staples	3,656	5,765	0	9,421
	Energy	0	1,053	0	1,053
	Financials	0	12,703	0	12,703

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2026 (Unaudited)

Health Care	539	5,771	0	6,310
Industrials	1,181	20,461	0	21,642
Information Technology	0	11,686	0	11,686
Materials	0	13,156	0	13,156
Real Estate	0	3,697	0	3,697
Utilities	0	3,501	0	3,501
Luxembourg
Materials	0	12,116	0	12,116
Netherlands
Consumer Discretionary	0	8,605	0	8,605
Consumer Staples	24,222	0	0	24,222
Financials	0	327	0	327
Industrials	0	4,494	0	4,494
Materials	0	3,731	0	3,731
New Zealand
Communication Services	0	94	0	94
Industrials	0	120	0	120
Norway
Communication Services	2,820	0	0	2,820
Energy	0	28,761	0	28,761
Industrials	0	148	0	148
Materials	0	6,475	0	6,475
Singapore
Communication Services	1,109	0	0	1,109
Industrials	0	1,123	0	1,123
Information Technology	0	161	0	161
Real Estate	0	685	0	685
Spain
Communication Services	0	8,081	0	8,081
Energy	0	9,921	0	9,921
Financials	0	1,264	0	1,264
Utilities	2,574	0	0	2,574
Sweden
Communication Services	0	2,480	0	2,480
Consumer Discretionary	0	1,520	0	1,520
Industrials	0	2,025	0	2,025
Materials	0	3,690	0	3,690
Switzerland
Health Care	0	4,853	0	4,853
Industrials	0	4,544	0	4,544
Materials	0	10,919	0	10,919
United Kingdom
Communication Services	0	22,243	0	22,243
Consumer Discretionary	0	4,871	0	4,871
Consumer Staples	1,604	23,563	0	25,167
Energy	0	1,959	0	1,959
Financials	0	6,306	0	6,306
Health Care	0	16,938	0	16,938
Industrials	0	65	0	65
Materials	0	1,193	0	1,193
Utilities	0	4,465	0	4,465
Real Estate Investment Trusts
Canada
Real Estate	428	0	0	428
Short-Term Instruments
Mutual Funds	0	295	0	295

	$83,983	$409,280	$0	$493,263
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	21894	0	0	21,894
Central Funds Used for Cash Management Purposes	2,103	0	0	2,103

	$23,997	$0	$0	$23,997

Total Investments	$107,980	$409,280	$0	$517,260

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO RAE US Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
COMMON STOCKS 98.1%
UNITED KINGDOM 0.0%
COMMUNICATION SERVICES 0.0%
Liberty Global Ltd. Class C (a)	7,983	$94

Total United Kingdom		94

UNITED STATES 98.1%
COMMUNICATION SERVICES 7.7%
Alphabet, Inc. Class A	35,859	10,312
Charter Communications, Inc. Class A (a)	99,077	21,389
Comcast Corp. Class A	90,962	2,611
Electronic Arts, Inc.	38,251	7,798
Fox Corp. Class A	147,375	8,607
Lumen Technologies, Inc. (a)	1,619,252	11,254
Optimum Communications, Inc. Class A (a)	58,235	76
Sirius XM Holdings, Inc.	159,632	3,684
Verizon Communications, Inc.	36,506	1,832
Warner Bros Discovery, Inc. (a)	1,006,724	27,645

		95,208

CONSUMER DISCRETIONARY 7.9%
Advance Auto Parts, Inc. (b)	92,833	4,897
AutoNation, Inc. (a)	21,195	4,138
Best Buy Co., Inc.	264,411	16,975
eBay, Inc.	214,915	19,561
General Motors Co.	20,188	1,504
Goodyear Tire & Rubber Co. (a)	90,983	603
Kohl's Corp.	464,705	5,995
Lowe's Cos., Inc.	15,992	3,779
Macy's, Inc.	407,696	7,375
MGM Resorts International (a)	186,483	6,902
Newell Brands, Inc.	437,117	1,499
NIKE, Inc. Class B	12,076	638
PVH Corp.	81,733	5,702
Ralph Lauren Corp.	8,031	2,763
Tapestry, Inc.	47,897	6,759
VF Corp.	305,356	5,188
Whirlpool Corp. (b)	73,776	3,978

		98,256

CONSUMER STAPLES 8.0%
Altria Group, Inc.	226,808	14,967
Archer-Daniels-Midland Co.	237,471	17,262
Dollar General Corp.	104,327	12,387
Dollar Tree, Inc. (a)	104,762	11,472
Kroger Co.	366,985	26,555
Target Corp.	139,929	16,959

		99,602

ENERGY 14.6%
APA Corp.	202,906	8,611
Chevron Corp.	23,020	4,763
ConocoPhillips	7,905	1,044
Exxon Mobil Corp.	15,861	2,691
HF Sinclair Corp.	69,810	4,355
Marathon Petroleum Corp.	296,697	72,448
PBF Energy, Inc. Class A	144,267	6,870
Phillips 66	28,114	5,122
Valero Energy Corp.	301,837	74,578
World Kinect Corp.	37,945	875

		181,357

FINANCIALS 8.2%
Aflac, Inc.	3,460	380

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2026 (Unaudited)

Ally Financial, Inc.	291,849	11,449
American Financial Group, Inc.	33,757	4,311
American International Group, Inc.	62,770	4,724
First American Financial Corp.	34,481	2,079
Franklin Resources, Inc.	256,236	6,052
Invesco Ltd.	217,549	5,284
Old Republic International Corp.	35,219	1,405
OneMain Holdings, Inc.	98,473	5,268
PayPal Holdings, Inc.	531,504	24,040
Synchrony Financial	350,930	23,870
T. Rowe Price Group, Inc.	137,289	12,375

		101,237

HEALTH CARE 16.4%
Align Technology, Inc. (a)	30,236	5,183
Bristol-Myers Squibb Co.	653,394	39,628
Cigna Group	15,956	4,256
CVS Health Corp.	22,474	1,614
DaVita, Inc. (a)	31,898	4,902
Elevance Health, Inc.	3,527	1,033
Gilead Sciences, Inc.	269,459	37,555
Humana, Inc.	106,568	18,478
Johnson & Johnson	240,310	58,741
Labcorp Holdings, Inc.	30,152	8,045
Merck & Co., Inc.	19,018	2,288
Moderna, Inc. (a)	185,610	9,429
Organon & Co.	216,071	1,294
Solventum Corp. (a)	39,455	2,577
Universal Health Services, Inc. Class B	43,089	7,712

		202,735

INDUSTRIALS 9.7%
3M Co.	146,177	21,229
Avis Budget Group, Inc. (b)	38,932	5,678
Builders FirstSource, Inc. (a)	29,624	2,439
CH Robinson Worldwide, Inc.	38,947	6,468
CSX Corp.	434,423	17,833
Expeditors International of Washington, Inc.	65,790	9,423
FedEx Corp.	3,198	1,139
Ferguson Enterprises, Inc.	23,717	5,532
Hertz Global Holdings, Inc. (a)(b)	472,628	2,179
Leidos Holdings, Inc.	7,180	1,117
Lockheed Martin Corp.	64,831	39,183
ManpowerGroup, Inc.	125,739	3,704
Robert Half, Inc.	144,664	3,675
Ryder System, Inc.	5,501	1,126

		120,725

INFORMATION TECHNOLOGY 19.0%
Amdocs Ltd.	71,242	4,649
Applied Materials, Inc.	24,795	8,475
Arrow Electronics, Inc. (a)	66,551	9,544
Avnet, Inc.	83,633	5,153
Cisco Systems, Inc.	687,459	53,340
Cognizant Technology Solutions Corp. Class A	162,014	9,940
DXC Technology Co. (a)	202,311	2,543
Hewlett Packard Enterprise Co.	712,137	16,956
HP, Inc.	1,147,932	22,052
Ingram Micro Holding Corp.	4,453	104
Intel Corp. (a)	278,640	12,296
Jabil, Inc.	26,632	7,074
Kyndryl Holdings, Inc. (a)	127,845	1,677
Lam Research Corp.	97,302	20,790
Microchip Technology, Inc.	161,805	10,454
Microsoft Corp.	16,223	6,005
NetApp, Inc.	54,036	5,533
Qorvo, Inc. (a)	96,643	7,480
QUALCOMM, Inc.	34,533	4,447
Seagate Technology Holdings PLC	27,108	10,620
Skyworks Solutions, Inc.	152,210	8,151
TD SYNNEX Corp.	9,122	1,539
Teradyne, Inc.	22,059	6,540
Xerox Holdings Corp. (b)	483,245	623

		235,985

MATERIALS 5.1%
Celanese Corp.	31,581	2,077
CF Industries Holdings, Inc.	93,732	12,170
Cleveland-Cliffs, Inc. (a)	604,854	5,111
Dow, Inc.	28,668	1,194
DuPont de Nemours, Inc.	30,910	1,416
Eastman Chemical Co.	25,087	1,915

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2026 (Unaudited)

Huntsman Corp.	311,413	4,145
LyondellBasell Industries NV Class A	74,724	6,020
Mosaic Co.	368,202	9,389
Nucor Corp.	3,976	672
Olin Corp.	130,133	3,869
Reliance, Inc.	10,413	3,165
Steel Dynamics, Inc.	63,219	11,379

		62,522

REAL ESTATE 0.4%
Jones Lang LaSalle, Inc. (a)	16,182	4,924

UTILITIES 1.1%
Evergy, Inc.	98,468	8,066
PPL Corp.	115,939	4,429
UGI Corp.	38,496	1,402

		13,897

Total United States		1,216,448

Total Common Stocks (Cost $899,621)		1,216,542

REAL ESTATE INVESTMENT TRUSTS 1.5%
UNITED STATES 1.5%
REAL ESTATE 1.5%
Host Hotels & Resorts, Inc.	313,866	6,014
Weyerhaeuser Co.	492,083	12,021

		18,035

Total Real Estate Investment Trusts (Cost $18,012)		18,035

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (c)	602,736	603

Total Mutual Funds (Cost $603)		603

Total Short-Term Instruments (Cost $603)		603

Total Investments in Securities (Cost $918,236)		1,235,180

INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
MUTUAL FUNDS 1.1%
PIMCO Government Money Market Fund 3.740% (b)(c)	13,156,369	13,156

Total Mutual Funds (Cost $13,156)		13,156

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	614,089	5,981

Total Short-Term Instruments (Cost $19,740)		19,740

Total Investments in Affiliates (Cost $19,137)		19,137

Total Investments 101.2% (Cost $937,373)		$1,254,317
Other Assets and Liabilities, net (1.2)%		(14,599)

Net Assets 100.0%		$1,239,718

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Securities with an aggregate market value of $12,268 were out on loan in exchange for $12,551 of cash collateral as of March 31, 2026.
(c)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Common Stocks
United Kingdom
	Communication Services	$94	$0	$0	$94
United States
	Communication Services	95,208	0	0	95,208
	Consumer Discretionary	98,256	0	0	98,256
	Consumer Staples	99,602	0	0	99,602
	Energy	181,357	0	0	181,357
	Financials	101,237	0	0	101,237
	Health Care	202,735	0	0	202,735
	Industrials	120,725	0	0	120,725
	Information Technology	235,985	0	0	235,985
	Materials	62,522	0	0	62,522
	Real Estate	4,924	0	0	4,924
	Utilities	13,897	0	0	13,897
Real Estate Investment Trusts
United States
	Real Estate	18,035	0	0	18,035
Short-Term Instruments
Mutual Funds		0	603	0	603

		$1,234,577	$603	$0	$1,235,180
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds		13,156	0	0	13,156
Central Funds Used for Cash Management Purposes		5,981	0	0	5,981

		$19,137	$0	$0	$19,137

Total Investments		$1,253,714	$603	$0	$1,254,317

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO RAE US Small Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
COMMON STOCKS 93.9%
IRELAND 2.3%
HEALTH CARE 2.3%
Jazz Pharmaceuticals PLC (a)	388,324	$73,413

Total Ireland		73,413

UNITED KINGDOM 2.9%
COMMUNICATION SERVICES 0.0%
IHS Holding Ltd. (a)	133,715	1,100

CONSUMER DISCRETIONARY 1.3%
Capri Holdings Ltd. (a)	2,220,695	39,129

FINANCIALS 1.6%
Janus Henderson Group PLC	955,083	49,063

INDUSTRIALS 0.0%
Pentair PLC	16,113	1,403

Total United Kingdom		90,695

UNITED STATES 88.7%
COMMUNICATION SERVICES 4.9%
AMC Networks, Inc. Class A (a)	207,251	1,407
Angi, Inc. (a)	235,517	1,613
Cargurus, Inc. (a)	225,471	7,677
Gray Media, Inc.	616,199	2,674
John Wiley & Sons, Inc. Class A	255,347	9,729
Liberty Latin America Ltd. Class C (a)	1,478,309	13,039
Nexstar Media Group, Inc.	317,930	57,491
Scholastic Corp.	402,076	15,705
Sinclair, Inc.	163,678	2,118
Telephone & Data Systems, Inc.	149,281	6,285
Yelp, Inc. (a)	1,028,816	25,453
Ziff Davis, Inc. (a)	283,804	11,909

		155,100

CONSUMER DISCRETIONARY 16.6%
Academy Sports & Outdoors, Inc.	601,911	33,978
Adient PLC (a)	574,687	11,614
ADT, Inc.	300,085	1,972
American Eagle Outfitters, Inc.	80,723	1,348
Bath & Body Works, Inc.	129,894	2,425
Boyd Gaming Corp.	146,778	12,062
Brunswick Corp.	392,980	28,593
Buckle, Inc.	19,486	981
Caleres, Inc.	105,958	1,117
Carter's, Inc.	1,274,261	45,568
Chegg, Inc. (a)	541,491	401
Columbia Sportswear Co.	215,416	11,807
Covista, Inc. (a)	61,936	7,138
Cracker Barrel Old Country Store, Inc. (b)	750,444	21,095
Cricut, Inc. Class A	118,026	441
Crocs, Inc. (a)	58,912	4,891
Dauch Corp. (a)	241,121	1,430
Designer Brands, Inc. Class A (b)	572,377	3,257
Dillard's, Inc. Class A	112,754	64,508
Etsy, Inc. (a)	672,015	33,587
G-III Apparel Group Ltd.	256,116	7,094
Genesco, Inc. (a)	107,193	3,108
Gentex Corp.	95,413	2,085
Gentherm, Inc. (a)	41,719	1,159
GoPro, Inc. Class A (a)(b)	2,411,570	1,857
Grand Canyon Education, Inc. (a)	12,175	2,070

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2026 (Unaudited)

Hasbro, Inc.	35,997	3,369
Helen of Troy Ltd. (a)	623,192	8,986
Jack in the Box, Inc. (b)	346,049	3,346
KB Home	43,890	2,271
Laureate Education, Inc.	50,922	1,774
LCI Industries	13,933	1,714
Leggett & Platt, Inc.	1,384,510	13,679
Marriott Vacations Worldwide Corp.	47,316	3,081
Monro, Inc.	272,375	4,369
Murphy USA, Inc.	111,971	55,310
National Vision Holdings, Inc. (a)	661,692	17,138
Oxford Industries, Inc. (b)	199,389	7,679
Polaris, Inc.	73,968	4,031
Pool Corp.	7,858	1,590
Sally Beauty Holdings, Inc. (a)	128,929	1,786
Signet Jewelers Ltd.	130,980	11,086
Sleep Number Corp. (a)(b)	283,041	508
Smith & Wesson Brands, Inc.	308,729	4,424
Sonos, Inc. (a)	807,826	10,825
Sturm Ruger & Co., Inc.	85,774	3,439
Tri Pointe Homes, Inc. (a)	358,281	16,743
Upbound Group, Inc.	80,978	1,462
Vail Resorts, Inc. (b)	18,829	2,416
Valvoline, Inc. (a)	67,344	2,268
Victoria's Secret & Co. (a)	607,072	28,144
Winnebago Industries, Inc.	134,219	4,159
Zumiez, Inc. (a)	38,479	853

		522,036

CONSUMER STAPLES 1.9%
Andersons, Inc.	37,186	2,669
Flowers Foods, Inc.	191,279	1,559
Fresh Del Monte Produce, Inc.	210,576	8,478
Ingles Markets, Inc. Class A	167,771	15,081
Ingredion, Inc.	28,190	3,176
Medifast, Inc. (a)	40,825	416
Nu Skin Enterprises, Inc. Class A	226,322	1,648
Oil-Dri Corp. of America	14,633	952
Spectrum Brands Holdings, Inc.	33,527	2,471
United Natural Foods, Inc. (a)	201,401	9,075
Universal Corp.	50,145	2,643
USANA Health Sciences, Inc. (a)	79,241	1,384
Weis Markets, Inc.	165,026	11,286

		60,838

ENERGY 6.2%
California Resources Corp.	37,256	2,579
Chord Energy Corp.	34,652	4,927
CNX Resources Corp. (a)	61,180	2,359
CVR Energy, Inc.	694,414	23,367
Delek U.S. Holdings, Inc.	1,272,266	57,341
Dorian LPG Ltd.	123,527	4,225
Helmerich & Payne, Inc.	756,936	27,272
International Seaways, Inc.	126,644	9,230
Murphy Oil Corp.	1,042,967	43,022
Nabors Industries Ltd. (a)	42,486	3,656
Peabody Energy Corp.	498,247	16,417

		194,395

FINANCIALS 13.5%
Acadian Asset Management, Inc.	115,256	6,272
Affiliated Managers Group, Inc.	234,771	64,961
BankUnited, Inc.	90,495	4,087
BRC Group Holdings, Inc. (a)(b)	413,570	3,027
Bread Financial Holdings, Inc.	819,881	61,401
CNO Financial Group, Inc.	596,424	24,489
Credit Acceptance Corp. (a)	7,286	3,085
Employers Holdings, Inc.	94,457	3,886
Encore Capital Group, Inc. (a)	252,049	17,674
Euronet Worldwide, Inc. (a)	24,917	1,654
Evercore, Inc. Class A	55,212	16,481
Federated Hermes, Inc.	604,813	34,299
Genworth Financial, Inc. (a)	414,761	3,368
Jackson Financial, Inc. Class A	77,079	8,149
loanDepot, Inc. Class A (a)	1,307,702	1,857
MGIC Investment Corp.	356,756	9,365
Navient Corp.	834,607	6,827
PennyMac Financial Services, Inc.	16,466	1,439
PROG Holdings, Inc.	763,481	21,904
Radian Group, Inc.	210,161	6,952
SEI Investments Co.	30,555	2,398
SLM Corp.	2,157,245	46,187
Virtu Financial, Inc. Class A	369,396	16,246

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2026 (Unaudited)

Western Union Co. (b)	6,391,540	55,798
World Acceptance Corp. (a)	28,586	3,860

		425,666

HEALTH CARE 5.9%
Acadia Healthcare Co., Inc. (a)	624,938	14,617
Accendra Health, Inc. (a)	1,666,478	3,800
AdaptHealth Corp. (a)	176,601	2,102
AMN Healthcare Services, Inc. (a)	812,818	14,907
Avanos Medical, Inc. (a)	185,961	2,605
Avantor, Inc. (a)	223,482	1,752
Bio-Rad Laboratories, Inc. Class A (a)	77,178	21,513
Claritev Corp. (a)	42,689	697
Community Health Systems, Inc.	955,720	2,810
Cross Country Healthcare, Inc. (a)	176,344	1,658
Dentsply Sirona, Inc.	2,053,926	23,825
Elanco Animal Health, Inc. (a)	93,631	2,241
Embecta Corp.	230,971	2,042
Emergent BioSolutions, Inc. (a)	330,315	2,742
Envista Holdings Corp. (a)	97,802	2,481
Exelixis, Inc. (a)	74,956	3,215
Fortrea Holdings, Inc. (a)	598,241	5,635
Fulgent Genetics, Inc. (a)	124,279	1,976
Ginkgo Bioworks Holdings, Inc. (a)	489,372	3,000
GRAIL, Inc. (a)	94,544	4,886
Innoviva, Inc. (a)	362,103	8,437
Integra LifeSciences Holdings Corp. (a)	619,001	5,831
Novavax, Inc. (a)(b)	1,297,646	10,563
Pediatrix Medical Group, Inc. (a)	313,213	6,700
QuidelOrtho Corp. (a)	703,760	11,563
Teladoc Health, Inc. (a)	3,359,502	18,309
Teleflex, Inc.	15,811	1,891
Tenet Healthcare Corp.	10,117	1,909
West Pharmaceutical Services, Inc.	8,278	2,075

		185,782

INDUSTRIALS 19.5%
A.O. Smith Corp.	497,183	32,784
ABM Industries, Inc.	56,038	2,158
Acuity, Inc.	207,061	58,023
Allison Transmission Holdings, Inc.	429,656	50,295
Apogee Enterprises, Inc.	248,002	8,318
ArcBest Corp.	163,270	16,059
Atkore, Inc.	84,737	4,992
BlueLinx Holdings, Inc. (a)	19,904	1,078
Boise Cascade Co.	97,639	7,406
Booz Allen Hamilton Holding Corp.	39,381	3,073
Brady Corp. Class A	113,923	9,255
CACI International, Inc. Class A (a)	45,040	24,496
CoreCivic, Inc. (a)	1,412,727	26,715
CSG Systems International, Inc.	225,961	18,063
Deluxe Corp.	159,420	4,390
DNOW, Inc. (a)	437,079	5,206
Donaldson Co., Inc.	24,784	2,103
EnerSys	57,834	10,047
Forward Air Corp. (a)	106,477	1,779
Genpact Ltd.	145,193	5,408
GEO Group, Inc. (a)	513,193	8,627
Global Industrial Co.	22,767	718
GrafTech International Ltd. (a)(b)	105,808	717
GXO Logistics, Inc. (a)	29,291	1,519
Healthcare Services Group, Inc. (a)	311,893	5,786
Hub Group, Inc. Class A	63,967	2,305
IDEX Corp.	8,540	1,619
JELD-WEN Holding, Inc. (a)	660,519	819
KBR, Inc.	35,859	1,322
Kelly Services, Inc. Class A	137,013	1,212
Kennametal, Inc.	700,828	25,321
Kforce, Inc.	90,889	2,658
Korn Ferry	27,032	1,702
Landstar System, Inc.	372,863	59,774
Lincoln Electric Holdings, Inc.	9,164	2,282
Marten Transport Ltd.	153,526	2,016
Masterbrand, Inc. (a)	360,695	2,997
Matson, Inc.	18,322	3,004
Maximus, Inc.	348,047	22,310
MillerKnoll, Inc.	91,267	1,320
MSC Industrial Direct Co., Inc. Class A	329,976	30,447
Resideo Technologies, Inc. (a)	89,330	3,011
Science Applications International Corp.	321,974	30,562
Sensata Technologies Holding PLC	1,324,808	46,660
SkyWest, Inc. (a)	184,823	16,972
Terex Corp.	37,241	2,201
Toro Co.	25,914	2,421

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2026 (Unaudited)

TriNet Group, Inc.	156,728	5,710
UFP Industries, Inc.	35,947	3,311
Valmont Industries, Inc.	4,186	1,673
Vestis Corp.	61,948	487
Wabash National Corp.	527,714	4,549
Werner Enterprises, Inc.	781,661	22,989
WillScot Holdings Corp.	109,092	1,894

		612,563

INFORMATION TECHNOLOGY 14.1%
Amkor Technology, Inc.	752,668	33,893
ASGN, Inc. (a)	358,615	13,882
Benchmark Electronics, Inc.	290,393	16,279
Ciena Corp. (a)	10,406	4,040
Cirrus Logic, Inc. (a)	213,207	30,834
Diodes, Inc. (a)	83,111	5,673
Dropbox, Inc. Class A (a)	2,237,581	50,838
F5, Inc. (a)	10,724	3,103
Insight Enterprises, Inc. (a)	26,634	1,785
InterDigital, Inc.	14,467	4,369
IPG Photonics Corp.	247,042	28,309
LiveRamp Holdings, Inc. (a)	371,694	9,857
MaxLinear, Inc. (a)	302,046	5,253
NCR Voyix Corp. (a)	554,080	3,507
NETGEAR, Inc. (a)	187,182	4,088
NetScout Systems, Inc. (a)	828,850	26,349
PC Connection, Inc.	28,744	1,680
Sanmina Corp. (a)	479,812	62,203
Silicon Laboratories, Inc. (a)	9,280	1,932
Synaptics, Inc. (a)	172,688	12,095
Teradata Corp. (a)	1,468,764	37,644
Viavi Solutions, Inc. (a)	594,688	19,791
Vishay Intertechnology, Inc.	1,413,426	25,442
Vistance Networks, Inc. (a)	2,040,098	37,130
Vontier Corp.	45,711	1,621

		441,597

MATERIALS 5.3%
Alpha Metallurgical Resources, Inc. (a)	49,667	10,195
Ashland, Inc.	35,712	1,986
Avery Dennison Corp.	17,446	3,013
Chemours Co.	213,870	4,711
Clearwater Paper Corp. (a)	71,100	1,022
Commercial Metals Co.	62,514	3,840
Ecovyst, Inc.	562,816	7,238
Greif, Inc. Class A	26,648	1,787
Ingevity Corp. (a)	28,476	2,028
Mativ Holdings, Inc.	31,538	274
NewMarket Corp.	31,587	20,246
RPM International, Inc.	21,105	2,098
Ryerson Holding Corp.	256,394	5,764
Sonoco Products Co.	84,896	4,592
Sylvamo Corp.	274,684	11,603
Warrior Met Coal, Inc.	906,427	84,434

		164,831

REAL ESTATE 0.2%
Cushman & Wakefield Ltd. (a)	192,360	2,358
eXp World Holdings, Inc.	491,936	2,947

		5,305

UTILITIES 0.6%
Black Hills Corp.	31,443	2,182
Hawaiian Electric Industries, Inc. (a)	200,886	2,981
OGE Energy Corp.	231,643	11,110
ONE Gas, Inc.	25,469	2,194

		18,467

Total United States		2,786,580

Total Common Stocks (Cost $2,579,620)		2,950,688

REAL ESTATE INVESTMENT TRUSTS 5.5%
UNITED STATES 5.5%
REAL ESTATE 5.5%
Apollo Commercial Real Estate Finance, Inc.	241,088	2,546
Brandywine Realty Trust	991,002	2,686
BrightSpire Capital, Inc.	273,539	1,532
Brixmor Property Group, Inc.	82,911	2,388

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2026 (Unaudited)

Chimera Investment Corp.	1,491,121	18,714
COPT Defense Properties	82,467	2,523
EPR Properties	183,900	9,188
Healthcare Realty Trust, Inc.	162,621	2,763
Highwoods Properties, Inc.	75,115	1,608
Hudson Pacific Properties, Inc.	306,520	1,811
JBG SMITH Properties	758,244	11,078
Ladder Capital Corp.	654,131	6,391
Medical Properties Trust, Inc. (b)	4,200,543	19,448
MFA Financial, Inc.	349,891	3,352
New York REIT, Inc. «	4,082	0
Park Hotels & Resorts, Inc. (b)	4,393,727	46,266
Peakstone Realty Trust	16,062	336
Pebblebrook Hotel Trust	734,285	9,274
RLJ Lodging Trust	2,294,776	17,027
Service Properties Trust (b)	2,785,385	3,774
Xenia Hotels & Resorts, Inc.	734,999	10,900

		173,605

Total Real Estate Investment Trusts (Cost $189,924)		173,605

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (c)	1,081,850	1,082

Total Mutual Funds (Cost $1,082)		1,082

Total Short-Term Instruments (Cost $1,082)		1,082

Total Investments in Securities (Cost $2,770,626)		3,125,375

INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.2%
MUTUAL FUNDS 3.6%
PIMCO Government Money Market Fund 3.740% (b)(c)	113,450,349	113,450

Total Mutual Funds (Cost $113,450)		113,450

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	1,657,499	16,143

Total Short-Term Instruments (Cost $130,671)		130,675

Total Investments in Affiliates (Cost $129,589)		129,593

Total Investments 103.6% (Cost $2,900,215)		$3,254,968
Other Assets and Liabilities, net (3.6)%		(112,303)

Net Assets 100.0%		$3,142,665

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Securities with an aggregate market value of $115,400 were out on loan in exchange for $118,274 of cash collateral as of March 31, 2026.
(c)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Common Stocks
Ireland
	Health Care	$73,413	$0	$0	$73,413
United Kingdom
	Communication Services	1,100	0	0	1,100
	Consumer Discretionary	39,129	0	0	39,129
	Financials	49,063	0	0	49,063
	Industrials	1,403	0	0	1,403
United States
	Communication Services	155,100	0	0	155,100
	Consumer Discretionary	522,036	0	0	522,036
	Consumer Staples	60,838	0	0	60,838
	Energy	194,395	0	0	194,395
	Financials	425,666	0	0	425,666
	Health Care	185,782	0	0	185,782
	Industrials	612,563	0	0	612,563
	Information Technology	441,597	0	0	441,597
	Materials	164,831	0	0	164,831
	Real Estate	5,305	0	0	5,305
	Utilities	18,467	0	0	18,467
Real Estate Investment Trusts
United States
	Real Estate	173,605	0	0	173,605
Short-Term Instruments
Mutual Funds		0	1,082	0	1,082

		$3,124,293	$1,082	$0	$3,125,375
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds		113,450	0	0	113,450
Central Funds Used for Cash Management Purposes		16,143	0	0	16,143

		$129,593	$0	$0	$129,593

Total Investments		$3,253,886	$1,082	$0	$3,254,968

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
COMMON STOCKS 95.0%
BRAZIL 3.9%
COMMUNICATION SERVICES 0.4%
Telefonica Brasil SA	37,120	$296
TIM SA	31,300	166

		462

CONSUMER DISCRETIONARY 0.5%
Ultrapar Participacoes SA	42,988	239
Vibra Energia SA	72,937	445

		684

CONSUMER STAPLES 0.3%
Ambev SA	41,000	121
MBRF Global Foods Co. SA	55,900	233

		354

FINANCIALS 0.5%
B3 SA - Brasil Bolsa Balcao	72,202	256
Banco BTG Pactual SA	21,700	236
Banco Santander Brasil SA	15,900	94
BB Seguridade Participacoes SA	2,197	15

		601

HEALTH CARE 0.1%
Rede D'Or Sao Luiz SA	11,700	88

INDUSTRIALS 0.2%
Localiza Rent a Car SA	14,600	133
Motiva Infraestrutura de Mobilidade SA	25,300	77
WEG SA	9,881	97

		307

MATERIALS 1.3%
Cia Siderurgica Nacional SA	42,177	52
Klabin SA	46,857	176
Suzano SA	25,692	257
Vale SA	78,600	1,252

		1,737

UTILITIES 0.6%
Axia Energia	30,000	339
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,622	294
CPFL Energia SA	4,300	40
Energisa SA	12,520	127
Engie Brasil Energia SA	7,369	47

		847

Total Brazil		5,080

CHILE 0.8%
CONSUMER DISCRETIONARY 0.1%
Empresas Copec SA	7,073	49
Falabella SA	17,048	104

		153

CONSUMER STAPLES 0.1%
Cencosud SA	43,925	120

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Cia Cervecerias Unidas SA	11,891	68

		188

FINANCIALS 0.5%
Banco de Chile	1,559,751	283
Banco de Credito e Inversiones SA	1,126	73
Banco Itau Chile SA	1,014	21
Banco Santander Chile	3,021,526	250

		627

MATERIALS 0.0%
Empresas CMPC SA	20,476	28

UTILITIES 0.1%
Enel Americas SA	248,101	21
Enel Chile SA	788,269	61

		82

Total Chile		1,078

CHINA 27.2%
COMMUNICATION SERVICES 2.0%
Baidu, Inc. Class A (a)(e)	23,450	328
China United Network Communications Ltd. Class A	204,500	132
Focus Media Information Technology Co. Ltd. Class A	49,800	48
Kuaishou Technology	22,800	134
NetEase, Inc.	55,815	1,247
Tencent Holdings Ltd.	8,600	542
Tencent Music Entertainment Group Class A	46,888	225

		2,656

CONSUMER DISCRETIONARY 1.6%
BAIC Motor Corp. Ltd. Class H (a)	128,000	25
China Tourism Group Duty Free Corp. Ltd. Class H	4,700	39
Fuyao Glass Industry Group Co. Ltd. Class H	6,000	45
Gree Electric Appliances, Inc. of Zhuhai Class A	500	3
Haier Smart Home Co. Ltd. Class H	22,800	61
Huayu Automotive Systems Co. Ltd. Class A	32,300	91
Li Ning Co. Ltd.	18,000	50
Midea Group Co. Ltd. Class A (a)	13,000	145
NIO, Inc. (a)	31,521	190
SAIC Motor Corp. Ltd. Class A	54,000	115
Shenzhou International Group Holdings Ltd.	5,100	31
Tianneng Power International Ltd.	60,000	57
Topsports International Holdings Ltd.	110,000	39
Vipshop Holdings Ltd.	19,477	306
VOYAH Automobile Technology Co. Ltd. Class H (a)	75,473	49
Wuchan Zhongda Group Co. Ltd. Class A	117,100	89
Yum China Holdings, Inc.	15,384	750
Zhongsheng Group Holdings Ltd.	31,500	33

		2,118

CONSUMER STAPLES 1.1%
China Feihe Ltd.	209,000	93
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,500	21
Guangdong Haid Group Co. Ltd. Class A	3,400	24
Henan Shuanghui Investment & Development Co. Ltd. Class A	5,800	24
Hengan International Group Co. Ltd.	24,000	85
JD Health International, Inc. (a)	10,600	65
Kweichow Moutai Co. Ltd. Class A	1,600	337
Luzhou Laojiao Co. Ltd. Class A	2,800	43
Muyuan Foods Co. Ltd. Class A	11,700	71
New Hope Liuhe Co. Ltd. Class A	12,300	15
Nongfu Spring Co. Ltd. Class H	42,800	259
Tingyi Cayman Islands Holding Corp.	72,000	120
Uni-President China Holdings Ltd.	63,000	63
Wens Foodstuff Group Co. Ltd. Class A	13,800	33
Wuliangye Yibin Co. Ltd. Class A	8,500	128
Yonghui Superstores Co. Ltd. Class A	45,100	24

		1,405

ENERGY 3.3%
China Coal Energy Co. Ltd. Class H (a)	23,000	39
China Merchants Energy Shipping Co. Ltd. Class A (a)	20,900	50
China Petroleum & Chemical Corp. Class H	1,390,000	799
China Shenhua Energy Co. Ltd. Class H	152,000	900

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a)	20,000	46
Guanghui Energy Co. Ltd. Class A	56,800	55
PetroChina Co. Ltd. Class H	982,000	1,347
Shaanxi Coal Industry Co. Ltd. Class A	62,800	233
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	30,700	39
Shanxi Coking Coal Energy Group Co. Ltd. Class A	29,200	28
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	21,900	43
Yankuang Energy Group Co. Ltd. Class H	396,700	738

		4,317

FINANCIALS 6.8%
Agricultural Bank of China Ltd. Class H	876,000	627
Bank of Beijing Co. Ltd. Class A	133,800	107
Bank of Changsha Co. Ltd. Class A	16,900	24
Bank of Chengdu Co. Ltd. Class A	7,000	17
Bank of China Ltd. Class H	542,000	346
Bank of Chongqing Co. Ltd. Class H	49,500	50
Bank of Communications Co. Ltd. Class H	216,000	195
Bank of Guiyang Co. Ltd. Class A	62,200	53
Bank of Hangzhou Co. Ltd. Class A	13,300	32
Bank of Jiangsu Co. Ltd. Class A	146,400	231
Bank of Nanjing Co. Ltd. Class A	35,600	59
Bank of Shanghai Co. Ltd. Class A	100,400	144
China Cinda Asset Management Co. Ltd. Class H	1,019,000	148
China CITIC Bank Corp. Ltd. Class H	322,000	326
China Construction Bank Corp. Class H	927,000	1,000
China Everbright Bank Co. Ltd. Class H	681,000	265
China Galaxy Securities Co. Ltd. Class H	68,500	70
China International Capital Corp. Ltd. Class H	24,800	55
China Life Insurance Co. Ltd. Class H	124,000	396
China Minsheng Banking Corp. Ltd. Class H	891,500	419
China Pacific Insurance Group Co. Ltd. Class H	30,400	125
China Reinsurance Group Corp. Class H	269,000	51
China Zheshang Bank Co. Ltd. Class H	529,000	168
Chongqing Rural Commercial Bank Co. Ltd. Class H	278,000	241
CITIC Securities Co. Ltd. Class H	31,500	96
GF Securities Co. Ltd. Class H	28,600	53
Guotai Haitong Securities Co. Ltd. Class H	44,760	77
Huatai Securities Co. Ltd. Class H	37,200	71
Huaxia Bank Co. Ltd. Class A	116,400	124
Industrial & Commercial Bank of China Ltd. Class H	1,171,000	1,032
Industrial Bank Co. Ltd. Class A	116,000	316
Lufax Holding Ltd. (a)	26,421	49
New China Life Insurance Co. Ltd. Class H	16,900	101
People's Insurance Co. Group of China Ltd. Class H	144,000	100
PICC Property & Casualty Co. Ltd. Class H	98,000	180
Ping An Insurance Group Co. of China Ltd. Class H	168,000	1,292
Shanghai Pudong Development Bank Co. Ltd. Class A	159,700	235
Shanghai Rural Commercial Bank Co. Ltd. Class A	23,900	32

		8,907

HEALTH CARE 1.2%
China Resources Pharmaceutical Group Ltd.	131,500	97
CSPC Pharmaceutical Group Ltd.	793,680	937
Hansoh Pharmaceutical Group Co. Ltd.	12,000	55
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	12,400	100
Jointown Pharmaceutical Group Co. Ltd. Class A	17,643	13
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (a)	8,500	22
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	16,400	24
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	700	17
Sinopharm Group Co. Ltd. Class H	39,600	103
WuXi AppTec Co. Ltd. Class H	12,200	187
Yunnan Baiyao Group Co. Ltd. Class A	6,400	51

		1,606

INDUSTRIALS 3.6%
AECC Aviation Power Co. Ltd. Class A	8,500	60
Air China Ltd. Class H (a)	34,000	20
Bohai Leasing Co. Ltd. Class A	92,000	58
China Communications Services Corp. Ltd. Class H	116,000	63
China CSSC Holdings Ltd. Class A	15,400	69
China Eastern Airlines Corp. Ltd. Class H (a)	96,000	43
China Energy Engineering Corp. Ltd. Class H	952,000	157
China International Marine Containers Group Co. Ltd. Class H	141,500	178
China Lesso Group Holdings Ltd.	58,000	37
China Railway Group Ltd. Class H	602,000	313
China State Construction Engineering Corp. Ltd. Class A	383,500	279
CITIC Ltd.	165,000	251
Contemporary Amperex Technology Co. Ltd. Class A	7,500	444
COSCO SHIPPING Development Co. Ltd. Class H	296,000	43
COSCO SHIPPING Holdings Co. Ltd. Class H	291,500	555

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Daqin Railway Co. Ltd. Class A	173,800	135
Dongfang Electric Corp. Ltd. Class H	9,000	40
Eve Energy Co. Ltd. Class A (a)	4,000	37
Fosun International Ltd.	49,000	26
Goldwind Science & Technology Co. Ltd. Class H (a)	20,800	38
Jiangsu Expressway Co. Ltd. Class H	56,000	72
Jiangsu Zhongtian Technology Co. Ltd. Class A	14,800	66
Metallurgical Corp. of China Ltd. Class H	497,000	104
NARI Technology Co. Ltd. Class A	15,200	58
Power Construction Corp. of China Ltd. Class A	179,200	150
Qingdao Port International Co. Ltd. Class H	45,000	39
Sany Heavy Industry Co. Ltd. Class A	41,000	115
Shanghai Construction Group Co. Ltd. Class A	233,200	93
Shanghai Electric Group Co. Ltd. Class H (a)	52,000	25
Shanghai Tunnel Engineering Co. Ltd. Class A	65,000	60
Shenzhen Inovance Technology Co. Ltd. Class A	6,100	60
Sichuan Road & Bridge Group Co. Ltd. Class A	16,580	24
Sinopec Engineering Group Co. Ltd. Class H	59,000	44
Sinotrans Ltd. Class H	128,000	78
Sinotruk Hong Kong Ltd.	21,000	105
Sungrow Power Supply Co. Ltd. Class A	3,700	82
TBEA Co. Ltd. Class A	19,000	74
Weichai Power Co. Ltd. Class H	37,000	131
Xiamen C & D, Inc. Class A	40,800	53
Xiamen ITG Group Corp. Ltd. Class A	76,100	71
Yutong Bus Co. Ltd. Class A	9,700	50
Zhejiang Expressway Co. Ltd. Class H	84,000	77
Zhejiang Huayou Cobalt Co. Ltd. Class A	7,400	64
ZTO Express Cayman, Inc. (e)	6,450	159

		4,700

INFORMATION TECHNOLOGY 1.3%
360 Security Technology, Inc. Class A	15,500	24
Avary Holding Shenzhen Co. Ltd. Class A	14,400	111
China Railway Signal & Communication Corp. Ltd. Class H	181,000	81
Foxconn Industrial Internet Co. Ltd. Class A	26,400	204
Hengtong Optic-electric Co. Ltd. Class A	8,700	68
IEIT Systems Co. Ltd. Class A	4,400	37
JCET Group Co. Ltd. Class A	9,100	52
Lenovo Group Ltd.	592,000	712
Lens Technology Co. Ltd. Class A	9,100	38
LONGi Green Energy Technology Co. Ltd. Class A	18,700	48
Luxshare Precision Industry Co. Ltd. Class A	12,100	89
Sunny Optical Technology Group Co. Ltd.	31,300	218
Tianma Microelectronics Co. Ltd. Class A	38,300	44

		1,726

MATERIALS 4.7%
Aluminum Corp. of China Ltd. Class H	562,000	822
Angang Steel Co. Ltd. Class H (a)	154,000	30
Anhui Conch Cement Co. Ltd. Class H	151,500	412
Baoshan Iron & Steel Co. Ltd. Class A	181,200	169
BBMG Corp. Class H	720,000	69
China Hongqiao Group Ltd.	319,500	1,443
China Jushi Co. Ltd. Class A (a)	12,400	44
China National Building Material Co. Ltd. Class H	284,000	174
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	7,400	52
CMOC Group Ltd. Class H (a)	90,000	189
Ganfeng Lithium Group Co. Ltd. Class H (a)	10,600	101
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A (a)	8,000	36
Hengli Petrochemical Co. Ltd. Class A	37,300	118
Hengyi Petrochemical Co. Ltd. Class A	16,200	29
Huaxin Building Materials Group Co. Ltd. Class H	71,900	147
Hunan Valin Steel Co. Ltd. Class A	85,000	63
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	49,700	40
Jiangxi Copper Co. Ltd. Class H	141,000	626
Luxi Chemical Group Co. Ltd. Class A	28,600	67
Maanshan Iron & Steel Co. Ltd. Class H (a)	280,000	90
Nanjing Iron & Steel Co. Ltd. Class A	60,100	48
Ningxia Baofeng Energy Group Co. Ltd. Class A	7,500	32
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	12,900	70
Shandong Gold Mining Co. Ltd. Class H	17,000	72
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (a)	4,900	26
Sinopec Shanghai Petrochemical Co. Ltd. Class H	196,000	31
Tianqi Lithium Corp. Class H (a)	12,000	71
Tongling Nonferrous Metals Group Co. Ltd. Class A	144,000	124
Wanhua Chemical Group Co. Ltd. Class A	6,100	71
Western Mining Co. Ltd. Class A (a)	10,200	38
Yunnan Aluminium Co. Ltd. Class A (a)	18,500	85
Yunnan Copper Co. Ltd. Class A (a)	21,600	58
Yunnan Yuntianhua Co. Ltd. Class A (a)	22,100	107
Zhejiang NHU Co. Ltd. Class A	9,600	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Zhongjin Gold Corp. Ltd. Class A	19,100	76
Zijin Mining Group Co. Ltd. Class H (a)	108,000	486

		6,164

REAL ESTATE 0.7%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	35,200	43
China Vanke Co. Ltd. Class H	795,000	297
Country Garden Services Holdings Co. Ltd.	37,000	28
Gemdale Corp. Class A	34,900	14
Greentown China Holdings Ltd.	93,000	104
Longfor Group Holdings Ltd.	147,500	144
Quzhou Xin'an Development Co. Ltd. Class A	26,000	12
Seazen Group Ltd. (a)	352,000	92
Seazen Holdings Co. Ltd. Class A (a)	34,000	69
Shenzhen Overseas Chinese Town Co. Ltd. Class A	46,900	15
Sunac China Holdings Ltd.	557,000	76

		894

UTILITIES 0.9%
CGN Power Co. Ltd. Class H	837,000	377
China National Nuclear Power Co. Ltd. Class A	107,300	141
China Yangtze Power Co. Ltd. Class A	66,100	259
Datang International Power Generation Co. Ltd. Class H (a)	296,000	95
ENN Energy Holdings Ltd.	27,400	223
GD Power Development Co. Ltd. Class A	86,100	61
Huadian Power International Corp. Ltd. Class H	74,000	38
Huaneng Power International, Inc. Class H (a)	60,000	45
SDIC Power Holdings Co. Ltd. Class A	300	1

		1,240

Total China		35,733

GREECE 0.3%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	3,786	72

CONSUMER DISCRETIONARY 0.0%
Jumbo SA	2,214	56

ENERGY 0.1%
HELLENiQ ENERGY Holdings SA	2,468	28
Motor Oil Hellas Corinth Refineries SA	1,272	56

		84

FINANCIALS 0.1%
National Bank of Greece SA	11,187	173

INDUSTRIALS 0.0%
Star Bulk Carriers Corp.	2,755	63

Total Greece		448

HONG KONG 1.6%
FINANCIALS 0.6%
BOC Hong Kong Holdings Ltd.	81,000	447
China Taiping Insurance Holdings Co. Ltd.	110,200	291
Far East Horizon Ltd.	71,000	64

		802

INDUSTRIALS 0.3%
China Everbright Environment Group Ltd.	190,000	131
Orient Overseas International Ltd.	8,500	152
Shenzhen International Holdings Ltd.	51,000	46

		329

MATERIALS 0.0%
China Resources Building Materials Technology Holdings Ltd.	64,000	12

REAL ESTATE 0.4%
China Jinmao Holdings Group Ltd.	598,000	99
China Overseas Land & Investment Ltd.	170,500	254

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

China Resources Land Ltd.	45,500	169

		522

UTILITIES 0.3%
Beijing Enterprises Holdings Ltd.	16,500	63
China Resources Gas Group Ltd.	46,000	112
Guangdong Investment Ltd.	114,000	114
Kunlun Energy Co. Ltd.	122,000	112

		401

Total Hong Kong		2,066

INDIA 5.4%
COMMUNICATION SERVICES 0.3%
Bharti Airtel Ltd.	14,540	276
Indus Towers Ltd.	14,001	63
Vodafone Idea Ltd. (a)	795,229	72

		411

CONSUMER DISCRETIONARY 0.3%
Bajaj Auto Ltd.	1,241	116
Eicher Motors Ltd.	1,452	102
Hero MotoCorp Ltd.	3,327	180
TVS Motor Co. Ltd.	1,935	69

		467

CONSUMER STAPLES 0.5%
Britannia Industries Ltd.	795	45
Colgate-Palmolive India Ltd.	1,352	26
Dabur India Ltd.	4,461	19
Hindustan Unilever Ltd.	6,921	151
ITC Ltd.	101,491	310
Marico Ltd.	3,625	28
Nestle India Ltd.	2,296	29

		608

ENERGY 0.8%
Bharat Petroleum Corp. Ltd.	60,699	182
Chennai Petroleum Corp. Ltd.	1,642	17
Coal India Ltd.	30,803	147
Hindustan Petroleum Corp. Ltd.	45,742	163
Indian Oil Corp. Ltd.	113,105	162
Oil & Natural Gas Corp. Ltd.	107,658	324
Petronet LNG Ltd.	21,607	57

		1,052

FINANCIALS 0.9%
Aditya Birla Capital Ltd. (a)	15,785	49
AU Small Finance Bank Ltd.	5,342	48
Canara Bank	41,128	54
HDFC Asset Management Co. Ltd.	2,721	64
IDFC First Bank Ltd.	70,838	44
IIFL Finance Ltd.	2,077	9
Indian Bank	4,564	41
IndusInd Bank Ltd. (a)	11,161	89
L&T Finance Ltd.	13,359	34
Manappuram Finance Ltd.	3,803	10
Muthoot Finance Ltd.	1,883	63
Power Finance Corp. Ltd.	19,201	78
RBL Bank Ltd.	9,930	31
Sammaan Capital Ltd.	29,807	47
SBI Life Insurance Co. Ltd.	1,417	27
State Bank of India	37,771	394
Sundaram Finance Ltd.	794	37
Union Bank of India Ltd.	19,900	35

		1,154

HEALTH CARE 0.3%
Alkem Laboratories Ltd.	454	26
Cipla Ltd.	2,683	35
Divi's Laboratories Ltd.	842	53
Dr. Reddy's Laboratories Ltd.	3,613	48
Glenmark Pharmaceuticals Ltd.	1,288	29
Lupin Ltd.	1,668	41
Sun Pharmaceutical Industries Ltd.	3,531	66

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Torrent Pharmaceuticals Ltd.	1,153	52
Zydus Lifesciences Ltd.	3,219	30

		380

INDUSTRIALS 0.3%
Ashok Leyland Ltd.	79,591	131
Bharat Electronics Ltd.	62,208	266
Supreme Industries Ltd.	1,085	43

		440

INFORMATION TECHNOLOGY 0.8%
HCL Technologies Ltd.	11,545	166
Infosys Ltd.	23,618	319
LTIMindtree Ltd.	503	22
Mphasis Ltd.	1,627	36
Oracle Financial Services Software Ltd.	240	17
Redington Ltd.	18,291	39
Tata Consultancy Services Ltd.	12,277	309
Tech Mahindra Ltd.	5,921	88

		996

MATERIALS 0.7%
APL Apollo Tubes Ltd.	1,913	40
Asian Paints Ltd.	1,442	33
Coromandel International Ltd.	2,573	52
Jindal Steel Ltd.	9,006	107
National Aluminium Co. Ltd.	43,002	178
NMDC Ltd.	78,225	64
Steel Authority of India Ltd.	63,546	103
UltraTech Cement Ltd.	473	54
Vedanta Ltd.	33,935	238

		869

UTILITIES 0.5%
Adani Power Ltd. (a)	80,590	128
NHPC Ltd.	49,307	39
NTPC Ltd.	47,741	188
Power Grid Corp. of India Ltd.	99,048	312
PTC India Ltd.	18,138	30
Reliance Power Ltd.	130,926	28

		725

Total India		7,102

INDONESIA 0.8%
COMMUNICATION SERVICES 0.2%
Telkom Indonesia Persero Tbk. PT	1,243,400	224
XLSMART Telecom Sejahtera Tbk. PT	127,800	22

		246

CONSUMER STAPLES 0.1%
Indofood CBP Sukses Makmur Tbk. PT	60,900	26
Indofood Sukses Makmur Tbk. PT	29,300	11
Japfa Comfeed Indonesia Tbk. PT	185,200	26
Sumber Alfaria Trijaya Tbk. PT	314,300	28

		91

ENERGY 0.3%
Adaro Andalan Indonesia PT	30,200	20
Alamtri Resources Indonesia Tbk. PT	1,019,700	156
Dian Swastatika Sentosa Tbk. PT (a)	18,700	73
United Tractors Tbk. PT	46,200	84

		333

FINANCIALS 0.1%
Bank Central Asia Tbk. PT	319,000	123

HEALTH CARE 0.0%
Kalbe Farma Tbk. PT	422,100	24

INDUSTRIALS 0.0%
Astra International Tbk. PT	134,700	50

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

MATERIALS 0.1%
Aneka Tambang Tbk. PT	152,300	32
Barito Pacific Tbk. PT	574,400	46
Indah Kiat Pulp & Paper Tbk. PT	26,500	16
Vale Indonesia Tbk. PT	46,400	15

		109

UTILITIES 0.0%
Perusahaan Gas Negara Persero Tbk. PT	334,600	36

Total Indonesia		1,012

KUWAIT 0.3%
COMMUNICATION SERVICES 0.0%
Mobile Telecommunications Co. KSCP	20,181	37

FINANCIALS 0.3%
Al Ahli Bank of Kuwait KSCP	4,522	4
Boubyan Bank KSCP	16,566	37
Gulf Bank KSCP	68,079	72
Kuwait Finance House KSCP	52,913	138
National Bank of Kuwait SAKP	35,114	104

		355

INDUSTRIALS 0.0%
National Industries Group Holding SAK	7,219	5

REAL ESTATE 0.0%
Mabanee Co. KPSC	1,960	6

Total Kuwait		403

LUXEMBOURG 0.0%
CONSUMER DISCRETIONARY 0.0%
Allwyn AG	3,236	49

Total Luxembourg		49

MALAYSIA 1.3%
COMMUNICATION SERVICES 0.1%
Axiata Group Bhd.	51,600	28
Maxis Bhd.	42,000	38
Telekom Malaysia Bhd.	33,700	59

		125

CONSUMER DISCRETIONARY 0.0%
Genting Bhd.	54,000	30

CONSUMER STAPLES 0.1%
IOI Corp. Bhd.	32,400	34
Kuala Lumpur Kepong Bhd.	3,800	20
PPB Group Bhd.	7,900	24
SD Guthrie Bhd.	35,500	53
United Plantations Bhd.	2,300	19

		150

FINANCIALS 0.5%
AMMB Holdings Bhd.	41,500	68
CIMB Group Holdings Bhd.	81,300	153
Hong Leong Bank Bhd.	8,000	43
Malayan Banking Bhd.	62,300	175
Public Bank Bhd.	115,000	134
RHB Bank Bhd.	25,800	54

		627

HEALTH CARE 0.1%
IHH Healthcare Bhd.	23,000	51
Sunway Healthcare Holdings Bhd. Class B (a)	6,210	3

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Top Glove Corp. Bhd.	333,500	57

		111

INDUSTRIALS 0.2%
Gamuda Bhd.	58,600	54
IJM Corp. Bhd.	68,500	37
MISC Bhd.	23,100	49
Sime Darby Bhd.	95,100	54
Sunway Bhd.	44,300	53

		247

MATERIALS 0.1%
Petronas Chemicals Group Bhd.	35,600	53
Press Metal Aluminium Holdings Bhd.	60,700	121

		174

UTILITIES 0.2%
Petronas Gas Bhd.	5,800	26
Tenaga Nasional Bhd.	40,300	139
YTL Corp. Bhd.	61,580	26
YTL Power International Bhd.	46,380	34

		225

Total Malaysia		1,689

MEXICO 2.6%
COMMUNICATION SERVICES 0.5%
America Movil SAB de CV	461,406	586
Grupo Televisa SAB	122,702	71
Megacable Holdings SAB de CV	13,380	47

		704

CONSUMER STAPLES 0.9%
Arca Continental SAB de CV	10,950	126
Coca-Cola Femsa SAB de CV	17,056	166
Fomento Economico Mexicano SAB de CV	25,287	279
Gruma SAB de CV Class B	3,702	68
Grupo Bimbo SAB de CV	15,221	51
Sigma Foods SAB de CV	80,175	80
Wal-Mart de Mexico SAB de CV	136,315	443

		1,213

FINANCIALS 0.2%
Grupo Financiero Banorte SAB de CV Class O	27,662	307

INDUSTRIALS 0.1%
Grupo Aeroportuario del Sureste SAB de CV Class B	2,064	70

MATERIALS 0.9%
Cemex SAB de CV	315,488	362
Grupo Mexico SAB de CV	61,266	656
Industrias Penoles SAB de CV	1,605	71
Orbia Advance Corp. SAB de CV	35,679	43

		1,132

Total Mexico		3,426

NETHERLANDS 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle NV	4,513	36

Total Netherlands		36

PHILIPPINES 0.2%
COMMUNICATION SERVICES 0.1%
PLDT, Inc.	1,700	37

FINANCIALS 0.0%
Bank of the Philippine Islands	4,850	8
BDO Unibank, Inc.	6,270	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Metropolitan Bank & Trust Co.	14,560	15

		35

INDUSTRIALS 0.1%
International Container Terminal Services, Inc.	12,200	138

UTILITIES 0.0%
Manila Electric Co.	1,990	20

Total Philippines		230

POLAND 0.7%
COMMUNICATION SERVICES 0.0%
Cyfrowy Polsat SA	8,141	26
Orange Polska SA	8,566	33

		59

CONSUMER DISCRETIONARY 0.0%
LPP SA	6	37

ENERGY 0.2%
ORLEN SA	8,501	308

INFORMATION TECHNOLOGY 0.1%
Asseco Poland SA	1,481	68

MATERIALS 0.2%
Jastrzebska Spolka Weglowa SA	3,170	29
KGHM Polska Miedz SA	2,624	192

		221

UTILITIES 0.2%
Enea SA	9,541	64
PGE Polska Grupa Energetyczna SA (a)	31,033	88
Tauron Polska Energia SA (a)	27,826	77

		229

Total Poland		922

QATAR 0.2%
COMMUNICATION SERVICES 0.0%
Ooredoo QPSC	8,199	28

ENERGY 0.0%
Qatar Gas Transport Co. Ltd.	26,357	30

FINANCIALS 0.1%
Al Rayan Bank	30,414	18
Commercial Bank PSQC	10,686	13
Qatar Islamic Bank QPSC	9,494	59
Qatar National Bank QPSC	16,587	78

		168

INDUSTRIALS 0.1%
Industries Qatar QSC	12,768	37

Total Qatar		263

RUSSIA 0.0%
ENERGY 0.0%
Gazprom Neft PJSC «	13,620	0
Gazprom PJSC «(a)	635,130	0
LUKOIL PJSC «	15,703	0
Novatek PJSC «	21,924	0
Rosneft Oil Co. PJSC «	66,050	0
Surgutneftegas PAO «	701,700	0

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	117,340	0
VTB Bank PJSC «	119,798	0

		0

MATERIALS 0.0%
GMK Norilskiy Nickel PAO «	126,900	0
Magnitogorsk Iron & Steel Works PJSC «	160,600	0
Novolipetsk Steel PJSC «	88,470	0
Severstal PAO «	17,344	0

		0

UTILITIES 0.0%
Federal Grid Co-Rosseti PJSC «(a)	22,174,692	0
Inter RAO UES PJSC «	1,587,500	0

		0

Total Russia		0

SAUDI ARABIA 1.2%
COMMUNICATION SERVICES 0.2%
Etihad Etisalat Co.	2,036	35
Mobile Telecommunications Co. Saudi Arabia	4,152	13
Saudi Telecom Co.	19,335	219

		267

CONSUMER DISCRETIONARY 0.0%
Jarir Marketing Co.	11,152	42

CONSUMER STAPLES 0.1%
Almarai Co. JSC	4,452	52
Nahdi Medical Co.	766	21

		73

ENERGY 0.4%
Saudi Arabian Oil Co.	73,480	532

FINANCIALS 0.0%
Bupa Arabia for Cooperative Insurance Co.	374	18

		18

HEALTH CARE 0.0%
Dr. Sulaiman Al Habib Medical Services Group Co.	394	27

MATERIALS 0.4%
SABIC Agri-Nutrients Co.	3,680	141
Sahara International Petrochemical Co.	4,338	19
Saudi Arabian Mining Co. (a)	8,878	154
Saudi Basic Industries Corp.	12,227	195
Yanbu National Petrochemical Co.	2,544	24

		533

REAL ESTATE 0.1%
Arabian Centres Co.	4,086	18
Dar Al Arkan Real Estate Development Co.	6,322	31

		49

UTILITIES 0.0%
Saudi Energy Co.	10,712	49

Total Saudi Arabia		1,590

SOUTH AFRICA 4.8%
COMMUNICATION SERVICES 0.4%
MTN Group Ltd.	39,531	462
Telkom SA SOC Ltd.	12,213	42

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Vodacom Group Ltd.	7,983	68

		572

CONSUMER DISCRETIONARY 0.2%
Motus Holdings Ltd.	6,170	43
Mr. Price Group Ltd.	5,218	47
Naspers Ltd. Class N	3,080	159
Woolworths Holdings Ltd.	14,356	43

		292

CONSUMER STAPLES 0.2%
Shoprite Holdings Ltd.	9,445	155
SPAR Group Ltd. (a)	7,937	29
Tiger Brands Ltd.	4,232	76

		260

ENERGY 0.1%
Exxaro Resources Ltd.	6,117	81
Thungela Resources Ltd.	4,387	44

		125

FINANCIALS 0.3%
FirstRand Ltd.	66,905	343

HEALTH CARE 0.0%
Life Healthcare Group Holdings Ltd.	39,787	27

INDUSTRIALS 0.1%
Bidvest Group Ltd.	6,784	91

MATERIALS 3.5%
African Rainbow Minerals Ltd.	4,852	67
Gold Fields Ltd.	26,733	1,228
Harmony Gold Mining Co. Ltd.	2,645	40
Impala Platinum Holdings Ltd.	38,439	547
Kumba Iron Ore Ltd.	2,922	55
Northam Platinum Holdings Ltd.	4,785	98
Sappi Ltd.	28,134	28
Sasol Ltd.	40,774	538
Sibanye Stillwater Ltd.	316,094	970
Valterra Platinum Ltd.	12,204	1,026

		4,597

Total South Africa		6,307

SOUTH KOREA 21.0%
COMMUNICATION SERVICES 0.7%
KT Corp.	10,081	403
LG Uplus Corp.	9,663	101
SK Telecom Co. Ltd.	6,710	347

		851

CONSUMER DISCRETIONARY 5.2%
Hankook Tire & Technology Co. Ltd.	3,080	113
Hyundai Mobis Co. Ltd.	5,626	1,452
Hyundai Motor Co.	11,073	3,411
Kia Corp.	10,004	988
LG Electronics, Inc.	11,229	814
Lotte Shopping Co. Ltd.	896	66

		6,844

CONSUMER STAPLES 0.4%
CJ CheilJedang Corp.	662	96
E-MART, Inc.	1,864	121
KT&G Corp.	2,625	282
LG H&H Co. Ltd.	341	57

		556

ENERGY 0.6%
HD Hyundai Co. Ltd.	2,063	346
S-Oil Corp.	3,003	206

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

SK Innovation Co. Ltd.	4,013	294

		846

FINANCIALS 3.6%
BNK Financial Group, Inc.	10,740	130
DB Insurance Co. Ltd.	2,099	235
Hana Financial Group, Inc.	7,073	516
Hanwha Life Insurance Co. Ltd.	15,727	48
Hyundai Marine & Fire Insurance Co. Ltd.	3,981	81
Industrial Bank of Korea	14,594	211
KB Financial Group, Inc.	9,853	967
Korea Investment Holdings Co. Ltd.	1,752	244
Meritz Financial Group, Inc.	1,447	110
Mirae Asset Securities Co. Ltd.	3,729	158
NH Investment & Securities Co. Ltd.	3,058	62
Samsung Card Co. Ltd.	780	28
Samsung Fire & Marine Insurance Co. Ltd.	941	282
Samsung Life Insurance Co. Ltd.	2,991	431
Shinhan Financial Group Co. Ltd.	13,568	809
Woori Financial Group, Inc.	19,798	434

		4,746

INDUSTRIALS 4.6%
CJ Corp.	1,531	197
CJ Logistics Corp.	889	62
Daewoo Engineering & Construction Co. Ltd. (a)	27,080	290
DL E&C Co. Ltd.	3,270	144
Doosan Co. Ltd.	1,749	1,270
Doosan Enerbility Co. Ltd. (a)	8,145	512
GS Engineering & Construction Corp.	6,171	104
GS Holdings Corp.	2,917	126
Hanwha Corp.	6,392	476
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	799	185
Hyundai Engineering & Construction Co. Ltd.	7,909	772
Hyundai Glovis Co. Ltd.	2,854	406
LG Corp.	3,044	172
Lotte Corp.	2,078	39
LS Corp.	1,551	277
LX International Corp.	2,713	79
Posco International Corp.	960	45
Samsung C&T Corp.	1,250	219
Samsung E&A Co. Ltd.	2,809	69
SK, Inc.	3,041	625

		6,069

INFORMATION TECHNOLOGY 3.2%
LG Display Co. Ltd. (a)	29,568	217
LG Innotek Co. Ltd.	421	85
Samsung Electro-Mechanics Co. Ltd.	1,707	489
Samsung Electronics Co. Ltd.	13,293	1,555
Samsung SDI Co. Ltd.	1,107	306
SK Hynix, Inc.	2,735	1,552

		4,204

MATERIALS 1.8%
Hanwha Solutions Corp.	1,973	51
Hyundai Steel Co.	7,591	174
KCC Corp.	255	84
Korea Zinc Co. Ltd.	109	101
Kumho Petrochemical Co. Ltd.	921	74
LG Chem Ltd.	1,746	357
Lotte Chemical Corp.	1,767	96
POSCO Holdings, Inc.	6,293	1,417

		2,354

UTILITIES 0.9%
Korea Electric Power Corp.	38,802	1,103
Korea Gas Corp.	3,751	88

		1,191

Total South Korea		27,661

TAIWAN 17.2%
COMMUNICATION SERVICES 0.4%
Chunghwa Telecom Co. Ltd.	88,000	367
Far EasTone Telecommunications Co. Ltd.	23,000	66

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Taiwan Mobile Co. Ltd.	38,000	130

		563

CONSUMER DISCRETIONARY 0.2%
Cheng Shin Rubber Industry Co. Ltd.	25,000	25
China Motor Corp.	28,000	49
Eclat Textile Co. Ltd.	5,000	52
Feng TAY Enterprise Co. Ltd.	16,560	42
Nien Made Enterprise Co. Ltd.	2,000	21
Pou Chen Corp.	102,000	92

		281

CONSUMER STAPLES 0.2%
Great Wall Enterprise Co. Ltd.	10,008	17
President Chain Store Corp.	11,000	77
Uni-President Enterprises Corp.	75,000	168

		262

ENERGY 0.0%
Formosa Petrochemical Corp.	36,000	62

FINANCIALS 1.7%
Cathay Financial Holding Co. Ltd.	52,200	117
Chang Hwa Commercial Bank Ltd.	160,048	103
CTBC Financial Holding Co. Ltd.	231,000	375
E.Sun Financial Holding Co. Ltd.	121,774	121
First Financial Holding Co. Ltd.	79,326	71
Fubon Financial Holding Co. Ltd.	82,230	225
Hua Nan Financial Holdings Co. Ltd.	113,013	119
KGI Financial Holding Co. Ltd.	294,797	181
Mega Financial Holding Co. Ltd.	107,515	131
Shanghai Commercial & Savings Bank Ltd.	32,712	40
SinoPac Financial Holdings Co. Ltd.	217,476	211
Taiwan Business Bank	106,065	50
Taiwan Cooperative Financial Holding Co. Ltd.	85,148	63
TS Financial Holding Co. Ltd.	183,724	135
Yuanta Financial Holding Co. Ltd.	200,724	285

		2,227

INDUSTRIALS 0.7%
Evergreen Marine Corp. Taiwan Ltd.	65,000	410
Far Eastern New Century Corp.	71,000	59
Taiwan Glass Industry Corp.	31,000	53
Taiwan High Speed Rail Corp.	18,000	15
Teco Electric & Machinery Co. Ltd.	48,000	94
Walsin Lihwa Corp. (a)	51,000	50
Yang Ming Marine Transport Corp.	117,000	192

		873

INFORMATION TECHNOLOGY 12.8%
Accton Technology Corp.	12,000	592
Acer, Inc.	63,000	54
Advantech Co. Ltd.	7,119	73
ASE Technology Holding Co. Ltd.	134,000	1,475
Asustek Computer, Inc.	34,000	597
AUO Corp.	513,600	239
Catcher Technology Co. Ltd.	25,000	148
Cheng Uei Precision Industry Co. Ltd.	21,000	23
Chicony Electronics Co. Ltd.	26,000	99
Compal Electronics, Inc.	277,000	241
Compeq Manufacturing Co. Ltd.	20,000	161
Delta Electronics, Inc.	61,000	2,750
Elite Material Co. Ltd. (a)	6,000	512
Foxconn Technology Co. Ltd.	49,000	80
Hon Hai Precision Industry Co. Ltd.	289,600	1,770
Innolux Corp.	680,592	522
Inventec Corp.	143,000	183
King Yuan Electronics Co. Ltd. (a)	22,000	188
Kinpo Electronics	70,000	49
Largan Precision Co. Ltd.	1,290	88
Lite-On Technology Corp.	109,000	499
Macronix International Co. Ltd. (a)	54,000	209
MediaTek, Inc.	19,000	911
Micro-Star International Co. Ltd.	22,000	60
Mitac Holdings Corp.	53,500	128
Nan Ya Printed Circuit Board Corp. (a)	6,000	103
Nanya Technology Corp. (a)	22,000	147
Novatek Microelectronics Corp.	8,000	97

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Pegatron Corp.	54,000	131
Powerchip Semiconductor Manufacturing Corp. (a)	68,000	121
Powertech Technology, Inc.	47,000	288
Primax Electronics Ltd.	21,000	47
Quanta Computer, Inc.	37,000	333
Radiant Opto-Electronics Corp.	20,000	58
Realtek Semiconductor Corp.	6,000	91
Silicon Motion Technology Corp.	871	98
Supreme Electronics Co. Ltd.	40,861	98
Synnex Technology International Corp.	41,000	99
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	1,504
TPK Holding Co. Ltd.	28,000	39
Tripod Technology Corp.	16,000	175
Winbond Electronics Corp.	60,000	182
Wistron Corp.	71,347	284
Wiwynn Corp. (a)	2,000	215
WPG Holdings Ltd.	62,560	175
WT Microelectronics Co. Ltd.	51,880	360
Yageo Corp.	33,000	261
Zhen Ding Technology Holding Ltd.	31,000	207

		16,764

MATERIALS 1.1%
Asia Cement Corp.	52,000	57
China Steel Corp.	331,000	198
Eternal Materials Co. Ltd.	27,300	51
Formosa Chemicals & Fibre Corp.	155,000	221
Formosa Plastics Corp.	136,000	198
Nan Ya Plastics Corp.	220,000	526
TA Chen Stainless Pipe	55,172	64
TCC Group Holdings Co. Ltd.	156,553	114
Tung Ho Steel Enterprise Corp.	17,020	36

		1,465

REAL ESTATE 0.1%
Highwealth Construction Corp.	43,726	48
Ruentex Development Co. Ltd.	25,380	20

		68

Total Taiwan		22,565

THAILAND 3.7%
COMMUNICATION SERVICES 0.5%
Advanced Info Service PCL	47,000	536
Digital Telecommunications Infrastructure Fund Class F	205,400	60

		596

CONSUMER DISCRETIONARY 0.1%
Home Product Center PCL	87,400	16
Sri Trang Agro-Industry PCL	134,500	73

		89

CONSUMER STAPLES 0.3%
Charoen Pokphand Foods PCL	358,200	229
CP ALL PCL	73,900	103
Thai Beverage PCL	151,100	51
Thai Union Group PCL	84,200	29

		412

ENERGY 1.0%
Bangchak Corp. PCL	63,500	76
Banpu PCL	674,800	122
PTT PCL	855,900	908
Thai Oil PCL	100,000	148

		1,254

FINANCIALS 0.4%
Bangkok Bank PCL	26,400	135
Kasikornbank PCL	30,900	180
Thanachart Capital PCL	30,800	53

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Tisco Financial Group PCL	39,700	136

		504

HEALTH CARE 0.1%
Bangkok Dusit Medical Services PCL Class F	230,900	132

INDUSTRIALS 0.1%
Airports of Thailand PCL	78,600	125
Regional Container Lines PCL	13,000	13

		138

INFORMATION TECHNOLOGY 0.8%
Delta Electronics Thailand PCL	91,900	746
Fabrinet	711	371

		1,117

MATERIALS 0.4%
Indorama Ventures PCL	33,500	26
PTT Global Chemical PCL	223,300	249
Siam Cement PCL	34,400	219

		494

REAL ESTATE 0.0%
Land & Houses PCL	243,100	28
Supalai PCL	70,100	35

		63

UTILITIES 0.0%
Ratch Group PCL	26,550	24

Total Thailand		4,823

TURKEY 0.7%
COMMUNICATION SERVICES 0.0%
Turkcell Iletisim Hizmetleri AS	23,332	56

CONSUMER DISCRETIONARY 0.0%
Ford Otomotiv Sanayi AS	9,352	21

CONSUMER STAPLES 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	77,732	29
BIM Birlesik Magazalar AS	11,002	170
Coca-Cola Icecek AS	16,303	26

		225

ENERGY 0.0%
Turkiye Petrol Rafinerileri AS	1	0

FINANCIALS 0.1%
Is Yatirim Menkul Degerler AS	78,144	76

INDUSTRIALS 0.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	34,005	245
Enka Insaat ve Sanayi AS	26,689	56
Tekfen Holding AS	15,147	34
Turkiye Sise ve Cam Fabrikalari AS	25,478	25

		360

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	186,241	119

UTILITIES 0.0%
Aygaz AS	1	0

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Enerjisa Enerji AS	12,670	33

		33

Total Turkey		890

UNITED ARAB EMIRATES 0.9%
COMMUNICATION SERVICES 0.1%
Emirates Telecommunications Group Co. PJSC	16,693	86

CONSUMER DISCRETIONARY 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	71,004	74

ENERGY 0.1%
ADNOC Drilling Co. PJSC	36,501	52
Adnoc Gas PLC (a)	70,194	62

		114

FINANCIALS 0.4%
Abu Dhabi Commercial Bank PJSC	19,098	65
Abu Dhabi Islamic Bank PJSC	18,452	106
Dubai Islamic Bank PJSC (a)	41,885	85
Emirates NBD Bank PJSC	21,785	164
First Abu Dhabi Bank PJSC	34,203	163

		583

INDUSTRIALS 0.0%
Dubai Investments PJSC (a)	50,096	52

MATERIALS 0.1%
Borouge PLC	97,430	69

REAL ESTATE 0.1%
Emaar Development PJSC	34,679	131

UTILITIES 0.0%
Dubai Electricity & Water Authority PJSC	88,119	65

Total United Arab Emirates		1,174

UNITED STATES 0.2%
HEALTH CARE 0.2%
BeOne Medicines Ltd. Class H (a)	15,200	341

Total United States		341

Total Common Stocks (Cost $99,339)		124,888

PREFERRED STOCKS 3.8%
BRAZIL 3.5%
BANKING & FINANCE 1.1%
Banco Bradesco SA	132,200	489
Itau Unibanco Holding SA	120,636	1,013

		1,502

INDUSTRIALS 0.6%
Braskem SA	29,290	53
Gerdau SA	103,814	381
Localiza Rent a Car SA	500	4
Metalurgica Gerdau SA	106,985	177
Usinas Siderurgicas de Minas Gerais SA Usiminas	96,700	126

		741

UTILITIES 1.8%
Axia Energia	5,851	64
Cia Energetica de Minas Gerais	77,197	188
Isa Energia Brasil SA	20,921	117

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Petroleo Brasileiro SA - Petrobras	215,098	2,021

		2,390

Total Brazil		4,633

CHILE 0.3%
INDUSTRIALS 0.3%
Embotelladora Andina SA	9,398	39
Sociedad Quimica y Minera de Chile SA	3,939	319

		358

Total Chile		358

RUSSIA 0.0%
UTILITIES 0.0%
Bashneft PJSC «	2,929	0
Transneft PJSC «(c)	2,200	0

		0

Total Russia		0

Total Preferred Stocks (Cost $3,570)		4,991

REAL ESTATE INVESTMENT TRUSTS 0.0%
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	43,916	42

Total Real Estate Investment Trusts (Cost $37)		42

MUTUAL FUNDS 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (d)	1,007,479	1,007

Total Mutual Funds (Cost $1,007)		1,007

Total Investments in Securities (Cost $103,953)		130,928

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund (b)(c)(d)	8,788	9

Total Short-Term Instruments (Cost $1,016)		1,016

Total Investments in Affiliates (Cost $9)		9

Total Investments 99.6% (Cost $103,962)		$130,937
Financial Derivative Instruments (f)(i) 0.0%(Cost or Premiums, net $0)		16
Other Assets and Liabilities, net 0.4%		498

Net Assets 100.0%		$131,451

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $8 were out on loan in exchange for $9 of cash collateral as of March 31, 2026. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Baidu, Inc. Class A				$346	$328	0.25%
ZTO Express Cayman, Inc.				160	159	0.12

				$506	$487	0.37%

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI Emerging Markets Index June Futures	06/2026	6	$436	$3	$16	$0

Total Futures Contracts				$3	$16	$0

Cash of $26 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services	$462	$0	$0	$462
	Consumer Discretionary	684	0	0	684
	Consumer Staples	354	0	0	354
	Financials	601	0	0	601
	Health Care	88	0	0	88
	Industrials	307	0	0	307
	Materials	1,737	0	0	1,737
	Utilities	847	0	0	847
Chile
	Consumer Discretionary	104	49	0	153
	Consumer Staples	188	0	0	188
	Financials	627	0	0	627
	Materials	0	28	0	28
	Utilities	82	0	0	82
China
	Communication Services	0	2,656	0	2,656
	Consumer Discretionary	1,295	823	0	2,118
	Consumer Staples	215	1,190	0	1,405
	Energy	350	3,967	0	4,317
	Financials	1,414	7,493	0	8,907
	Health Care	0	1,606	0	1,606
	Industrials	319	4,381	0	4,700
	Information Technology	0	1,726	0	1,726
	Materials	205	5,959	0	6,164
	Real Estate	0	894	0	894
	Utilities	0	1,240	0	1,240
Greece
	Communication Services	72	0	0	72
	Consumer Discretionary	56	0	0	56
	Energy	84	0	0	84

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Financials	0	173	0	173
Industrials	63	0	0	63
Hong Kong
Financials	0	802	0	802
Industrials	0	329	0	329
Materials	0	12	0	12
Real Estate	0	522	0	522
Utilities	0	401	0	401
India
Communication Services	0	411	0	411
Consumer Discretionary	0	467	0	467
Consumer Staples	90	518	0	608
Energy	162	890	0	1,052
Financials	101	1,053	0	1,154
Health Care	29	351	0	380
Industrials	0	440	0	440
Information Technology	0	996	0	996
Materials	0	869	0	869
Utilities	28	697	0	725
Indonesia
Communication Services	224	22	0	246
Consumer Staples	0	91	0	91
Energy	177	156	0	333
Financials	0	123	0	123
Health Care	0	24	0	24
Industrials	0	50	0	50
Materials	46	63	0	109
Utilities	0	36	0	36
Kuwait
Communication Services	37	0	0	37
Financials	247	108	0	355
Industrials	0	5	0	5
Real Estate	6	0	0	6
Luxembourg
Consumer Discretionary	49	0	0	49
Malaysia
Communication Services	0	125	0	125
Consumer Discretionary	0	30	0	30
Consumer Staples	53	97	0	150
Financials	0	627	0	627
Health Care	3	108	0	111
Industrials	0	247	0	247
Materials	0	174	0	174
Utilities	26	199	0	225
Mexico
Communication Services	704	0	0	704
Consumer Staples	1,213	0	0	1,213
Financials	307	0	0	307
Industrials	70	0	0	70
Materials	1,132	0	0	1,132
Netherlands
Real Estate	36	0	0	36
Philippines
Communication Services	0	37	0	37
Financials	23	12	0	35
Industrials	0	138	0	138
Utilities	20	0	0	20
Poland
Communication Services	33	26	0	59
Consumer Discretionary	0	37	0	37
Energy	0	308	0	308
Information Technology	0	68	0	68
Materials	0	221	0	221
Utilities	88	141	0	229
Qatar
Communication Services	0	28	0	28
Energy	30	0	0	30
Financials	91	77	0	168
Industrials	37	0	0	37
Saudi Arabia
Communication Services	0	267	0	267
Consumer Discretionary	0	42	0	42
Consumer Staples	0	73	0	73
Energy	0	532	0	532
Financials	0	18	0	18
Health Care	0	27	0	27
Materials	0	533	0	533
Real Estate	0	49	0	49
Utilities	0	49	0	49
South Africa
Communication Services	110	462	0	572
Consumer Discretionary	90	202	0	292
Consumer Staples	29	231	0	260
Energy	125	0	0	125

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Financials	0	343	0	343
Health Care	27	0	0	27
Industrials	91	0	0	91
Materials	55	4,542	0	4,597
South Korea
Communication Services	0	851	0	851
Consumer Discretionary	0	6,844	0	6,844
Consumer Staples	0	556	0	556
Energy	0	846	0	846
Financials	0	4,746	0	4,746
Industrials	45	6,024	0	6,069
Information Technology	0	4,204	0	4,204
Materials	101	2,253	0	2,354
Utilities	0	1,191	0	1,191
Taiwan
Communication Services	0	563	0	563
Consumer Discretionary	0	281	0	281
Consumer Staples	0	262	0	262
Energy	0	62	0	62
Financials	121	2,106	0	2,227
Industrials	0	873	0	873
Information Technology	98	16,666	0	16,764
Materials	0	1,465	0	1,465
Real Estate	0	68	0	68
Thailand
Communication Services	60	536	0	596
Consumer Discretionary	73	16	0	89
Consumer Staples	0	412	0	412
Energy	984	270	0	1,254
Financials	0	504	0	504
Health Care	132	0	0	132
Industrials	13	125	0	138
Information Technology	371	746	0	1,117
Materials	0	494	0	494
Real Estate	0	63	0	63
Utilities	0	24	0	24
Turkey
Communication Services	0	56	0	56
Consumer Discretionary	0	21	0	21
Consumer Staples	26	199	0	225
Financials	0	76	0	76
Industrials	34	326	0	360
Materials	0	119	0	119
Utilities	33	0	0	33
United Arab Emirates
Communication Services	0	86	0	86
Consumer Discretionary	0	74	0	74
Energy	0	114	0	114
Financials	0	583	0	583
Industrials	0	52	0	52
Materials	69	0	0	69
Real Estate	0	131	0	131
Utilities	0	65	0	65
United States
Health Care	0	341	0	341
Preferred Stocks
Brazil
Banking & Finance	1,502	0	0	1,502
Industrials	741	0	0	741
Utilities	2,390	0	0	2,390
Chile
Industrials	358	0	0	358
Real Estate Investment Trusts
South Africa
Real Estate	42	0	0	42
Mutual Funds	0	1,007	0	1,007
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	9	0	0	9

Total Investments	$22,945	$107,992	$0	$130,937

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$16	$0	$0	$16

Total Financial Derivative Instruments	$16	$0	$0	$16

Totals	$22,961	$107,992	$0	$130,953

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
COMMON STOCKS 97.1%
AUSTRALIA 4.5%
COMMUNICATION SERVICES 0.1%
CAR Group Ltd.	5,976	$95
Nine Entertainment Co. Holdings Ltd.	16,710	11
REA Group Ltd.	816	90
SEEK Ltd.	12,137	119
Telstra Group Ltd.	75,730	280

		595

CONSUMER DISCRETIONARY 0.4%
ARB Corp. Ltd.	2,759	40
Aristocrat Leisure Ltd.	4,396	140
Breville Group Ltd.	5,852	109
Domino's Pizza Enterprises Ltd.	5,892	67
Eagers Automotive Ltd.	9,747	153
Harvey Norman Holdings Ltd.	29,844	102
JB Hi-Fi Ltd.	4,028	204
Super Retail Group Ltd.	9,817	88
Wesfarmers Ltd.	15,924	813

		1,716

CONSUMER STAPLES 0.4%
Coles Group Ltd.	29,030	440
GrainCorp Ltd. Class A	25,405	117
Metcash Ltd.	68,119	140
Treasury Wine Estates Ltd.	12,403	32
Woolworths Group Ltd.	29,788	752

		1,481

ENERGY 0.3%
Ampol Ltd.	12,972	301
Beach Energy Ltd.	46,201	41
New Hope Corp. Ltd.	21,407	87
Viva Energy Group Ltd.	56,787	101
Whitehaven Coal Ltd.	32,695	211
Woodside Energy Group Ltd.	17,100	406

		1,147

FINANCIALS 0.5%
ANZ Group Holdings Ltd.	15,203	382
ASX Ltd.	5,761	209
Insurance Australia Group Ltd.	45,316	230
Magellan Financial Group Ltd.	5,431	37
Medibank Pvt Ltd.	110,838	335
National Australia Bank Ltd.	18,675	540
nib holdings Ltd.	16,013	71
QBE Insurance Group Ltd.	12,874	190
Suncorp Group Ltd.	20,561	231

		2,225

HEALTH CARE 0.2%
Ansell Ltd.	6,980	137
Cochlear Ltd.	376	44
CSL Ltd.	1,107	109
Sigma Healthcare Ltd.	242,910	449
Sonic Healthcare Ltd.	12,694	180

		919

INDUSTRIALS 0.5%
ALS Ltd.	18,998	279
Atlas Arteria Ltd.	11,215	33
Aurizon Holdings Ltd.	103,394	285
Austal Ltd. (a)	16,197	54

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Brambles Ltd.	31,683	497
Computershare Ltd.	4,576	90
Downer EDI Ltd.	26,475	142
Monadelphous Group Ltd.	7,376	141
NRW Holdings Ltd.	12,304	46
Qantas Airways Ltd.	15,788	93
Transurban Group	23,757	232
Ventia Services Group Pty. Ltd.	24,317	89
Worley Ltd.	9,802	77

		2,058

MATERIALS 1.9%
BHP Group Ltd.	27,184	984
BlueScope Steel Ltd.	27,457	497
Champion Iron Ltd.	29,591	111
Dyno Nobel Ltd.	87,793	191
Evolution Mining Ltd.	92,825	836
Fortescue Ltd.	90,907	1,299
IGO Ltd.	48,354	270
Iluka Resources Ltd.	37,770	177
Lynas Rare Earths Ltd. (a)	23,048	313
Mineral Resources Ltd.	1,844	71
Northern Star Resources Ltd.	15,061	219
Orica Ltd.	8,389	118
Perenti Ltd.	21,695	30
Perseus Mining Ltd.	13,189	48
PLS Group Ltd. (a)	100,301	367
Ramelius Resources Ltd.	22,223	58
Regis Resources Ltd.	59,786	283
Rio Tinto Ltd.	14,259	1,620
Sandfire Resources Ltd. (a)	30,322	348
Sims Ltd.	14,703	187

		8,027

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	19,093	44

UTILITIES 0.2%
AGL Energy Ltd.	37,959	260
APA Group	31,933	220
Origin Energy Ltd.	41,515	357

		837

Total Australia		19,049

AUSTRIA 0.5%
ENERGY 0.1%
OMV AG	5,267	385

FINANCIALS 0.2%
BAWAG Group AG	1,017	155
Erste Group Bank AG	2,429	262
Raiffeisen Bank International AG	4,400	189
UNIQA Insurance Group AG	12,461	218

		824

INDUSTRIALS 0.0%
ANDRITZ AG	810	56

INFORMATION TECHNOLOGY 0.0%
ams-OSRAM AG (a)	7,183	77

MATERIALS 0.1%
Mayr Melnhof Karton AG	1,055	107
voestalpine AG	6,126	272

		379

REAL ESTATE 0.1%
CA Immobilien Anlagen AG	3,910	111

UTILITIES 0.0%
Verbund AG	998	76

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Total Austria		1,908

BELGIUM 0.6%
COMMUNICATION SERVICES 0.0%
Proximus SADP	9,871	80

CONSUMER STAPLES 0.1%
Anheuser-Busch InBev SA	3,771	261
Colruyt Group NV	2,242	94
Lotus Bakeries NV	5	56

		411

FINANCIALS 0.1%
Ageas SA	1,413	104
Gimv NV	1,371	72
KBC Group NV	1,546	189

		365

HEALTH CARE 0.2%
UCB SA	2,352	709

INDUSTRIALS 0.1%
Ackermans & van Haaren NV	543	167
Deme Group NV	228	50

		217

INFORMATION TECHNOLOGY 0.0%
Melexis NV	700	43

MATERIALS 0.1%
Solvay SA	2,981	92
Syensqo SA (a)	1,547	90
Umicore SA (a)	10,907	208

		390

UTILITIES 0.0%
Elia Group SA	1,215	187

Total Belgium		2,402

CANADA 8.9%
COMMUNICATION SERVICES 0.3%
BCE, Inc.	20,468	516
Cogeco Communications, Inc.	1,226	62
Quebecor, Inc. Class B	6,262	266
Rogers Communications, Inc. Class B	7,100	273
TELUS Corp.	15,161	195

		1,312

CONSUMER DISCRETIONARY 0.6%
Aritzia, Inc. (a)	1,200	98
BRP, Inc.	1,189	85
Canadian Tire Corp. Ltd. Class A	2,958	398
Dollarama, Inc.	4,575	562
Gildan Activewear, Inc.	5,392	300
Linamar Corp.	1,423	88
Magna International, Inc.	19,526	1,091

		2,622

CONSUMER STAPLES 0.8%
Alimentation Couche-Tard, Inc.	8,193	464
Empire Co. Ltd. Class A	8,735	313
George Weston Ltd.	7,267	514
Loblaw Cos. Ltd.	23,946	1,092
Maple Leaf Foods, Inc.	2,971	64
Metro, Inc.	6,143	420
North West Co., Inc.	3,144	123
Premium Brands Holdings Corp.	1,172	69

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Saputo, Inc.	8,388	262

		3,321

ENERGY 1.9%
ARC Resources Ltd.	20,880	434
Baytex Energy Corp.	28,300	127
Birchcliff Energy Ltd.	13,452	74
Cameco Corp.	5,656	615
Canadian Natural Resources Ltd.	21,614	1,054
Cenovus Energy, Inc.	24,218	643
CES Energy Solutions Corp.	10,100	134
Enerflex Ltd.	15,006	314
Gibson Energy, Inc.	8,259	176
Imperial Oil Ltd.	11,037	1,446
International Petroleum Corp. (a)	1,873	51
Parex Resources, Inc.	9,379	184
Peyto Exploration & Development Corp.	15,189	297
Precision Drilling Corp. (a)	1,419	140
Suncor Energy, Inc.	24,061	1,591
Tamarack Valley Energy Ltd.	6,800	56
Teekay Tankers Ltd. Class A	868	64
Vermilion Energy, Inc.	27,788	383
Whitecap Resources, Inc. (b)	8,100	91

		7,874

FINANCIALS 1.5%
Bank of Montreal	5,572	755
Bank of Nova Scotia	8,000	555
Canadian Imperial Bank of Commerce	6,148	583
Definity Financial Corp. (b)	4,160	196
Fairfax Financial Holdings Ltd.	344	586
Great-West Lifeco, Inc. (b)	2,092	98
IGM Financial, Inc.	3,080	147
Intact Financial Corp.	1,435	260
Laurentian Bank of Canada	2,300	67
National Bank of Canada	1,300	168
Onex Corp.	1,651	120
Power Corp. of Canada	14,616	704
Royal Bank of Canada	4,600	743
TMX Group Ltd.	13,814	490
Toronto-Dominion Bank	10,236	956

		6,428

HEALTH CARE 0.0%
Bausch Health Cos., Inc.	4,240	23

INDUSTRIALS 0.6%
Aecon Group, Inc.	7,979	240
Air Canada (a)	10,184	133
Bombardier, Inc. Class B (a)	2,050	362
Canadian National Railway Co.	5,778	595
Element Fleet Management Corp.	1,454	31
Finning International, Inc.	6,685	414
Russel Metals, Inc.	3,964	137
TFI International, Inc.	1,276	139
Thomson Reuters Corp.	1,884	170
Toromont Industries Ltd.	2,843	398
Waste Connections, Inc.	305	49

		2,668

INFORMATION TECHNOLOGY 0.3%
Canadian Solar, Inc. (a)	9,272	128
Celestica, Inc. (a)	1,883	531
CGI, Inc.	5,396	395
Constellation Software, Inc. (b)	104	183

		1,237

MATERIALS 2.3%
Agnico Eagle Mines Ltd. (b)	4,206	854
Alamos Gold, Inc. Class A	11,046	491
Barrick Mining Corp.	13,014	532
Capstone Copper Corp. (a)	12,500	94
CCL Industries, Inc. Class B	899	56
Centerra Gold, Inc.	38,156	679
China Gold International Resources Corp. Ltd.	6,300	125
DPM Metals, Inc. (b)	2,100	74
Eldorado Gold Corp.	19,636	674
Equinox Gold Corp.	16,800	243
First Quantum Minerals Ltd. (a)	10,813	259

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Fortuna Mining Corp. (a)	4,500	45
Franco-Nevada Corp.	2,554	632
Hudbay Minerals, Inc.	12,200	255
IAMGOLD Corp. (a)	37,492	705
Kinross Gold Corp.	6,100	187
Lundin Gold, Inc.	2,706	207
Lundin Mining Corp.	5,942	148
Nutrien Ltd.	17,904	1,352
OceanaGold Corp. (b)	2,200	69
OR Royalties, Inc.	3,892	148
Pan American Silver Corp.	10,753	588
Stella-Jones, Inc. (b)	899	60
Teck Resources Ltd. Class B	6,683	346
Torex Gold Resources, Inc.	800	37
Transcontinental, Inc. Class A	6,301	24
West Fraser Timber Co. Ltd.	3,489	228
Wheaton Precious Metals Corp.	4,741	622

		9,734

REAL ESTATE 0.1%
Colliers International Group, Inc.	896	96
FirstService Corp.	1,049	146

		242

UTILITIES 0.5%
AltaGas Ltd.	1,500	52
Atco Ltd. Class I	4,971	243
Canadian Utilities Ltd. Class A	3,378	119
Emera, Inc.	7,073	366
Fortis, Inc.	7,219	403
Hydro One Ltd.	7,475	309
Northland Power, Inc.	12,644	212
Superior Plus Corp.	9,690	47
TransAlta Corp.	17,008	223

		1,974

Total Canada		37,435

CHILE 0.1%
MATERIALS 0.1%
Antofagasta PLC	9,015	404

Total Chile		404

DENMARK 1.2%
CONSUMER DISCRETIONARY 0.0%
GN Store Nord AS (a)	2,476	40
Pandora AS	950	68

		108

CONSUMER STAPLES 0.1%
Carlsberg AS Class B	3,162	393
Royal Unibrew AS	1,422	115
Scandinavian Tobacco Group AS	5,739	61
Schouw & Co. AS	835	86

		655

FINANCIALS 0.2%
AL Sydbank	3,316	267
Danske Bank AS	4,602	227
Jyske Bank AS	1,249	171
Tryg AS	1,523	36

		701

HEALTH CARE 0.2%
Coloplast AS Class B	1,151	78
Demant AS (a)	2,597	79
Genmab AS (a)	375	101
H Lundbeck AS	5,199	33
Novo Nordisk AS Class B	13,372	489

		780

INDUSTRIALS 0.6%
AP Moller - Maersk AS Class B	668	1,669
DSV AS	825	199

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

ISS AS	4,507	164
NKT AS (a)	651	85
Per Aarsleff Holding AS	704	81
Vestas Wind Systems AS	5,276	159

		2,357

MATERIALS 0.1%
Novonesis Novozymes B Class B	4,343	258

Total Denmark		4,859

FINLAND 1.4%
COMMUNICATION SERVICES 0.1%
Elisa OYJ	4,462	218

CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat OYJ	8,449	90

CONSUMER STAPLES 0.1%
Kesko OYJ Class B	10,620	236

ENERGY 0.1%
Neste OYJ	12,316	400

FINANCIALS 0.3%
Mandatum OYJ	21,045	169
Nordea Bank Abp	15,967	275
Sampo OYJ Class A	87,519	931

		1,375

HEALTH CARE 0.1%
Orion OYJ Class B	5,446	440

INDUSTRIALS 0.3%
Kone OYJ Class B	9,287	593
Konecranes OYJ	2,826	93
Metso OYJ	6,026	104
Wartsila OYJ Abp	14,826	552

		1,342

INFORMATION TECHNOLOGY 0.1%
Nokia OYJ	26,456	212
TietoEVRY OYJ	8,632	189

		401

MATERIALS 0.1%
Kemira OYJ	6,554	143
Outokumpu OYJ	42,982	235

		378

REAL ESTATE 0.0%
Lumo Kodit OYJ	6,014	55

UTILITIES 0.2%
Fortum OYJ	33,317	852

Total Finland		5,787

FRANCE 6.3%
COMMUNICATION SERVICES 0.8%
Metropole Television SA	5,360	72
Orange SA	137,240	2,814
Television Francaise 1 SA	7,612	62
Vivendi SE	88,420	183

		3,131

CONSUMER DISCRETIONARY 0.5%
Cie Generale des Etablissements Michelin SCA	5,103	175
FDJ UNITED	3,464	102
Forvia SE (a)	21,046	241
Hermes International SCA	109	206
Kering SA	570	173

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

LVMH Moet Hennessy Louis Vuitton SE	471	257
Renault SA	20,317	697
SEB SA	1,061	55
Trigano SA	344	57
Valeo SE	17,892	219

		2,182

CONSUMER STAPLES 0.5%
Carrefour SA	60,568	1,121
Danone SA	10,211	816
L'Oreal SA	496	203
Pernod Ricard SA	1,886	140

		2,280

ENERGY 0.4%
Technip Energies NV	3,517	149
TotalEnergies SE	14,699	1,349

		1,498

FINANCIALS 0.9%
BNP Paribas SA	5,208	496
Credit Agricole SA	8,130	152
SCOR SE	11,291	404
Societe Generale SA	37,471	2,736

		3,788

HEALTH CARE 0.6%
BioMerieux	2,834	303
Clariane SE (a)	7,458	31
Emeis SA (a)	6,049	93
Ipsen SA	1,966	367
Sanofi SA	16,228	1,567
Sartorius Stedim Biotech	339	66

		2,427

INDUSTRIALS 1.7%
Air France-KLM (a)	2,733	28
Airbus SE	4,112	777
Ayvens SA	14,304	169
Bouygues SA	9,714	563
Bureau Veritas SA	9,458	283
Cie de Saint-Gobain SA	3,129	259
Dassault Aviation SA	478	178
Eiffage SA	627	96
Legrand SA	2,221	345
Nexans SA	1,879	256
Rexel SA	22,066	874
Safran SA	3,620	1,185
Societe BIC SA	1,892	118
SPIE SA	1,659	83
Thales SA	2,757	808
Vinci SA	7,999	1,201

		7,223

INFORMATION TECHNOLOGY 0.0%
Atos SE (a)	1,111	44
Sopra Steria Group	701	98

		142

MATERIALS 0.1%
Air Liquide SA	1,203	249
Eramet SA	428	26
Vicat SACA	2,720	198

		473

UTILITIES 0.8%
Engie SA	99,372	3,202

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Rubis SCA	2,934	119

		3,321

Total France		26,465

GERMANY 5.2%
COMMUNICATION SERVICES 0.4%
Deutsche Telekom AG	32,249	1,204
Freenet AG	8,150	251
Scout24 SE	3,576	276
United Internet AG	2,674	86

		1,817

CONSUMER DISCRETIONARY 1.1%
adidas AG	1,643	266
Bayerische Motoren Werke AG	22,687	2,099
Continental AG	9,233	644
Fielmann Group AG	1,768	90
Hornbach Holding AG & Co. KGaA	1,425	134
HUGO BOSS AG	3,785	164
Mercedes-Benz Group AG	13,985	860
Puma SE (a)	1,860	48
Schaeffler AG	10,221	85
TUI AG	7,335	58

		4,448

CONSUMER STAPLES 0.1%
Beiersdorf AG	909	82
KWS Saat SE & Co. KGaA	2,005	176
Suedzucker AG	6,327	96

		354

FINANCIALS 0.9%
Commerzbank AG	46,987	1,714
Deutsche Bank AG	42,402	1,262
Deutsche Boerse AG	2,498	732
Talanx AG	1,338	166

		3,874

HEALTH CARE 0.4%
Bayer AG	5,441	252
Fresenius Medical Care AG	11,633	527
Fresenius SE & Co. KGaA	11,735	609
Merck KGaA	2,333	296
Siemens Healthineers AG	2,029	87

		1,771

INDUSTRIALS 1.1%
Bilfinger SE	3,133	363
Brenntag SE	2,021	137
Deutsche Lufthansa AG	21,581	184
Deutsche Post AG	21,877	1,153
Duerr AG	957	21
GEA Group AG	1,114	80
HOCHTIEF AG	1,342	610
KION Group AG	2,800	150
Krones AG	144	20
MTU Aero Engines AG	1,032	377
Rational AG	108	79
Siemens AG	5,463	1,331
Traton SE	2,329	85

		4,590

INFORMATION TECHNOLOGY 0.2%
Infineon Technologies AG	7,889	358
SAP SE	2,868	489

		847

MATERIALS 0.7%
Aurubis AG	2,762	491
BASF SE	8,206	505
K&S AG	25,026	476
Lanxess AG	14,347	317
Salzgitter AG	6,373	276
Symrise AG	3,805	325
thyssenkrupp AG	56,372	497

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Wacker Chemie AG (a)	1,303	129

		3,016

REAL ESTATE 0.0%
TAG Immobilien AG	3,135	49

UTILITIES 0.3%
E.ON SE	50,061	1,096
RWE AG	3,120	210

		1,306

Total Germany		22,072

HONG KONG 2.2%
COMMUNICATION SERVICES 0.1%
HKT Trust & HKT Ltd.	112,000	175
PCCW Ltd.	317,295	236

		411

CONSUMER DISCRETIONARY 0.2%
Chow Tai Fook Jewellery Group Ltd.	64,000	90
Galaxy Entertainment Group Ltd.	29,000	131
Johnson Electric Holdings Ltd.	71,500	217
Man Wah Holdings Ltd.	42,400	23
Skyworth Group Ltd.	196,000	155
Yue Yuen Industrial Holdings Ltd.	23,500	46

		662

CONSUMER STAPLES 0.1%
WH Group Ltd.	289,000	380

FINANCIALS 0.4%
AIA Group Ltd.	68,200	758
Hong Kong Exchanges & Clearing Ltd.	7,200	363
Prudential PLC	30,398	423

		1,544

HEALTH CARE 0.1%
China Medical System Holdings Ltd.	24,000	41
Sino Biopharmaceutical Ltd.	115,000	87
United Laboratories International Holdings Ltd.	86,000	107

		235

INDUSTRIALS 0.4%
Cathay Pacific Airways Ltd.	41,000	59
CK Hutchison Holdings Ltd.	105,500	810
Jardine Matheson Holdings Ltd.	4,400	316
MTR Corp. Ltd.	41,500	170
Pacific Basin Shipping Ltd.	166,000	61
SITC International Holdings Co. Ltd.	43,000	188
Swire Pacific Ltd. Class A	20,500	224
Xinyi Glass Holdings Ltd.	78,000	98

		1,926

INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	26,200	111
Kingboard Laminates Holdings Ltd.	104,500	260
VSTECS Holdings Ltd.	110,000	121

		492

MATERIALS 0.0%
Nine Dragons Paper Holdings Ltd. (a)	151,000	128

REAL ESTATE 0.6%
CK Asset Holdings Ltd.	62,500	358
Henderson Land Development Co. Ltd.	55,000	204
Hongkong Land Holdings Ltd.	49,200	383
New World Development Co. Ltd.	135,000	140
Sino Land Co. Ltd.	48,000	70
Sun Hung Kai Properties Ltd.	69,000	1,149
Swire Properties Ltd.	13,800	41
Wharf Holdings Ltd.	44,000	122

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Wharf Real Estate Investment Co. Ltd.	32,000	93

		2,560

UTILITIES 0.2%
China Gas Holdings Ltd.	21,000	19
CK Infrastructure Holdings Ltd.	17,000	136
CLP Holdings Ltd.	29,100	274
HK Electric Investments & HK Electric Investments Ltd.	76,000	63
Hong Kong & China Gas Co. Ltd.	276,972	252
Power Assets Holdings Ltd.	34,000	265

		1,009

Total Hong Kong		9,347

IRELAND 0.2%
CONSUMER STAPLES 0.1%
Glanbia PLC	11,231	220
Kerry Group PLC Class A	3,466	276

		496

ENERGY 0.0%
DCC PLC	2,551	158

FINANCIALS 0.0%
Bank of Ireland Group PLC	3,626	66

INDUSTRIALS 0.1%
Ryanair Holdings PLC	6,536	184

Total Ireland		904

ISRAEL 1.6%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	45,676	109

CONSUMER STAPLES 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	278	33
Strauss Group Ltd.	2,070	91

		124

ENERGY 0.1%
Delek Group Ltd.	390	131
Oil Refineries Ltd.	217,507	94
Paz Retail & Energy Ltd.	293	72

		297

FINANCIALS 0.5%
Bank Hapoalim BM	17,360	408
Bank Leumi Le-Israel BM	22,596	505
Harel Insurance Investments & Financial Services Ltd.	4,805	268
IDI Insurance Co. Ltd.	2,263	151
Israel Discount Bank Ltd. Class A	17,650	178
Menora Mivtachim Holdings Ltd.	981	143
Mizrahi Tefahot Bank Ltd.	2,465	180
Phoenix Financial Ltd.	1,248	67
Plus500 Ltd.	4,303	233

		2,133

HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd. (a)	16,857	508

INDUSTRIALS 0.4%
Danel Adir Yeoshua Ltd.	992	141
Elbit Systems Ltd.	337	284
Elco Ltd.	1,008	42
Electra Ltd.	1,386	40
Hilan Ltd.	2,233	138
ZIM Integrated Shipping Services Ltd.	42,337	1,116

		1,761

INFORMATION TECHNOLOGY 0.2%
Check Point Software Technologies Ltd. (a)	1,708	244
Nice Ltd.	250	27

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Nova Ltd. (a)	660	287
SolarEdge Technologies, Inc. (a)	1,177	60
Tower Semiconductor Ltd. (a)	1,441	255

		873

MATERIALS 0.1%
ICL Group Ltd.	34,609	178
Israel Corp. Ltd.	124	35

		213

REAL ESTATE 0.1%
Azrieli Group Ltd.	483	65
Big Shopping Centers Ltd.	820	188
Blue Square Real Estate Ltd.	614	76
Mega Or Holdings Ltd.	316	50
Melisron Ltd.	350	46
YH Dimri Construction & Development Ltd.	1,039	141

		566

UTILITIES 0.1%
Enlight Renewable Energy Ltd.	1,955	132
OPC Energy Ltd.	1,342	47

		179

Total Israel		6,763

ITALY 4.3%
COMMUNICATION SERVICES 0.5%
Infrastrutture Wireless Italiane SpA	9,923	79
MFE-MediaForEurope NV Class A	28,424	84
MFE-MediaForEurope NV Class B	6,093	24
Telecom Italia SpA (a)	2,583,294	1,814

		2,001

CONSUMER DISCRETIONARY 0.1%
Brembo NV	8,800	84
De' Longhi SpA	1,290	45
Ferrari NV	259	88
Moncler SpA	4,744	286
PRADA SpA	4,600	22

		525

CONSUMER STAPLES 0.0%
Davide Campari-Milano NV	13,339	95

ENERGY 0.9%
Eni SpA	123,923	3,524
Saipem SpA	28,260	129

		3,653

FINANCIALS 1.5%
Azimut Holding SpA	7,602	289
Banca Generali SpA	2,364	141
Banca IFIS SpA	8,207	200
Banca Mediolanum SpA	6,122	124
Banca Popolare di Sondrio SpA	20,562	387
Banco BPM SpA	43,187	601
BPER Banca SpA	94,093	1,233
FinecoBank Banca Fineco SpA	6,868	153
Generali	16,996	684
Intesa Sanpaolo SpA	73,016	442
Poste Italiane SpA	2,433	57
UniCredit SpA	15,178	1,089
Unipol Assicurazioni SpA	33,963	789

		6,189

HEALTH CARE 0.0%
DiaSorin SpA	462	32
Recordati Industria Chimica e Farmaceutica SpA	2,492	143

		175

INDUSTRIALS 0.6%
Danieli & C Officine Meccaniche SpA	1,309	90
Enav SpA	17,024	102

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Fincantieri SpA	2,586	40
Iveco Group NV	23,877	535
Leonardo SpA	23,291	1,584
Prysmian SpA	1,286	152
Webuild SpA	13,168	35

		2,538

MATERIALS 0.1%
Buzzi SpA	6,277	317

UTILITIES 0.6%
Enel SpA	154,274	1,687
Iren SpA	35,376	100
Italgas SpA	19,866	231
Snam SpA	44,391	336
Terna - Rete Elettrica Nazionale	24,552	281

		2,635

Total Italy		18,128

JAPAN 25.0%
COMMUNICATION SERVICES 1.9%
Capcom Co. Ltd.	8,700	184
CyberAgent, Inc.	24,600	210
DeNA Co. Ltd.	3,400	53
Fuji Media Holdings, Inc.	8,200	209
GungHo Online Entertainment, Inc.	4,600	71
Hakuhodo DY Holdings, Inc.	4,700	31
Internet Initiative Japan, Inc.	5,900	92
Kadokawa Corp.	2,100	51
Kakaku.com, Inc.	4,400	58
KDDI Corp.	82,900	1,411
Koei Tecmo Holdings Co. Ltd.	3,300	34
Konami Group Corp.	800	99
Nexon Co. Ltd.	4,000	75
Nintendo Co. Ltd.	23,600	1,347
Nippon Television Holdings, Inc.	7,100	143
NTT, Inc.	1,488,100	1,489
SKY Perfect JSAT Holdings, Inc.	11,600	220
SoftBank Corp.	731,400	979
SoftBank Group Corp.	39,900	972
Square Enix Holdings Co. Ltd.	6,800	108
Toho Co. Ltd.	6,200	65

		7,901

CONSUMER DISCRETIONARY 3.5%
& ST HD Co. Ltd.	4,700	88
Aisin Corp.	31,600	445
Bandai Namco Holdings, Inc.	10,800	266
Bridgestone Corp.	39,400	821
DCM Holdings Co. Ltd.	17,100	174
Doutor Nichires Holdings Co. Ltd.	1,900	35
EDION Corp.	11,200	153
Exedy Corp.	6,500	232
Fast Retailing Co. Ltd.	2,300	909
Food & Life Cos. Ltd.	5,600	334
Goldwin, Inc.	1,500	21
Haseko Corp.	6,100	113
Heiwa Corp.	700	8
Honda Motor Co. Ltd.	87,100	705
Iida Group Holdings Co. Ltd.	6,300	97
Isetan Mitsukoshi Holdings Ltd.	4,700	87
Isuzu Motors Ltd.	12,800	184
J Front Retailing Co. Ltd.	9,400	145
JTEKT Corp.	21,700	233
JVCKenwood Corp.	11,300	80
K's Holdings Corp.	16,500	175
Kohnan Shoji Co. Ltd.	5,700	148
Koito Manufacturing Co. Ltd.	8,600	136
Kurabo Industries Ltd.	1,900	102
Mazda Motor Corp.	51,000	349
McDonald's Holdings Co. Japan Ltd.	5,300	277
Mitsubishi Motors Corp.	56,500	113
Mizuno Corp.	1,200	26
Musashi Seimitsu Industry Co. Ltd.	1,500	26
NHK Spring Co. Ltd.	11,400	182
Nikon Corp.	8,400	103
Nishimatsuya Chain Co. Ltd.	6,600	88
Nissan Motor Co. Ltd.	153,600	333
Niterra Co. Ltd.	900	42
Nitori Holdings Co. Ltd.	11,400	181

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

NOK Corp.	10,400	188
Oriental Land Co. Ltd.	1,800	31
PALTAC Corp.	100	3
Pan Pacific International Holdings Corp.	31,900	195
Resorttrust, Inc.	1,800	20
Rinnai Corp.	300	7
Ryohin Keikaku Co. Ltd.	12,400	265
Saizeriya Co. Ltd.	4,100	166
Sangetsu Corp.	900	18
Sankyo Co. Ltd.	9,700	120
Sega Sammy Holdings, Inc.	6,400	99
Seiko Group Corp.	1,800	65
Sekisui House Ltd.	6,000	134
Shimamura Co. Ltd.	6,900	144
Shimano, Inc.	1,700	177
Skylark Holdings Co. Ltd.	9,600	207
Sony Group Corp.	24,500	511
Stanley Electric Co. Ltd.	4,300	79
Subaru Corp.	9,400	151
Sumitomo Electric Industries Ltd.	36,500	2,074
Sumitomo Forestry Co. Ltd.	17,300	157
Sumitomo Rubber Industries Ltd.	12,300	162
Takashimaya Co. Ltd.	17,500	210
Tokai Rika Co. Ltd.	5,800	111
Token Corp.	1,700	144
Tomy Co. Ltd.	6,500	108
Toyo Tire Corp.	7,400	174
Toyoda Gosei Co. Ltd.	6,200	163
Toyota Boshoku Corp.	6,900	108
Toyota Motor Corp.	26,000	540
TS Tech Co. Ltd.	6,400	73
USS Co. Ltd.	12,600	133
Workman Co. Ltd.	1,000	40
Yamada Holdings Co. Ltd.	33,400	111
Yamaha Corp.	2,100	15
Yamaha Motor Co. Ltd.	25,200	182
Yokohama Rubber Co. Ltd.	1,400	54
Zensho Holdings Co. Ltd.	2,200	128
ZOZO, Inc.	9,800	69

		14,747

CONSUMER STAPLES 2.0%
Aeon Co. Ltd.	68,715	822
Ain Holdings, Inc.	100	4
Ajinomoto Co., Inc.	24,200	684
Calbee, Inc.	5,400	105
Coca-Cola Bottlers Japan Holdings, Inc.	5,900	134
Cosmos Pharmaceutical Corp.	600	26
Earth Corp.	100	3
Ezaki Glico Co. Ltd.	1,000	37
Fuji Oil Co. Ltd.	5,100	117
House Foods Group, Inc.	5,200	100
Itoham Yonekyu Holdings, Inc.	4,720	171
Japan Tobacco, Inc.	33,800	1,297
Kagome Co. Ltd.	5,100	91
Kao Corp.	15,500	603
Kewpie Corp.	6,300	160
Kikkoman Corp.	5,100	46
Kirin Holdings Co. Ltd.	26,500	421
Kobayashi Pharmaceutical Co. Ltd.	1,000	37
Kobe Bussan Co. Ltd.	4,100	89
Kusuri No. Aoki Holdings Co. Ltd.	900	22
Lion Corp.	7,400	78
MatsukiyoCocokara & Co.	6,400	102
MEIJI Holdings Co. Ltd.	8,800	215
Morinaga & Co. Ltd.	10,200	174
Morinaga Milk Industry Co. Ltd.	3,800	115
NH Foods Ltd.	6,400	284
Nichirei Corp.	6,200	77
Nippn Corp.	6,600	113
Nisshin Oillio Group Ltd.	15,300	184
Nisshin Seifun Group, Inc.	6,600	87
Nissin Foods Holdings Co. Ltd.	4,400	83
Pigeon Corp.	6,900	71
Rohto Pharmaceutical Co. Ltd.	5,800	89
Sakata Seed Corp.	200	5
Seven & i Holdings Co. Ltd.	43,400	584
Sugi Holdings Co. Ltd.	4,400	97
Sundrug Co. Ltd.	2,000	49
Suntory Beverage & Food Ltd.	3,200	90
Toyo Suisan Kaisha Ltd.	1,500	105
Tsuruha Holdings, Inc.	9,200	144
Umios Corp.	16,500	154
Unicharm Corp.	13,800	81
United Super Markets Holdings, Inc.	11,600	66

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Yakult Honsha Co. Ltd.	3,100	52
Yamazaki Baking Co. Ltd.	6,500	145

		8,213

ENERGY 0.8%
Cosmo Energy Holdings Co. Ltd.	10,200	289
ENEOS Holdings, Inc.	104,600	942
Idemitsu Kosan Co. Ltd.	53,260	523
Inpex Corp.	44,700	1,322
Iwatani Corp.	7,900	102
Japan Petroleum Exploration Co. Ltd.	7,700	127
Modec, Inc.	2,200	208

		3,513

FINANCIALS 1.7%
77 Bank Ltd.	3,000	59
Chiba Bank Ltd.	7,200	93
Chugin Financial Group, Inc.	2,800	50
Dai-ichi Life Holdings, Inc.	35,900	331
Daiwa Securities Group, Inc.	21,800	207
Gunma Bank Ltd.	8,100	108
Hachijuni Nagano Bank Ltd.	4,000	50
Hokuhoku Financial Group, Inc.	9,900	376
Hyakujushi Bank Ltd.	4,800	65
Iyogin Holdings, Inc.	2,900	54
JAFCO Group Co. Ltd.	900	13
Japan Post Bank Co. Ltd.	50,600	825
Japan Post Holdings Co. Ltd.	66,500	768
Japan Post Insurance Co. Ltd.	25,500	257
Kyoto Financial Group, Inc.	3,700	97
Marui Group Co. Ltd.	1,800	35
Mebuki Financial Group, Inc.	17,600	137
Mizuho Financial Group, Inc.	50,700	2,053
MS&AD Insurance Group Holdings, Inc.	3,800	99
Nanto Bank Ltd.	6,000	55
Nishi-Nippon Financial Holdings, Inc.	13,800	333
Nomura Holdings, Inc.	23,400	184
North Pacific Bank Ltd.	17,500	107
ORIX Corp.	8,600	255
SBI Holdings, Inc.	9,000	167
Seven Bank Ltd.	36,200	62
Shizuoka Financial Group, Inc.	6,000	100
Tokio Marine Holdings, Inc.	2,900	136
Yokohama Financial Group, Inc.	6,400	57
Zenkoku Hosho Co. Ltd.	400	8

		7,141

HEALTH CARE 1.5%
Alfresa Holdings Corp.	10,500	170
Astellas Pharma, Inc.	43,600	711
Chugai Pharmaceutical Co. Ltd.	10,000	551
Eisai Co. Ltd.	5,100	160
H.U. Group Holdings, Inc.	5,300	108
Hoya Corp.	5,300	919
Kaken Pharmaceutical Co. Ltd.	5,000	131
Kyowa Kirin Co. Ltd.	4,200	69
M3, Inc.	6,300	65
Medipal Holdings Corp.	8,800	165
Nihon Kohden Corp.	1,600	15
Olympus Corp.	18,700	178
Ono Pharmaceutical Co. Ltd.	14,900	239
Santen Pharmaceutical Co. Ltd.	11,200	126
Sawai Group Holdings Co. Ltd.	4,700	66
Shionogi & Co. Ltd.	29,700	657
Sumitomo Pharma Co. Ltd. (a)	11,800	161
Suzuken Co. Ltd.	4,000	151
Takeda Pharmaceutical Co. Ltd.	36,041	1,327
Terumo Corp.	8,300	112
Toho Holdings Co. Ltd.	4,200	126
Tsumura & Co.	5,100	121

		6,328

INDUSTRIALS 7.0%
AGC, Inc.	9,600	340
ALSOK Co. Ltd.	16,500	131
Amada Co. Ltd.	7,400	104
ANA Holdings, Inc.	5,600	100
Central Japan Railway Co.	21,200	551
COMSYS Holdings Corp.	5,600	179
Dai Nippon Printing Co. Ltd.	13,000	237
Daifuku Co. Ltd.	3,300	117

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Daikin Industries Ltd.	4,000	480
DMG Mori Co. Ltd.	7,000	108
East Japan Railway Co.	28,600	654
Ebara Corp.	6,000	170
EXEO Group, Inc.	11,400	196
FANUC Corp.	14,700	512
Fuji Corp.	1,300	40
Fuji Electric Co. Ltd.	3,100	217
Fujikura Ltd.	70,200	1,931
Furukawa Co. Ltd.	3,600	101
Furukawa Electric Co. Ltd.	4,100	787
Glory Ltd.	1,200	31
Hanwa Co. Ltd.	5,500	55
Hazama Ando Corp.	10,900	136
Hino Motors Ltd. (a)	23,500	57
Hitachi Construction Machinery Co. Ltd.	1,100	38
Hitachi Ltd.	40,200	1,179
IHI Corp.	21,400	442
INFRONEER Holdings, Inc.	10,900	151
ITOCHU Corp.	51,500	655
Japan Airlines Co. Ltd.	3,800	62
JGC Holdings Corp.	3,900	57
Kajima Corp.	7,600	290
Kamigumi Co. Ltd.	4,200	145
Kanadevia Corp.	18,300	120
Kandenko Co. Ltd.	12,800	486
Kanematsu Corp.	4,600	66
Kawasaki Heavy Industries Ltd.	31,000	583
Keihan Holdings Co. Ltd.	600	12
Kinden Corp.	6,600	297
Kintetsu Group Holdings Co. Ltd.	5,200	107
Komatsu Ltd.	9,700	386
Kubota Corp. (a)	10,100	162
Kumagai Gumi Co. Ltd.	8,000	79
Kurita Water Industries Ltd.	1,000	48
Kyushu Railway Co.	2,400	57
Lixil Corp.	13,900	144
Marubeni Corp.	44,500	1,628
Maruzen Showa Unyu Co. Ltd.	3,300	172
Matsuda Sangyo Co. Ltd.	1,700	68
Meidensha Corp.	900	45
MEITEC Group Holdings, Inc.	5,000	104
Minebea Mitsumi, Inc.	3,200	53
Mirait One Corp.	6,100	141
Mitsubishi Corp.	37,300	1,280
Mitsubishi Electric Corp.	21,300	697
Mitsubishi Heavy Industries Ltd.	78,100	2,146
Mitsui & Co. Ltd.	22,900	885
Mitsui E&S Co. Ltd.	2,600	95
Mitsui OSK Lines Ltd.	4,500	187
MonotaRO Co. Ltd.	6,400	69
Nabtesco Corp.	3,300	83
Nagase & Co. Ltd.	25,200	187
Nankai Electric Railway Co. Ltd.	5,500	107
NGK Insulators Ltd.	3,500	90
Nichias Corp.	3,300	62
Nikkon Holdings Co. Ltd.	1,600	43
Nippon Express Holdings, Inc.	9,700	219
Nippon Yusen KK	9,200	338
Nisshinbo Holdings, Inc.	16,900	158
NSK Ltd.	36,400	258
NTN Corp.	55,200	114
Obayashi Corp.	19,900	482
Organo Corp.	500	45
Park24 Co. Ltd.	5,300	65
Penta-Ocean Construction Co. Ltd.	30,800	328
Persol Holdings Co. Ltd.	54,400	80
Recruit Holdings Co. Ltd.	3,200	139
Sanwa Holdings Corp.	6,300	143
Sanyo Denki Co. Ltd.	3,200	91
Secom Co. Ltd.	4,200	160
Seino Holdings Co. Ltd.	7,000	108
Sekisui Chemical Co. Ltd.	14,800	249
Senko Group Holdings Co. Ltd.	12,400	142
SG Holdings Co. Ltd.	19,200	179
Shimizu Corp.	11,100	199
Shinmaywa Industries Ltd.	11,300	169
SHO-BOND Holdings Co. Ltd.	800	7
SMC Corp.	100	39
Sojitz Corp.	10,240	406
Sotetsu Holdings, Inc.	5,600	104
Sumitomo Corp.	12,400	464
Sumitomo Heavy Industries Ltd.	5,700	174
Taikisha Ltd.	1,800	38
Taisei Corp.	8,400	870
Takasago Thermal Engineering Co. Ltd.	4,400	122

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Takeuchi Manufacturing Co. Ltd.	5,500	220
Toa Corp.	5,100	102
Tobu Railway Co. Ltd.	4,400	80
Tokyu Corp.	10,800	128
TOPPAN Holdings, Inc.	7,300	193
TOTO Ltd.	900	30
Toyota Tsusho Corp.	26,100	1,012
West Japan Railway Co.	15,900	313
Yamato Holdings Co. Ltd.	14,000	156
Yaskawa Electric Corp.	3,200	85
Yuasa Trading Co. Ltd.	5,100	193

		29,344

INFORMATION TECHNOLOGY 3.1%
Advantest Corp.	13,400	1,849
Alps Alpine Co. Ltd.	16,100	218
Anritsu Corp.	2,300	42
Azbil Corp.	7,700	67
BIPROGY, Inc.	3,600	106
Brother Industries Ltd.	5,600	104
Canon Marketing Japan, Inc.	5,400	119
Citizen Watch Co. Ltd.	23,600	256
Daiwabo Holdings Co. Ltd.	6,200	122
Dexerials Corp.	5,300	74
Disco Corp.	1,400	571
DTS Corp.	22,000	145
FUJIFILM Holdings Corp.	16,800	320
Fujitsu Ltd.	36,800	753
Horiba Ltd.	800	93
Hosiden Corp.	6,700	111
Ibiden Co. Ltd.	3,400	170
Keyence Corp.	100	36
Kioxia Holdings Corp. (a)	3,000	392
Kokusai Electric Corp.	6,900	233
Konica Minolta, Inc.	43,700	147
Kyocera Corp.	10,500	161
Lasertec Corp.	1,900	423
Macnica Holdings, Inc.	2,600	39
Murata Manufacturing Co. Ltd.	30,200	678
NEC Corp.	52,500	1,306
Nippon Electric Glass Co. Ltd.	5,200	200
Nomura Research Institute Ltd.	5,100	140
NS Solutions Corp.	2,300	54
Obic Co. Ltd.	5,000	121
Oracle Corp. Japan	400	22
Otsuka Corp.	5,100	98
Ricoh Co. Ltd.	24,400	206
Rohm Co. Ltd.	7,000	139
Sanken Electric Co. Ltd.	1,300	61
SCREEN Holdings Co. Ltd.	2,600	155
Seiko Epson Corp.	9,400	116
Socionext, Inc.	3,800	47
SUMCO Corp.	7,600	84
Taiyo Yuden Co. Ltd.	2,600	64
TIS, Inc.	3,900	83
Tokyo Electron Ltd.	9,800	2,435
Tokyo Seimitsu Co. Ltd.	2,400	213
Toshiba TEC Corp.	200	3
Trend Micro, Inc.	2,800	93
Ulvac, Inc.	3,600	194
Yokogawa Electric Corp.	1,700	52

		13,115

MATERIALS 2.1%
Aichi Steel Corp.	2,800	51
Air Water, Inc.	2,900	39
ARE Holdings, Inc.	7,300	159
Asahi Kasei Corp.	21,900	214
Daicel Corp.	12,100	96
Daido Steel Co. Ltd.	7,600	90
Denka Co. Ltd.	2,800	64
DIC Corp.	2,700	63
Dowa Holdings Co. Ltd.	2,300	132
FP Corp.	200	3
JFE Holdings, Inc.	28,500	334
JX Advanced Metals Corp.	6,400	142
Kaneka Corp.	5,000	153
Kansai Paint Co. Ltd.	3,700	55
Kobe Steel Ltd.	24,600	299
Kuraray Co. Ltd.	7,000	74
Kureha Corp.	1,600	41
Mitsubishi Chemical Group Corp.	81,300	475
Mitsubishi Gas Chemical Co., Inc.	2,500	59
Mitsubishi Materials Corp.	13,600	429

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Mitsui Chemicals, Inc.	20,000	242
Mitsui Kinzoku Co. Ltd.	4,600	873
Nippon Light Metal Holdings Co. Ltd.	3,800	68
Nippon Paper Industries Co. Ltd.	6,500	53
Nippon Sanso Holdings Corp.	700	25
Nippon Shokubai Co. Ltd.	6,600	95
Nippon Steel Corp.	140,100	517
Nissan Chemical Corp.	3,100	120
Nitto Denko Corp.	22,400	448
NOF Corp.	5,500	110
Oji Holdings Corp.	47,000	254
Osaka Soda Co. Ltd.	2,000	22
Rengo Co. Ltd.	11,200	91
Resonac Holdings Corp.	2,500	163
Shin-Etsu Chemical Co. Ltd.	13,200	537
Sumitomo Bakelite Co. Ltd.	1,200	38
Sumitomo Chemical Co. Ltd.	144,700	468
Sumitomo Metal Mining Co. Ltd.	3,100	180
Sumitomo Osaka Cement Co. Ltd.	5,500	135
Taiheiyo Cement Corp.	5,300	119
Taiyo Holdings Co. Ltd.	1,400	45
Teijin Ltd.	8,500	89
Tokai Carbon Co. Ltd. (a)	9,100	56
Tokuyama Corp.	6,200	151
Tokyo Ohka Kogyo Co. Ltd.	6,000	294
Tokyo Steel Manufacturing Co. Ltd.	11,500	119
Tosoh Corp.	6,200	92
Toyo Seikan Group Holdings Ltd.	8,300	189
UACJ Corp.	7,000	105
UBE Corp.	9,200	144
Yamato Kogyo Co. Ltd.	700	54

		8,868

REAL ESTATE 0.3%
Daito Trust Construction Co. Ltd.	16,600	389
Hulic Co. Ltd.	6,300	73
Mitsubishi Estate Co. Ltd.	13,000	361
Mitsui Fudosan Co. Ltd.	27,200	290
Sumitomo Realty & Development Co. Ltd.	7,200	204
Tokyo Tatemono Co. Ltd. (a)	3,500	81
Tokyu Fudosan Holdings Corp.	4,400	38

		1,436

UTILITIES 1.1%
Chubu Electric Power Co., Inc.	34,600	570
Chugoku Electric Power Co., Inc.	23,700	151
Electric Power Development Co. Ltd.	9,900	273
Hokkaido Electric Power Co., Inc.	38,000	259
Hokuriku Electric Power Co.	23,000	158
Kansai Electric Power Co., Inc.	38,900	647
Kyushu Electric Power Co., Inc.	24,900	289
Nippon Gas Co. Ltd.	4,300	80
Osaka Gas Co. Ltd.	11,000	446
Shikoku Electric Power Co., Inc.	17,300	194
Toho Gas Co. Ltd.	21,600	172
Tohoku Electric Power Co., Inc.	28,700	215
Tokyo Electric Power Co. Holdings, Inc. (a)	118,200	487
Tokyo Gas Co. Ltd.	13,700	645

		4,586

Total Japan		105,192

JERSEY, CHANNEL ISLANDS 0.0%
CONSUMER DISCRETIONARY 0.0%
B&M European Value Retail PLC	73,012	164

Total Jersey, Channel Islands		164

LUXEMBOURG 0.7%
COMMUNICATION SERVICES 0.1%
RTL Group SA	2,355	101
SES SA	23,754	170

		271

HEALTH CARE 0.1%
Eurofins Scientific SE	4,577	334

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

MATERIALS 0.5%
Aperam SA	6,433	257
ArcelorMittal SA	38,759	2,010

		2,267

REAL ESTATE 0.0%
Aroundtown SA	72,474	193

Total Luxembourg		3,065

MEXICO 0.1%
MATERIALS 0.1%
Fresnillo PLC	4,056	180

Total Mexico		180

NETHERLANDS 3.9%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	117,289	654

CONSUMER DISCRETIONARY 0.1%
Just Eat Takeaway.com NV (a)	67	2
Stellantis NV	68,782	497

		499

CONSUMER STAPLES 0.8%
Heineken Holding NV	3,756	267
Heineken NV	4,008	308
JBS NV Class A	6,767	122
Koninklijke Ahold Delhaize NV	53,229	2,479
Magnum Ice Cream Co. NV (a)	9,430	138

		3,314

ENERGY 0.2%
Koninklijke Vopak NV	3,759	203
SBM Offshore NV	10,195	407

		610

FINANCIALS 0.8%
ABN AMRO Bank NV	38,128	1,209
Aegon Ltd.	57,766	423
Euronext NV	3,114	500
ING Groep NV	33,318	865
NN Group NV	6,843	534

		3,531

HEALTH CARE 0.2%
Argenx SE (a)	801	585
Qiagen NV	7,687	311

		896

INDUSTRIALS 0.3%
Ferrovial SE	10,916	710
IMCD NV	1,088	114
Koninklijke BAM Groep NV (a)	3,766	38
Randstad NV	6,197	162
TKH Group NV	1,223	52
Wolters Kluwer NV	2,970	222

		1,298

INFORMATION TECHNOLOGY 1.2%
ASM International NV	1,406	1,066
ASML Holding NV	2,320	3,085
BE Semiconductor Industries NV	2,482	531
NXP Semiconductors NV	2,448	482

		5,164

MATERIALS 0.1%
Akzo Nobel NV	10,174	585

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Total Netherlands		16,551

NEW ZEALAND 0.1%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	48,447	58

CONSUMER STAPLES 0.0%
a2 Milk Co. Ltd.	6,636	44

HEALTH CARE 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	5,473	118

INDUSTRIALS 0.0%
Auckland International Airport Ltd.	19,984	92
Fletcher Building Ltd. (a)	31,374	53

		145

UTILITIES 0.1%
Contact Energy Ltd.	18,902	100
Meridian Energy Ltd.	26,702	86

		186

Total New Zealand		551

NORWAY 1.6%
COMMUNICATION SERVICES 0.1%
Telenor ASA	26,273	462

CONSUMER STAPLES 0.2%
Mowi ASA	12,939	294
Orkla ASA	28,588	360
Salmar ASA	1,354	79

		733

ENERGY 0.6%
Aker BP ASA	4,049	150
Aker Solutions ASA	42,545	203
DNO ASA	21,790	49
Equinor ASA	43,348	1,847
Frontline PLC	1,668	58
Var Energi ASA	31,275	161

		2,468

FINANCIALS 0.2%
DNB Bank ASA	24,458	765
Gjensidige Forsikring ASA	5,955	156
SpareBank 1 Nord Norge	3,080	50
Storebrand ASA	2,738	49

		1,020

INDUSTRIALS 0.2%
Kongsberg Gruppen ASA	8,509	363
MPC Container Ships ASA	37,025	88
TOMRA Systems ASA	9,568	115
Wallenius Wilhelmsen ASA	3,188	41
Wilh Wilhelmsen Holding ASA Class A	845	63

		670

INFORMATION TECHNOLOGY 0.0%
Atea ASA	13,221	194

MATERIALS 0.3%
Norsk Hydro ASA	32,174	343

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Yara International ASA	14,308	836

		1,179

Total Norway		6,726

PORTUGAL 0.3%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS SA	6,681	160

ENERGY 0.1%
Galp Energia SGPS SA	8,118	194

FINANCIALS 0.0%
Banco Comercial Portugues SA Class R	189,677	185

UTILITIES 0.2%
EDP SA	145,651	771

Total Portugal		1,310

SINGAPORE 1.4%
COMMUNICATION SERVICES 0.3%
JOYY, Inc.	2,675	156
Netlink NBN Trust	125,700	95
Singapore Telecommunications Ltd.	265,300	1,019

		1,270

CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	742,300	177
Wilmar International Ltd.	101,100	304

		481

ENERGY 0.0%
BW LPG Ltd.	10,091	178

FINANCIALS 0.5%
DBS Group Holdings Ltd.	19,670	875
Oversea-Chinese Banking Corp. Ltd.	23,700	406
Singapore Exchange Ltd.	25,100	383
United Overseas Bank Ltd.	8,700	249

		1,913

INDUSTRIALS 0.3%
China Yuchai International Ltd.	1,231	47
ComfortDelGro Corp. Ltd.	89,700	101
Jardine Cycle & Carriage Ltd.	4,900	132
Keppel Ltd.	48,100	443
Singapore Airlines Ltd.	66,700	344
Singapore Technologies Engineering Ltd.	42,600	362

		1,429

INFORMATION TECHNOLOGY 0.1%
ASMPT Ltd.	6,200	80
Kulicke & Soffa Industries, Inc.	1,940	128
Venture Corp. Ltd.	11,500	138

		346

REAL ESTATE 0.0%
UOL Group Ltd.	24,300	185

UTILITIES 0.1%
Kenon Holdings Ltd.	909	75
Sembcorp Industries Ltd.	24,300	126

		201

Total Singapore		6,003

SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Investec PLC	6,862	53

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Total South Africa		53

SPAIN 4.7%
COMMUNICATION SERVICES 0.4%
Cellnex Telecom SA	11,296	363
Telefonica SA	288,031	1,261

		1,624

CONSUMER DISCRETIONARY 0.2%
Amadeus IT Group SA	1,345	77
Gestamp Automocion SA	26,180	90
Industria de Diseno Textil SA	12,092	704

		871

CONSUMER STAPLES 0.0%
Viscofan SA	2,441	170

ENERGY 0.6%
Repsol SA	90,388	2,544

FINANCIALS 1.8%
Banco Bilbao Vizcaya Argentaria SA	56,030	1,210
Banco de Sabadell SA	437,449	1,567
Banco Santander SA	304,934	3,419
Bankinter SA	11,800	187
CaixaBank SA	18,490	222
Mapfre SA	85,335	380
Unicaja Banco SA	167,119	496

		7,481

HEALTH CARE 0.1%
Almirall SA	8,516	121
Grifols SA	16,209	169

		290

INDUSTRIALS 0.3%
ACS Actividades de Construccion y Servicios SA	7,170	874
Aena SME SA	6,179	182
Logista Integral SA	5,613	210
Sacyr SA	39,824	196

		1,462

INFORMATION TECHNOLOGY 0.0%
Indra Sistemas SA	1,036	58

MATERIALS 0.1%
Acerinox SA	17,682	247

UTILITIES 1.2%
Acciona SA (a)	360	95
EDP Renovaveis SA	5,489	88
Enagas SA	14,451	286
Endesa SA	24,572	1,025
Iberdrola SA	114,160	2,613
Naturgy Energy Group SA	7,178	215
Redeia Corp. SA	31,987	542

		4,864

Total Spain		19,611

SWEDEN 2.4%
COMMUNICATION SERVICES 0.4%
Tele2 AB Class B	34,106	706
Telia Co. AB	227,515	1,166

		1,872

CONSUMER DISCRETIONARY 0.1%
Autoliv, Inc.	953	100
Betsson AB Class B	3,900	42
Bilia AB Class A	6,388	84
Clas Ohlson AB Class B	1,021	40
Electrolux AB Class B (a)	10,194	65

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

H & M Hennes & Mauritz AB Class B	4,281	80
Scandic Hotels Group AB	8,849	80
Thule Group AB	1,483	33

		524

CONSUMER STAPLES 0.2%
AAK AB	6,699	173
Axfood AB	3,844	131
Essity AB Class B	16,077	414

		718

FINANCIALS 0.3%
Avanza Bank Holding AB	1,067	41
Skandinaviska Enskilda Banken AB Class A	6,093	113
Svenska Handelsbanken AB Class A	33,414	440
Swedbank AB Class A	15,203	518

		1,112

HEALTH CARE 0.1%
Elekta AB Class B	4,194	25
Getinge AB Class B	5,459	110
Swedish Orphan Biovitrum AB (a)	2,511	105

		240

INDUSTRIALS 0.8%
AddTech AB Class B	5,005	172
Assa Abloy AB Class B	3,518	127
Atlas Copco AB Class A	25,903	457
Epiroc AB Class A	11,464	282
Saab AB Class B	4,342	284
Sandvik AB	22,520	866
Securitas AB Class B	7,674	129
SKF AB Class B	6,717	162
Volvo AB Class B	23,603	776

		3,255

INFORMATION TECHNOLOGY 0.4%
Mycronic AB	3,781	89
Telefonaktiebolaget LM Ericsson Class B	130,278	1,485

		1,574

MATERIALS 0.1%
Boliden AB	2,800	147
Hexpol AB	5,725	43
SSAB AB Class A	48,029	379
SSAB AB Class B	7,337	58

		627

REAL ESTATE 0.0%
Samhallsbyggnadsbolaget i Norden AB	61,353	24

Total Sweden		9,946

SWITZERLAND 7.7%
COMMUNICATION SERVICES 0.2%
Sunrise Communications AG Class A	1,600	95
Swisscom AG	885	743

		838

CONSUMER DISCRETIONARY 0.3%
Cie Financiere Richemont SA Class A	3,234	571
Garmin Ltd.	2,297	533
Garrett Motion, Inc.	2,818	51
Swatch Group AG	497	110

		1,265

CONSUMER STAPLES 1.0%
Barry Callebaut AG	228	401
Chocoladefabriken Lindt & Spruengli AG	20	281
Coca-Cola HBC AG	5,090	287
Emmi AG	65	69

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Nestle SA	30,300	2,972

		4,010

ENERGY 0.0%
Transocean Ltd. (a)	17,810	118

FINANCIALS 1.3%
Banque Cantonale Vaudoise	732	119
Berner Kantonalbank AG	152	76
Cembra Money Bank AG	1,526	189
Helvetia Baloise Holding AG	2,561	663
Luzerner Kantonalbank AG	617	82
Partners Group Holding AG	304	328
St. Galler Kantonalbank AG	174	145
Swiss Life Holding AG	688	749
Swiss Re AG	4,346	730
Valiant Holding AG	297	66
Zurich Insurance Group AG	3,295	2,329

		5,476

HEALTH CARE 2.0%
CRISPR Therapeutics AG (a)	1,282	61
Galderma Group AG	2,705	532
Galenica AG	1,654	188
Novartis AG	25,714	3,947
Roche Holding AG	7,901	3,153
Sandoz Group AG	3,106	243
Sonova Holding AG	889	203
Straumann Holding AG	456	48

		8,375

INDUSTRIALS 1.5%
ABB Ltd.	26,943	2,191
Adecco Group AG	15,379	370
Belimo Holding AG	367	298
Bucher Industries AG	231	102
Daetwyler Holding AG	627	113
DKSH Holding AG	1,527	113
dormakaba Holding AG	2,370	152
Flughafen Zurich AG	530	166
Forbo Holding AG	57	53
Geberit AG	402	271
Georg Fischer AG	2,563	132
Kuehne & Nagel International AG	1,590	364
Schindler Holding AG	1,575	519
SGS SA	2,352	248
Siemens Energy AG	4,048	698
Stadler Rail AG	1,492	38
VAT Group AG	849	530

		6,358

INFORMATION TECHNOLOGY 0.1%
ALSO Holding AG	118	21
Landis & Gyr Group AG	1,704	109
Logitech International SA	1,127	105
STMicroelectronics NV	3,821	131
Temenos AG	1,753	153

		519

MATERIALS 1.0%
EMS-Chemie Holding AG	117	92
Givaudan SA	114	386
Glencore PLC	407,759	3,088
Holcim AG	3,389	280
SIG Group AG	11,881	178

		4,024

REAL ESTATE 0.3%
Allreal Holding AG	892	252
International Workplace Group PLC	36,708	85
PSP Swiss Property AG	1,994	396
Swiss Prime Site AG	3,477	589

		1,322

UTILITIES 0.0%
BKW AG	829	163

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Total Switzerland		32,468

TAIWAN 0.0%
INFORMATION TECHNOLOGY 0.0%
FIT Hon Teng Ltd. (a)	62,000	56

Total Taiwan		56

UNITED KINGDOM 12.0%
COMMUNICATION SERVICES 0.9%
Airtel Africa PLC	24,284	112
Autotrader Group PLC	14,472	91
BT Group PLC	331,044	928
Vodafone Group PLC	1,730,742	2,610
WPP PLC	65,963	206

		3,947

CONSUMER DISCRETIONARY 0.7%
Barratt Redrow PLC	24,527	85
Burberry Group PLC	8,332	122
Compass Group PLC	5,746	160
Dunelm Group PLC	2,698	28
Frasers Group PLC (a)	11,586	99
Games Workshop Group PLC	1,066	252
Greggs PLC	4,481	91
Inchcape PLC	10,688	106
InterContinental Hotels Group PLC	1,937	255
Kingfisher PLC	115,371	439
Mitchells & Butlers PLC (a)	32,209	109
Next PLC	1,362	230
Pearson PLC	12,072	159
Persimmon PLC	26,683	381
Pets at Home Group PLC	17,186	42
Taylor Wimpey PLC	186,940	222
Vistry Group PLC	8,780	39

		2,819

CONSUMER STAPLES 2.4%
Associated British Foods PLC	2,225	56
British American Tobacco PLC	38,261	2,221
Cranswick PLC	2,001	139
Diageo PLC	19,811	368
Imperial Brands PLC	28,894	1,172
J Sainsbury PLC	164,500	738
Marks & Spencer Group PLC	128,840	581
Premier Foods PLC	67,989	166
Reckitt Benckiser Group PLC	16,584	1,115
Tate & Lyle PLC	29,865	143
Tesco PLC	270,522	1,700
Unilever PLC	31,699	1,740

		10,139

ENERGY 1.0%
BP PLC	339,337	2,656
Shell PLC	18,522	858
Subsea 7 SA	14,259	442
TORM PLC Class A	5,504	156

		4,112

FINANCIALS 2.1%
3i Group PLC	6,569	214
Aberdeen Group PLC	72,332	183
Admiral Group PLC	14,690	614
Allfunds Group PLC	4,371	44
Barclays PLC	358,270	1,875
Close Brothers Group PLC (a)	8,711	46
HSBC Holdings PLC	99,637	1,636
IG Group Holdings PLC	22,294	425
Legal & General Group PLC	85,436	281
Lion Finance Group PLC	489	61
Lloyds Banking Group PLC	484,221	600
London Stock Exchange Group PLC	1,978	234
M&G PLC	152,802	555
Man Group PLC	60,001	202
NatWest Group PLC	112,066	830
OSB Group PLC	5,303	37
Schroders PLC	24,358	188

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

St. James's Place PLC	13,177	208
Standard Chartered PLC	21,517	448
Standard Life PLC	7,120	64

		8,745

HEALTH CARE 1.0%
AstraZeneca PLC	2,239	438
Convatec Group PLC	48,599	140
Genus PLC	1,226	39
GSK PLC	95,501	2,631
Haleon PLC	88,382	437
Hikma Pharmaceuticals PLC	7,498	126
Smith & Nephew PLC	18,384	291

		4,102

INDUSTRIALS 1.7%
Babcock International Group PLC	37,426	581
BAE Systems PLC	43,396	1,272
Balfour Beatty PLC	28,127	285
Bunzl PLC	5,741	173
Diploma PLC	3,192	255
Firstgroup PLC	59,710	131
Howden Joinery Group PLC	26,372	279
IMI PLC	10,969	373
International Consolidated Airlines Group SA	81,602	384
Intertek Group PLC	6,386	311
Melrose Industries PLC	22,520	153
Morgan Sindall Group PLC	3,620	198
Pagegroup PLC	13,294	24
QinetiQ Group PLC	21,119	128
RELX PLC	10,666	350
Rentokil Initial PLC	117,978	732
Rolls-Royce Holdings PLC	51,739	786
Rotork PLC	18,352	76
RS Group PLC	11,295	85
Serco Group PLC	20,089	76
Smiths Group PLC	10,064	307
Travis Perkins PLC	11,807	89
Weir Group PLC	8,384	314

		7,362

INFORMATION TECHNOLOGY 0.1%
Computacenter PLC	2,954	118
Halma PLC	4,817	246
Sage Group PLC	20,150	226

		590

MATERIALS 1.2%
Anglo American PLC	17,062	733
Anglogold Ashanti PLC	5,510	536
Croda International PLC	6,708	252
Endeavour Mining PLC	5,700	342
Johnson Matthey PLC	10,850	274
Mondi PLC	24,739	280
Rio Tinto PLC	28,483	2,642

		5,059

UTILITIES 0.9%
Centrica PLC	299,057	847
Drax Group PLC	27,930	330
National Grid PLC	76,768	1,296
Pennon Group PLC	19,249	135
Severn Trent PLC	9,450	388
SSE PLC	12,682	438
United Utilities Group PLC	23,697	413

		3,847

Total United Kingdom		50,722

UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC	11,853	303
Restaurant Brands International, Inc.	3,304	245

		548

INFORMATION TECHNOLOGY 0.0%
Sinch AB (a)	12,062	32

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

MATERIALS 0.1%
SSR Mining, Inc. (a)	10,578	311

Total United States		891

Total Common Stocks (Cost $310,763)		409,012

PREFERRED STOCKS 0.7%
GERMANY 0.7%
INDUSTRIALS 0.7%
Draegerwerk AG & Co. KGaA	953	102
FUCHS SE	5,448	232
Henkel AG & Co. KGaA	4,280	331
KSB SE & Co. KGaA	112	119
Sartorius AG	833	208
Volkswagen AG	18,164	1,858

		2,850

Total Preferred Stocks (Cost $2,882)		2,850

REAL ESTATE INVESTMENT TRUSTS 1.1%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Charter Hall Group	18,388	240
GPT Group	11,003	35
Stockland	67,354	202

		477

Total Australia		477

BELGIUM 0.2%
REAL ESTATE 0.2%
Aedifica SA	1,549	125
Cofinimmo SA	674	64
Montea NV	2,342	178
Retail Estates NV	2,468	190
Warehouses De Pauw CVA	4,535	118

		675

Total Belgium		675

CANADA 0.0%
REAL ESTATE 0.0%
Allied Properties Real Estate Investment Trust (b)	13,655	90
InterRent Real Estate Investment Trust	9,300	89

		179

Total Canada		179

FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre SA	6,744	253
Unibail-Rodamco-Westfield	2,718	300

		553

Total France		553

HONG KONG 0.0%
REAL ESTATE 0.0%
Fortune Real Estate Investment Trust	97,000	58

Total Hong Kong		58

JAPAN 0.5%
REAL ESTATE 0.5%
Activia Properties, Inc.	21	19
Advance Residence Investment Corp.	106	108
AEON REIT Investment Corp.	67	53

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Daiwa House REIT Investment Corp.	104	82
Daiwa Office Investment Corp.	4	8
GLP J-Reit	65	53
Hulic Reit, Inc.	59	60
Industrial & Infrastructure Fund Investment Corp.	59	53
Invincible Investment Corp.	296	112
Japan Hotel REIT Investment Corp.	399	189
Japan Metropolitan Fund Invest	175	123
Japan Prime Realty Investment Corp.	37	23
Japan Real Estate Investment Corp.	331	244
KDX Realty Investment Corp.	68	69
LaSalle Logiport REIT	173	162
Mori Hills REIT Investment Corp.	60	50
Nippon Building Fund, Inc.	56	47
Nippon Prologis REIT, Inc.	138	75
Nomura Real Estate Master Fund, Inc.	67	66
Orix JREIT, Inc.	128	78
Sekisui House Reit, Inc.	167	95
United Urban Investment Corp.	107	115

		1,884

Total Japan		1,884

LUXEMBOURG 0.0%
REAL ESTATE 0.0%
Shurgard Self Storage Ltd.	2,883	83

Total Luxembourg		83

SINGAPORE 0.1%
REAL ESTATE 0.1%
CapitaLand Ascendas REIT	73,707	138
CapitaLand Integrated Commercial Trust	62,180	112
Keppel DC REIT	69,271	118
Keppel REIT	6,220	4
Mapletree Industrial Trust	53,335	81

		453

Total Singapore		453

SPAIN 0.0%
REAL ESTATE 0.0%
Colonial SFL Socimi SA	6,094	36
Merlin Properties Socimi SA	6,309	103

		139

Total Spain		139

UNITED KINGDOM 0.1%
REAL ESTATE 0.1%
Big Yellow Group PLC	5,213	59
Land Securities Group PLC	18,766	138
Primary Health Properties PLC	32,212	39
Tritax Big Box REIT PLC	29,364	55

		291

Total United Kingdom		291

Total Real Estate Investment Trusts (Cost $5,214)		4,792

RIGHTS 0.0%
ITALY 0.0%
COMMUNICATION SERVICES 0.0%
Telecom Italia SpA	2,410,505	0

Total Rights (Cost $0)		0

WARRANTS 0.0%
CANADA 0.0%
INFORMATION TECHNOLOGY 0.0%
Constellation Software, Inc. - Exp. 03/31/2040 «	58	0

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Total Warrants (Cost $0)	0

Total Investments in Securities (Cost $318,859)	416,654

Total Investments 98.9% (Cost $318,859)	$416,654
Other Assets and Liabilities, net 1.1%	4,769

Net Assets 100.0%	$421,423

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Security did not produce income within the last twelve months.
(b)				RESTRICTED SECURITIES:
Issuer Description		Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Agnico Eagle Mines Ltd.		03/21/2025 - 06/20/2025	$444	$854	0.20%
Allied Properties Real Estate Investment Trust		08/28/2020 - 12/19/2025	175	90	0.02
Constellation Software, Inc.		03/01/2019 - 10/20/2025	219	183	0.05
DPM Metals, Inc.		12/19/2025	65	74	0.02
Definity Financial Corp.		06/20/2025 - 01/28/2026	215	196	0.05
Great-West Lifeco, Inc.		06/20/2025 - 10/20/2025	77	98	0.02
OceanaGold Corp.		03/31/2025	62	69	0.02
Stella-Jones, Inc.		06/16/2023 - 10/20/2025	48	60	0.01
Whitecap Resources, Inc.		03/20/2026	88	91	0.02

			$1,393	$1,715	0.41%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$595	$0	$595
Consumer Discretionary	0	1,716	0	1,716
Consumer Staples	0	1,481	0	1,481
Energy	0	1,147	0	1,147
Financials	230	1,995	0	2,225
Health Care	0	919	0	919
Industrials	0	2,058	0	2,058
Materials	0	8,027	0	8,027
Real Estate	0	44	0	44
Utilities	0	837	0	837
Austria
Energy	0	385	0	385
Financials	0	824	0	824
Industrials	0	56	0	56
Information Technology	0	77	0	77
Materials	0	379	0	379
Real Estate	0	111	0	111
Utilities	0	76	0	76
Belgium
Communication Services	80	0	0	80
Consumer Staples	94	317	0	411
Financials	0	365	0	365
Health Care	0	709	0	709
Industrials	0	217	0	217
Information Technology	0	43	0	43
Materials	0	390	0	390
Utilities	0	187	0	187
Canada
Communication Services	1,312	0	0	1,312
Consumer Discretionary	2,622	0	0	2,622
Consumer Staples	3,321	0	0	3,321
Energy	7,823	51	0	7,874
Financials	6,428	0	0	6,428
Health Care	23	0	0	23
Industrials	2,668	0	0	2,668
Information Technology	1,237	0	0	1,237
Materials	9,609	125	0	9,734
Real Estate	242	0	0	242
Utilities	1,974	0	0	1,974
Chile
Materials	0	404	0	404
Denmark
Consumer Discretionary	0	108	0	108
Consumer Staples	569	86	0	655
Financials	36	665	0	701
Health Care	0	780	0	780
Industrials	0	2,357	0	2,357
Materials	0	258	0	258
Finland
Communication Services	0	218	0	218

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Consumer Discretionary	0	90	0	90
Consumer Staples	0	236	0	236
Energy	0	400	0	400
Financials	781	594	0	1,375
Health Care	0	440	0	440
Industrials	0	1,342	0	1,342
Information Technology	0	401	0	401
Materials	0	378	0	378
Real Estate	55	0	0	55
Utilities	0	852	0	852
France
Communication Services	0	3,131	0	3,131
Consumer Discretionary	0	2,182	0	2,182
Consumer Staples	0	2,280	0	2,280
Energy	0	1,498	0	1,498
Financials	0	3,788	0	3,788
Health Care	0	2,427	0	2,427
Industrials	0	7,223	0	7,223
Information Technology	0	142	0	142
Materials	0	473	0	473
Utilities	0	3,321	0	3,321
Germany
Communication Services	0	1,817	0	1,817
Consumer Discretionary	0	4,448	0	4,448
Consumer Staples	0	354	0	354
Financials	0	3,874	0	3,874
Health Care	0	1,771	0	1,771
Industrials	0	4,590	0	4,590
Information Technology	0	847	0	847
Materials	0	3,016	0	3,016
Real Estate	0	49	0	49
Utilities	0	1,306	0	1,306
Hong Kong
Communication Services	0	411	0	411
Consumer Discretionary	0	662	0	662
Consumer Staples	0	380	0	380
Financials	0	1,544	0	1,544
Health Care	0	235	0	235
Industrials	0	1,926	0	1,926
Information Technology	0	492	0	492
Materials	0	128	0	128
Real Estate	192	2,368	0	2,560
Utilities	0	1,009	0	1,009
Ireland
Consumer Staples	220	276	0	496
Energy	0	158	0	158
Financials	0	66	0	66
Industrials	0	184	0	184
Israel
Communication Services	0	109	0	109
Consumer Staples	91	33	0	124
Energy	166	131	0	297
Financials	0	2,133	0	2,133
Health Care	508	0	0	508
Industrials	1,116	645	0	1,761
Information Technology	591	282	0	873
Materials	0	213	0	213
Real Estate	0	566	0	566
Utilities	0	179	0	179
Italy
Communication Services	32	1,969	0	2,001
Consumer Discretionary	0	525	0	525
Consumer Staples	0	95	0	95
Energy	0	3,653	0	3,653
Financials	0	6,189	0	6,189
Health Care	0	175	0	175
Industrials	0	2,538	0	2,538
Materials	0	317	0	317
Utilities	0	2,635	0	2,635
Japan
Communication Services	65	7,836	0	7,901
Consumer Discretionary	0	14,747	0	14,747
Consumer Staples	1,825	6,388	0	8,213
Energy	0	3,513	0	3,513
Financials	0	7,141	0	7,141
Health Care	252	6,076	0	6,328
Industrials	549	28,795	0	29,344
Information Technology	143	12,972	0	13,115
Materials	0	8,868	0	8,868
Real Estate	0	1,436	0	1,436
Utilities	0	4,586	0	4,586
Jersey, Channel Islands
Consumer Discretionary	0	164	0	164
Luxembourg
Communication Services	0	271	0	271
Health Care	0	334	0	334

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Materials	0	2,267	0	2,267
Real Estate	0	193	0	193
Mexico
Materials	0	180	0	180
Netherlands
Communication Services	0	654	0	654
Consumer Discretionary	0	499	0	499
Consumer Staples	2,739	575	0	3,314
Energy	0	610	0	610
Financials	0	3,531	0	3,531
Health Care	608	288	0	896
Industrials	0	1,298	0	1,298
Information Technology	482	4,682	0	5,164
Materials	0	585	0	585
New Zealand
Communication Services	0	58	0	58
Consumer Staples	44	0	0	44
Health Care	0	118	0	118
Industrials	92	53	0	145
Utilities	100	86	0	186
Norway
Communication Services	462	0	0	462
Consumer Staples	79	654	0	733
Energy	58	2,410	0	2,468
Financials	0	1,020	0	1,020
Industrials	426	244	0	670
Information Technology	0	194	0	194
Materials	0	1,179	0	1,179
Portugal
Consumer Staples	0	160	0	160
Energy	0	194	0	194
Financials	0	185	0	185
Utilities	0	771	0	771
Singapore
Communication Services	1,175	95	0	1,270
Consumer Staples	0	481	0	481
Energy	0	178	0	178
Financials	0	1,913	0	1,913
Industrials	47	1,382	0	1,429
Information Technology	128	218	0	346
Real Estate	0	185	0	185
Utilities	0	201	0	201
South Africa
Financials	0	53	0	53
Spain
Communication Services	0	1,624	0	1,624
Consumer Discretionary	0	871	0	871
Consumer Staples	0	170	0	170
Energy	0	2,544	0	2,544
Financials	0	7,481	0	7,481
Health Care	0	290	0	290
Industrials	182	1,280	0	1,462
Information Technology	0	58	0	58
Materials	0	247	0	247
Utilities	1,526	3,338	0	4,864
Sweden
Communication Services	0	1,872	0	1,872
Consumer Discretionary	100	424	0	524
Consumer Staples	131	587	0	718
Financials	0	1,112	0	1,112
Health Care	0	240	0	240
Industrials	0	3,255	0	3,255
Information Technology	0	1,574	0	1,574
Materials	0	627	0	627
Real Estate	0	24	0	24
Switzerland
Communication Services	0	838	0	838
Consumer Discretionary	584	681	0	1,265
Consumer Staples	0	4,010	0	4,010
Energy	118	0	0	118
Financials	76	5,400	0	5,476
Health Care	61	8,314	0	8,375
Industrials	0	6,358	0	6,358
Information Technology	0	519	0	519
Materials	0	4,024	0	4,024
Real Estate	0	1,322	0	1,322
Utilities	0	163	0	163
Taiwan
Information Technology	0	56	0	56
United Kingdom
Communication Services	0	3,947	0	3,947
Consumer Discretionary	243	2,576	0	2,819
Consumer Staples	1,186	8,953	0	10,139
Energy	156	3,956	0	4,112
Financials	46	8,699	0	8,745
Health Care	0	4,102	0	4,102

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Industrials	429	6,933	0	7,362
Information Technology	0	590	0	590
Materials	878	4,181	0	5,059
Utilities	135	3,712	0	3,847
United States
Consumer Discretionary	319	229	0	548
Information Technology	0	32	0	32
Materials	311	0	0	311
Preferred Stocks
Germany
Industrials	0	2,850	0	2,850
Real Estate Investment Trusts
Australia
Real Estate	0	477	0	477
Belgium
Real Estate	0	675	0	675
Canada
Real Estate	179	0	0	179
France
Real Estate	0	553	0	553
Hong Kong
Real Estate	0	58	0	58
Japan
Real Estate	53	1,831	0	1,884
Luxembourg
Real Estate	0	83	0	83
Singapore
Real Estate	0	453	0	453
Spain
Real Estate	0	139	0	139
United Kingdom
Real Estate	39	252	0	291

Total Investments	$58,046	$358,608	$0	$416,654

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 97.8%
BERMUDA 0.0%
FINANCIALS 0.0%
RenaissanceRe Holdings Ltd.	162	$48

Total Bermuda		48

IRELAND 0.6%
CONSUMER DISCRETIONARY 0.0%
Aptiv PLC (a)	994	69

HEALTH CARE 0.2%
Jazz Pharmaceuticals PLC (a)	1,544	292
Medtronic PLC	2,057	178

		470

INDUSTRIALS 0.0%
AerCap Holdings NV	170	23
Allegion PLC	405	59

		82

INFORMATION TECHNOLOGY 0.3%
Accenture PLC Class A	2,372	470
TE Connectivity PLC	490	103

		573

MATERIALS 0.1%
CRH PLC	1,037	109

Total Ireland		1,303

MONACO 0.0%
ENERGY 0.0%
Scorpio Tankers, Inc.	863	64

Total Monaco		64

PUERTO RICO 0.0%
FINANCIALS 0.0%
Popular, Inc.	177	24

Total Puerto Rico		24

SWITZERLAND 0.1%
FINANCIALS 0.1%
Chubb Ltd.	314	102

MATERIALS 0.0%
Amcor PLC	2,161	86

Total Switzerland		188

UNITED KINGDOM 0.6%
COMMUNICATION SERVICES 0.0%
Liberty Global Ltd. Class A (a)	1,877	23

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Liberty Global Ltd. Class C (a)	6,265	73

		96

CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	5,473	96

CONSUMER STAPLES 0.0%
Nomad Foods Ltd.	2,349	23

ENERGY 0.2%
TechnipFMC PLC	6,657	460

FINANCIALS 0.3%
Aon PLC Class A	1,168	377
Janus Henderson Group PLC	2,085	107
Willis Towers Watson PLC	422	123

		607

INDUSTRIALS 0.1%
nVent Electric PLC	890	105
Pentair PLC	421	37

		142

Total United Kingdom		1,424

UNITED STATES 96.5%
COMMUNICATION SERVICES 5.6%
Alphabet, Inc. Class A	4,933	1,419
AT&T, Inc.	98,773	2,863
Charter Communications, Inc. Class A (a)	4,460	963
Comcast Corp. Class A	18,400	528
EchoStar Corp. Class A (a)	1,204	141
Electronic Arts, Inc.	2,051	418
Fox Corp. Class A	5,239	306
John Wiley & Sons, Inc. Class A	967	37
Liberty Broadband Corp. Class C	1,549	78
Liberty Media Corp.-Liberty Formula One Class C (a)	786	67
Lumen Technologies, Inc. (a)	29,616	206
Match Group, Inc.	2,275	70
Meta Platforms, Inc. Class A	801	458
Netflix, Inc. (a)	5,700	548
New York Times Co. Class A	2,326	195
News Corp. Class A	2,899	72
Nexstar Media Group, Inc.	373	68
Omnicom Group, Inc.	1,732	130
Optimum Communications, Inc. Class A (a)	10,314	13
Paramount Skydance Corp. Class B	5,771	52
Roku, Inc. (a)	719	68
Scholastic Corp.	683	27
Sirius XM Holdings, Inc.	3,967	92
T-Mobile U.S., Inc.	1,957	411
Take-Two Interactive Software, Inc.	1,450	286
Telephone & Data Systems, Inc.	2,285	96
TKO Group Holdings, Inc.	414	84
Verizon Communications, Inc.	41,100	2,063
Warner Bros Discovery, Inc. (a)	36,175	993
Yelp, Inc. (a)	2,155	53

		12,805

CONSUMER DISCRETIONARY 10.2%
Abercrombie & Fitch Co. Class A (a)	1,592	145
Academy Sports & Outdoors, Inc.	2,655	150
Acushnet Holdings Corp.	651	61
Adient PLC (a)	2,561	52
Advance Auto Parts, Inc.	1,977	104
American Eagle Outfitters, Inc.	10,997	184
Asbury Automotive Group, Inc. (a)	473	92
AutoNation, Inc. (a)	1,029	201
AutoZone, Inc. (a)	222	750
Bath & Body Works, Inc.	2,526	47
Beazer Homes USA, Inc. (a)	1,162	22
Best Buy Co., Inc.	7,902	507
Booking Holdings, Inc.	152	640
BorgWarner, Inc.	4,651	252
Boyd Gaming Corp.	1,142	94
Brunswick Corp.	1,992	145
Buckle, Inc.	1,322	67
Carnival Corp.	8,554	221
Carter's, Inc.	2,110	75

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Covista, Inc. (a)	953	110
Cracker Barrel Old Country Store, Inc.	882	25
Crocs, Inc. (a)	496	41
Dana, Inc.	3,994	134
Darden Restaurants, Inc.	918	180
Dauch Corp. (a)	7,918	47
Deckers Outdoor Corp. (a)	1,735	174
Dick's Sporting Goods, Inc.	793	157
Domino's Pizza, Inc.	604	217
Dorman Products, Inc.	491	51
DR Horton, Inc.	348	48
eBay, Inc.	9,523	867
Etsy, Inc. (a)	1,425	71
Expedia Group, Inc.	765	177
Five Below, Inc. (a)	225	51
Ford Motor Co.	107,160	1,237
G-III Apparel Group Ltd.	942	26
Gap, Inc.	3,620	88
General Motors Co.	18,920	1,410
Gentex Corp.	6,124	134
Genuine Parts Co.	603	64
Gold.com, Inc.	1,700	68
Goodyear Tire & Rubber Co. (a)	10,574	70
Graham Holdings Co. Class B	81	86
Grand Canyon Education, Inc. (a)	516	88
H&R Block, Inc.	2,006	64
Harley-Davidson, Inc.	2,032	41
Hasbro, Inc.	3,456	323
Hilton Worldwide Holdings, Inc.	344	105
Home Depot, Inc.	3,615	1,189
Hyatt Hotels Corp. Class A	285	41
Installed Building Products, Inc.	89	24
Kohl's Corp.	7,215	93
Kontoor Brands, Inc.	928	65
La-Z-Boy, Inc.	1,177	38
Las Vegas Sands Corp.	476	26
Laureate Education, Inc.	2,085	73
LCI Industries	187	23
Lear Corp.	1,148	139
Leggett & Platt, Inc.	4,892	48
Lennar Corp. Class A	912	79
Lithia Motors, Inc.	155	39
Lowe's Cos., Inc.	4,329	1,023
M/I Homes, Inc. (a)	504	62
Macy's, Inc.	8,868	160
MarineMax, Inc. (a)	908	25
Marriott International, Inc. Class A	674	220
McDonald's Corp.	4,549	1,414
Meritage Homes Corp.	1,650	102
MGM Resorts International (a)	913	34
Mohawk Industries, Inc. (a)	266	26
Murphy USA, Inc.	630	311
Newell Brands, Inc.	1,813	6
NIKE, Inc. Class B	4,398	232
NVR, Inc. (a)	17	112
O'Reilly Automotive, Inc. (a)	4,811	444
Ollie's Bargain Outlet Holdings, Inc. (a)	722	66
Penske Automotive Group, Inc.	446	67
Phinia, Inc.	1,002	69
Pool Corp.	624	126
PulteGroup, Inc.	1,719	202
PVH Corp.	1,386	97
Ralph Lauren Corp.	545	187
Red Rock Resorts, Inc. Class A	805	43
RH (a)	127	18
Rivian Automotive, Inc. Class A (a)	1,883	28
Ross Stores, Inc.	404	87
Sally Beauty Holdings, Inc. (a)	4,061	56
Service Corp. International	1,953	161
Signet Jewelers Ltd.	1,697	144
Somnigroup International, Inc.	3,117	230
Sonic Automotive, Inc. Class A	742	51
Starbucks Corp.	3,674	329
Steven Madden Ltd.	2,181	74
Strategic Education, Inc.	395	33
Tapestry, Inc.	2,503	353
Taylor Morrison Home Corp. (a)	845	49
Tesla, Inc. (a)	3,633	1,351
Texas Roadhouse, Inc.	289	48
Thor Industries, Inc.	725	58
TJX Cos., Inc.	5,134	820
Toll Brothers, Inc.	741	101
TopBuild Corp. (a)	193	68
Tractor Supply Co.	3,632	164
Tri Pointe Homes, Inc. (a)	2,376	111
Ulta Beauty, Inc.	585	306

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Upbound Group, Inc.	931	17
Urban Outfitters, Inc. (a)	2,369	150
Vail Resorts, Inc.	1,178	151
Valvoline, Inc. (a)	4,334	146
VF Corp.	9,844	167
Victoria's Secret & Co. (a)	4,287	199
Visteon Corp.	658	60
Wayfair, Inc. Class A (a)	702	53
Wendy's Co.	7,100	49
Whirlpool Corp.	1,796	97
Williams-Sonoma, Inc.	2,091	381
Winnebago Industries, Inc.	1,198	37
Wyndham Hotels & Resorts, Inc.	692	56
Wynn Resorts Ltd.	531	54
Yum! Brands, Inc.	1,638	255

		23,380

CONSUMER STAPLES 10.7%
Albertsons Cos., Inc. Class A	9,919	169
Altria Group, Inc.	23,788	1,570
Andersons, Inc.	787	57
Archer-Daniels-Midland Co.	7,890	574
BJ's Wholesale Club Holdings, Inc. (a)	1,082	107
Boston Beer Co., Inc. Class A (a)	210	48
Brown-Forman Corp. Class B	4,798	127
Bunge Global SA	3,628	461
Cal-Maine Foods, Inc.	2,316	183
Campbell's Co.	1,408	31
Casey's General Stores, Inc.	110	80
Central Garden & Pet Co. Class A (a)	1,022	33
Church & Dwight Co., Inc.	1,796	168
Clorox Co.	2,349	243
Coca-Cola Co.	18,257	1,388
Coca-Cola Consolidated, Inc.	764	146
Colgate-Palmolive Co.	5,250	447
Conagra Brands, Inc.	4,692	74
Constellation Brands, Inc. Class A	618	93
Costco Wholesale Corp.	676	674
Darling Ingredients, Inc. (a)	687	43
Dollar General Corp.	3,158	375
Dollar Tree, Inc. (a)	1,991	218
Edgewell Personal Care Co.	1,730	37
Energizer Holdings, Inc.	2,219	36
Estee Lauder Cos., Inc. Class A	277	20
Flowers Foods, Inc.	4,710	38
General Mills, Inc.	4,536	169
Hershey Co.	1,143	238
Hormel Foods Corp.	1,991	45
Ingles Markets, Inc. Class A	272	24
Ingredion, Inc.	918	103
J.M. Smucker Co.	1,141	110
Kenvue, Inc.	2,834	49
Keurig Dr. Pepper, Inc.	5,464	144
Kimberly-Clark Corp.	2,943	284
Kraft Heinz Co.	16,201	364
Kroger Co.	14,563	1,054
Lamb Weston Holdings, Inc.	1,697	72
Marzetti Co.	326	45
McCormick & Co., Inc.	417	21
Molson Coors Beverage Co. Class B	4,054	175
Mondelez International, Inc. Class A	7,217	416
Monster Beverage Corp. (a)	4,360	316
PepsiCo, Inc.	10,877	1,689
Performance Food Group Co. (a)	333	29
Philip Morris International, Inc.	10,358	1,713
Post Holdings, Inc. (a)	823	81
PriceSmart, Inc.	498	75
Procter & Gamble Co.	11,397	1,646
Seaboard Corp.	16	90
Spectrum Brands Holdings, Inc.	1,003	74
Sprouts Farmers Market, Inc. (a)	5,872	453
Sysco Corp.	2,582	184
Target Corp.	11,242	1,363
Tyson Foods, Inc. Class A	6,038	387
U.S. Foods Holding Corp. (a)	2,729	252
United Natural Foods, Inc. (a)	1,874	84
Walmart, Inc.	42,118	5,234

		24,423

ENERGY 7.3%
Antero Midstream Corp.	1,524	35
APA Corp.	2,907	123
Archrock, Inc.	2,588	90
Baker Hughes Co.	8,785	536

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Cheniere Energy, Inc.	916	260
Chevron Corp.	17,151	3,549
CNX Resources Corp. (a)	4,071	157
ConocoPhillips	3,591	474
Core Natural Resources, Inc.	551	58
CVR Energy, Inc.	2,455	83
Delek U.S. Holdings, Inc.	3,218	145
Devon Energy Corp.	888	45
DT Midstream, Inc.	1,047	141
Expand Energy Corp.	815	89
Exxon Mobil Corp.	28,419	4,822
Halliburton Co.	1,115	43
Helmerich & Payne, Inc.	2,887	104
HF Sinclair Corp.	3,772	235
International Seaways, Inc.	1,024	75
Kinder Morgan, Inc.	6,404	215
Marathon Petroleum Corp.	4,608	1,125
Murphy Oil Corp.	5,057	209
Nabors Industries Ltd. (a)	526	45
NOV, Inc.	2,761	52
Ovintiv, Inc.	4,096	243
Par Pacific Holdings, Inc. (a)	1,012	63
Patterson-UTI Energy, Inc.	7,567	82
PBF Energy, Inc. Class A	4,181	199
Peabody Energy Corp.	6,578	217
Permian Resources Corp. Class A	8,201	175
Phillips 66	5,165	941
SLB Ltd.	2,694	138
SM Energy Co.	1,445	45
Targa Resources Corp.	330	83
Valero Energy Corp.	6,616	1,635
Weatherford International PLC	316	30
Williams Cos., Inc.	1,614	117
World Kinect Corp.	1,733	40

		16,718

FINANCIALS 12.2%
Acadian Asset Management, Inc.	500	27
Affiliated Managers Group, Inc.	699	193
Aflac, Inc.	2,654	291
Allstate Corp.	2,348	487
Ally Financial, Inc.	5,094	200
American Express Co.	699	211
American International Group, Inc.	8,967	675
Ameriprise Financial, Inc.	478	212
ARES Management Corp. Class A	640	70
Arthur J Gallagher & Co.	429	93
Artisan Partners Asset Management, Inc. Class A	1,208	44
Assurant, Inc.	561	122
Bank of New York Mellon Corp.	7,257	861
BankUnited, Inc.	2,068	93
Berkshire Hathaway, Inc. Class B (a)	4,158	1,993
Blackstone, Inc.	1,759	202
Bread Financial Holdings, Inc.	1,604	120
Brighthouse Financial, Inc. (a)	1,777	106
Brown & Brown, Inc.	1,634	107
Capital One Financial Corp.	6,072	1,108
Carlyle Group, Inc.	627	30
Cboe Global Markets, Inc.	662	186
Charles Schwab Corp.	4,269	401
Citigroup, Inc.	29,926	3,394
Citizens Financial Group, Inc.	2,546	153
CME Group, Inc.	1,485	439
CNO Financial Group, Inc.	1,467	60
Corebridge Financial, Inc.	3,769	90
Corpay, Inc. (a)	200	58
DigitalBridge Group, Inc.	7,593	117
East West Bancorp, Inc.	635	68
Employers Holdings, Inc.	583	24
Encore Capital Group, Inc. (a)	672	47
Equitable Holdings, Inc.	3,666	136
Erie Indemnity Co. Class A	193	48
Evercore, Inc. Class A	853	255
FactSet Research Systems, Inc.	246	53
Federated Hermes, Inc.	1,468	83
Fifth Third Bancorp	1,411	66
First American Financial Corp.	689	42
First Horizon Corp.	2,942	67
FirstCash Holdings, Inc.	463	87
Flagstar Bank NA	9,790	129
FNB Corp.	2,306	39
Franklin Resources, Inc.	5,295	125
Genworth Financial, Inc. (a)	9,540	77
Globe Life, Inc.	289	40
Goldman Sachs Group, Inc.	1,522	1,288

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Hanover Insurance Group, Inc.	594	103
Hartford Insurance Group, Inc.	470	64
Hilltop Holdings, Inc.	910	33
Hope Bancorp, Inc.	2,131	24
Houlihan Lokey, Inc.	840	121
Interactive Brokers Group, Inc. Class A	3,451	231
Intercontinental Exchange, Inc.	1,610	253
Invesco Ltd.	6,818	166
Jack Henry & Associates, Inc.	1,411	223
Jackson Financial, Inc. Class A	1,072	113
Jefferies Financial Group, Inc.	1,534	63
JPMorgan Chase & Co.	3,603	1,060
KeyCorp	2,305	46
Lincoln National Corp.	3,344	119
Loews Corp.	1,262	135
LPL Financial Holdings, Inc.	584	176
MarketAxess Holdings, Inc.	389	64
Marsh & McLennan Cos., Inc.	2,007	348
Mastercard, Inc. Class A	1,183	591
Mercury General Corp.	433	38
MetLife, Inc.	4,213	298
MGIC Investment Corp.	1,762	46
Moelis & Co. Class A	1,009	57
Moody's Corp.	133	58
Morgan Stanley	1,727	284
MSCI, Inc.	241	130
Nasdaq, Inc.	417	35
NCR Atleos Corp. (a)	681	30
Nelnet, Inc. Class A	202	26
Northern Trust Corp.	336	47
OneMain Holdings, Inc.	2,246	120
PennyMac Financial Services, Inc.	607	53
PROG Holdings, Inc.	943	27
Progressive Corp.	1,890	375
Prudential Financial, Inc.	3,980	389
Regions Financial Corp.	1,990	52
RLI Corp.	466	27
Robinhood Markets, Inc. Class A (a)	4,422	306
S&P Global, Inc.	303	129
SEI Investments Co.	1,292	101
Selective Insurance Group, Inc.	351	26
SLM Corp.	5,686	122
SoFi Technologies, Inc. (a)	7,358	117
State Street Corp.	559	71
Stewart Information Services Corp.	727	45
Stifel Financial Corp.	642	47
Synchrony Financial	11,722	797
T. Rowe Price Group, Inc.	3,400	306
Tradeweb Markets, Inc. Class A	492	58
Travelers Cos., Inc.	2,204	643
U.S. Bancorp	2,001	104
Unum Group	1,976	144
Valley National Bancorp	2,744	34
Virtu Financial, Inc. Class A	2,227	98
Visa, Inc. Class A	2,867	867
W.R. Berkley Corp.	416	28
Webster Financial Corp.	1,192	83
Wells Fargo & Co.	34,117	2,716
Western Union Co.	17,287	151
White Mountains Insurance Group Ltd.	58	127
Wintrust Financial Corp.	191	27
Zions Bancorp NA	1,337	77

		28,066

HEALTH CARE 14.3%
AbbVie, Inc.	12,166	2,646
Align Technology, Inc. (a)	128	22
Alnylam Pharmaceuticals, Inc. (a)	922	305
Amgen, Inc.	5,333	1,876
Baxter International, Inc.	3,528	59
Becton Dickinson & Co.	1,404	221
Biogen, Inc. (a)	312	57
BioMarin Pharmaceutical, Inc. (a)	651	37
Boston Scientific Corp. (a)	875	55
Bristol-Myers Squibb Co.	21,847	1,325
Cardinal Health, Inc.	4,078	862
Cencora, Inc.	1,193	375
Centene Corp. (a)	2,499	82
Chemed Corp.	286	108
Cigna Group	3,561	950
Cooper Cos., Inc. (a)	2,134	153
CVS Health Corp.	18,748	1,346
DaVita, Inc. (a)	1,686	259
Dentsply Sirona, Inc.	7,272	84
Edwards Lifesciences Corp. (a)	843	68

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Elanco Animal Health, Inc. (a)	2,822	68
Elevance Health, Inc.	390	114
Eli Lilly & Co.	2,807	2,582
Encompass Health Corp.	2,468	239
Ensign Group, Inc.	511	103
Exelixis, Inc. (a)	5,396	231
GE HealthCare Technologies, Inc.	1,503	107
Gilead Sciences, Inc.	15,968	2,225
Globus Medical, Inc. Class A (a)	827	71
Haemonetics Corp. (a)	395	22
Halozyme Therapeutics, Inc. (a)	1,379	89
HCA Healthcare, Inc.	1,309	619
Henry Schein, Inc. (a)	1,522	112
Hologic, Inc. (a)	1,375	104
ICU Medical, Inc. (a)	247	32
IDEXX Laboratories, Inc. (a)	704	396
Illumina, Inc. (a)	185	23
Incyte Corp. (a)	1,655	156
Innoviva, Inc. (a)	1,197	28
Ionis Pharmaceuticals, Inc. (a)	1,501	113
Johnson & Johnson	19,953	4,877
Labcorp Holdings, Inc.	496	132
Masimo Corp.	446	79
McKesson Corp.	898	777
Merck & Co., Inc.	22,339	2,687
Mettler-Toledo International, Inc. (a)	141	178
Moderna, Inc. (a)	2,461	125
National HealthCare Corp.	162	26
Neurocrine Biosciences, Inc. (a)	625	82
Novavax, Inc. (a)	5,963	49
Organon & Co.	10,682	64
Pfizer, Inc.	79,841	2,242
Quest Diagnostics, Inc.	858	168
Regeneron Pharmaceuticals, Inc.	935	722
ResMed, Inc.	696	156
Revolution Medicines, Inc. (a)	979	95
Roivant Sciences Ltd. (a)	2,641	73
Royalty Pharma PLC Class A	7,640	367
Select Medical Holdings Corp.	3,003	49
STERIS PLC	93	21
Teleflex, Inc.	395	47
Tenet Healthcare Corp.	173	33
United Therapeutics Corp. (a)	903	535
Universal Health Services, Inc. Class B	763	137
Vertex Pharmaceuticals, Inc. (a)	461	206
Viatris, Inc.	20,497	277
West Pharmaceutical Services, Inc.	568	142
Zimmer Biomet Holdings, Inc.	256	23
Zoetis, Inc.	894	106

		32,799

INDUSTRIALS 13.2%
3M Co.	7,224	1,049
A.O. Smith Corp.	2,635	174
AAR Corp. (a)	680	74
ABM Industries, Inc.	1,533	59
Acuity, Inc.	323	91
Advanced Drainage Systems, Inc.	945	130
AECOM	1,003	85
AGCO Corp.	938	109
Air Lease Corp.	726	47
Allison Transmission Holdings, Inc.	1,734	203
API Group Corp. (a)	2,201	89
ArcBest Corp.	278	27
Arcosa, Inc.	376	40
Armstrong World Industries, Inc.	673	111
ATI, Inc. (a)	743	108
Atkore, Inc.	805	47
Automatic Data Processing, Inc.	1,140	232
Avis Budget Group, Inc.	679	99
Boeing Co. (a)	1,107	220
Boise Cascade Co.	879	67
Booz Allen Hamilton Holding Corp.	2,797	218
Brady Corp. Class A	471	38
Brink's Co.	221	23
Broadridge Financial Solutions, Inc.	1,334	217
Builders FirstSource, Inc. (a)	1,180	97
BWX Technologies, Inc.	2,259	462
CACI International, Inc. Class A (a)	634	345
Carlisle Cos., Inc.	136	45
Carpenter Technology Corp.	1,667	657
Caterpillar, Inc.	2,247	1,592
CH Robinson Worldwide, Inc.	3,032	504
Cintas Corp.	970	164
Clean Harbors, Inc. (a)	213	61

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Comfort Systems USA, Inc.	193	266
Copart, Inc. (a)	5,077	169
Core & Main, Inc. Class A (a)	1,374	68
CoreCivic, Inc. (a)	2,495	47
Crane Co.	452	77
CSG Systems International, Inc.	1,013	81
CSX Corp.	13,055	536
Cummins, Inc.	416	224
Curtiss-Wright Corp.	504	343
Deere & Co.	363	204
Delta Air Lines, Inc.	359	24
DNOW, Inc. (a)	4,427	53
Donaldson Co., Inc.	1,306	111
Dycom Industries, Inc. (a)	297	101
EMCOR Group, Inc.	112	83
EnerSys	168	29
Equifax, Inc.	322	58
Everus Construction Group, Inc. (a)	861	102
Expeditors International of Washington, Inc.	2,582	370
Fastenal Co.	5,598	260
Federal Signal Corp.	201	22
FedEx Corp.	260	93
Ferguson Enterprises, Inc.	1,249	291
Flowserve Corp.	647	48
Franklin Electric Co., Inc.	351	32
FTAI Aviation Ltd.	577	141
FTI Consulting, Inc. (a)	497	88
Gates Industrial Corp. PLC (a)	1,743	39
GATX Corp.	301	51
GE Vernova, Inc.	378	330
Generac Holdings, Inc.	1,119	219
General Dynamics Corp.	1,515	520
General Electric Co.	6,363	1,806
Genpact Ltd.	3,623	135
GEO Group, Inc. (a)	3,882	65
Graco, Inc.	1,218	103
Granite Construction, Inc.	1,317	158
Greenbrier Cos., Inc.	1,006	53
Griffon Corp.	628	46
GXO Logistics, Inc. (a)	539	28
Healthcare Services Group, Inc. (a)	1,635	30
HEICO Corp.	530	145
Hertz Global Holdings, Inc. (a)	10,042	46
Hexcel Corp.	1,428	116
HNI Corp.	922	31
Howmet Aerospace, Inc.	3,974	916
Hub Group, Inc. Class A	1,174	42
Hubbell, Inc.	380	186
Huntington Ingalls Industries, Inc.	264	100
IDEX Corp.	1,330	252
Illinois Tool Works, Inc.	1,242	323
ITT, Inc.	1,041	198
Jacobs Solutions, Inc.	178	23
JB Hunt Transport Services, Inc.	409	87
JBT Marel Corp.	214	27
JetBlue Airways Corp. (a)	9,148	40
Johnson Controls International PLC	929	122
KBR, Inc.	1,122	41
Kennametal, Inc.	2,081	75
Knight-Swift Transportation Holdings, Inc.	925	53
L3Harris Technologies, Inc.	1,663	574
Landstar System, Inc.	1,073	172
Leidos Holdings, Inc.	911	142
Lennox International, Inc.	227	105
Lincoln Electric Holdings, Inc.	702	175
Lockheed Martin Corp.	3,373	2,039
ManpowerGroup, Inc.	1,734	51
Masco Corp.	1,575	95
MasTec, Inc. (a)	304	98
Masterbrand, Inc. (a)	5,086	42
Matson, Inc.	632	104
Maximus, Inc.	1,207	77
Mercury Systems, Inc. (a)	633	46
MillerKnoll, Inc.	1,272	18
Modine Manufacturing Co. (a)	273	59
Moog, Inc. Class A	392	115
MSA Safety, Inc.	438	72
MSC Industrial Direct Co., Inc. Class A	1,553	143
Mueller Industries, Inc.	1,573	174
NEXTracker, Inc. Class A (a)	771	93
Nordson Corp.	162	43
Norfolk Southern Corp.	281	81
Northrop Grumman Corp.	1,082	738
Old Dominion Freight Line, Inc.	480	94
OPENLANE, Inc. (a)	1,693	49
Oshkosh Corp.	801	118

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Otis Worldwide Corp.	2,195	169
Owens Corning	335	36
PACCAR, Inc.	671	77
Parker-Hannifin Corp.	222	199
Parsons Corp. (a)	421	23
Paychex, Inc.	967	89
Primoris Services Corp.	1,588	227
Quanta Services, Inc.	254	139
RBC Bearings, Inc.	177	96
Regal Rexnord Corp.	325	61
Republic Services, Inc.	637	140
Resideo Technologies, Inc. (a)	3,211	108
Robert Half, Inc.	848	22
Rockwell Automation, Inc.	228	82
Rollins, Inc.	4,351	232
RTX Corp.	1,873	361
Rush Enterprises, Inc. Class A	1,144	76
Ryder System, Inc.	168	34
Schneider National, Inc. Class B	1,930	51
Science Applications International Corp.	1,202	114
Simpson Manufacturing Co., Inc.	133	23
SiteOne Landscape Supply, Inc. (a)	224	30
SkyWest, Inc. (a)	791	73
SPX Technologies, Inc. (a)	113	23
Terex Corp.	3,521	208
Tetra Tech, Inc.	1,473	44
Textron, Inc.	258	23
Timken Co.	1,645	165
Toro Co.	1,755	164
Trinity Industries, Inc.	1,940	62
UFP Industries, Inc.	754	69
UL Solutions, Inc. Class A	640	55
UniFirst Corp.	302	76
Union Pacific Corp.	3,306	802
United Airlines Holdings, Inc.	546	50
United Parcel Service, Inc. Class B	6,165	607
United Rentals, Inc.	82	60
Valmont Industries, Inc.	93	37
Veralto Corp.	1,987	176
Verisk Analytics, Inc.	1,537	292
Vertiv Holdings Co. Class A	2,102	527
Waste Management, Inc.	1,031	237
Watsco, Inc.	557	203
Watts Water Technologies, Inc. Class A	156	45
Werner Enterprises, Inc.	2,826	83
WESCO International, Inc.	94	26
Woodward, Inc.	271	97
WW Grainger, Inc.	185	202
XPO, Inc. (a)	597	116
Zurn Elkay Water Solutions Corp.	1,061	48

		30,287

INFORMATION TECHNOLOGY 17.6%
Adobe, Inc. (a)	220	53
Advanced Energy Industries, Inc.	157	51
Advanced Micro Devices, Inc.	2,226	453
Akamai Technologies, Inc. (a)	750	86
Amdocs Ltd.	1,106	72
Amkor Technology, Inc.	3,433	155
Amphenol Corp. Class A	1,746	221
Analog Devices, Inc.	648	206
Apple, Inc.	10,860	2,756
Applied Materials, Inc.	5,067	1,732
AppLovin Corp. Class A (a)	163	65
Arista Networks, Inc. (a)	1,480	182
Arrow Electronics, Inc. (a)	1,314	188
Avnet, Inc.	2,441	150
Belden, Inc.	425	49
Benchmark Electronics, Inc.	542	30
Broadcom, Inc.	12,154	3,762
Cadence Design Systems, Inc. (a)	382	106
CDW Corp.	281	34
Ciena Corp. (a)	777	302
Cirrus Logic, Inc. (a)	678	98
Cisco Systems, Inc.	30,597	2,374
Cloudflare, Inc. Class A (a)	1,627	336
Cognex Corp.	1,282	63
Coherent Corp. (a)	1,038	247
Corning, Inc.	15,869	2,158
Crowdstrike Holdings, Inc. Class A (a)	1,352	528
Dell Technologies, Inc. Class C	1,108	182
Dolby Laboratories, Inc. Class A	877	53
Dropbox, Inc. Class A (a)	4,288	97
DXC Technology Co. (a)	3,497	44
Entegris, Inc.	812	95

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

F5, Inc. (a)	820	237
Fair Isaac Corp. (a)	87	93
First Solar, Inc. (a)	554	109
Flex Ltd. (a)	584	38
FormFactor, Inc. (a)	376	36
Fortinet, Inc. (a)	642	52
Gartner, Inc.	242	38
Gen Digital, Inc.	5,064	95
Hewlett Packard Enterprise Co.	23,671	564
HP, Inc.	31,795	611
Insight Enterprises, Inc. (a)	687	46
Intel Corp. (a)	65,853	2,906
InterDigital, Inc.	401	121
International Business Machines Corp.	10,021	2,429
IPG Photonics Corp.	195	22
Jabil, Inc.	1,304	346
Keysight Technologies, Inc. (a)	302	85
KLA Corp.	624	919
Knowles Corp. (a)	1,346	35
Kyndryl Holdings, Inc. (a)	5,609	74
Lam Research Corp.	8,433	1,802
Lattice Semiconductor Corp. (a)	1,218	113
Littelfuse, Inc.	171	58
Lumentum Holdings, Inc. (a)	391	275
MACOM Technology Solutions Holdings, Inc. (a)	338	75
Microchip Technology, Inc.	769	50
Micron Technology, Inc.	1,539	520
MKS, Inc.	322	74
MongoDB, Inc. (a)	432	106
Monolithic Power Systems, Inc.	285	312
Motorola Solutions, Inc.	426	185
NetApp, Inc.	1,107	113
NetScout Systems, Inc. (a)	1,828	58
NVIDIA Corp.	8,289	1,446
ON Semiconductor Corp. (a)	616	38
Onto Innovation, Inc. (a)	247	51
Oracle Corp.	10,981	1,615
OSI Systems, Inc. (a)	389	103
Palantir Technologies, Inc. Class A (a)	7,055	1,032
Plexus Corp. (a)	587	119
Pure Storage, Inc. Class A (a)	1,736	103
Qorvo, Inc. (a)	753	58
QUALCOMM, Inc.	5,548	714
Rambus, Inc. (a)	645	55
Roper Technologies, Inc.	242	86
Sandisk Corp. (a)	192	122
Sanmina Corp. (a)	1,458	189
Seagate Technology Holdings PLC	1,801	706
Semtech Corp. (a)	469	36
Silicon Laboratories, Inc. (a)	817	170
Snowflake, Inc. (a)	1,741	263
Synaptics, Inc. (a)	361	25
TD SYNNEX Corp.	446	75
Teledyne Technologies, Inc. (a)	87	53
Teradata Corp. (a)	2,969	76
Teradyne, Inc.	1,320	391
Texas Instruments, Inc.	4,146	805
TTM Technologies, Inc. (a)	2,955	288
Tyler Technologies, Inc.	141	48
VeriSign, Inc.	798	198
Viasat, Inc. (a)	2,729	125
Viavi Solutions, Inc. (a)	1,403	47
Vishay Intertechnology, Inc.	5,538	100
Vistance Networks, Inc. (a)	6,004	109
Vontier Corp.	2,317	82
Western Digital Corp.	5,522	1,494
Zoom Communications, Inc. (a)	449	36

		40,383

MATERIALS 3.5%
Albemarle Corp.	185	33
Alcoa Corp.	3,377	224
Alpha Metallurgical Resources, Inc. (a)	432	89
AptarGroup, Inc.	904	114
Avery Dennison Corp.	829	143
Balchem Corp.	153	26
Ball Corp.	2,216	131
Cabot Corp.	1,124	85
Celanese Corp.	1,349	89
CF Industries Holdings, Inc.	580	75
Chemours Co.	6,720	148
Cleveland-Cliffs, Inc. (a)	10,109	85
Commercial Metals Co.	3,006	185
Corteva, Inc.	2,891	242
Crown Holdings, Inc.	2,864	287

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Dow, Inc.	3,225	134
DuPont de Nemours, Inc.	11,832	542
Eagle Materials, Inc.	461	87
Eastman Chemical Co.	1,177	90
Freeport-McMoRan, Inc.	2,261	133
Graphic Packaging Holding Co.	9,291	92
Greif, Inc. Class A	423	28
Hecla Mining Co.	3,826	71
Huntsman Corp.	645	9
International Paper Co.	5,068	181
Kaiser Aluminum Corp.	215	26
Louisiana-Pacific Corp.	1,128	82
LyondellBasell Industries NV Class A	8,200	661
Martin Marietta Materials, Inc.	93	55
Mosaic Co.	8,126	207
NewMarket Corp.	243	156
Newmont Corp.	5,326	577
Nucor Corp.	3,826	647
O-I Glass, Inc. (a)	4,818	51
Olin Corp.	1,167	35
Packaging Corp. of America	579	123
PPG Industries, Inc.	1,610	172
Reliance, Inc.	607	184
Royal Gold, Inc.	952	242
RPM International, Inc.	2,379	236
Sealed Air Corp.	6,365	268
Sensient Technologies Corp.	839	72
Sherwin-Williams Co.	418	134
Silgan Holdings, Inc.	2,061	80
Sonoco Products Co.	2,162	117
Southern Copper Corp.	416	72
Steel Dynamics, Inc.	700	126
Stepan Co.	511	26
Sylvamo Corp.	960	41
Tronox Holdings PLC	5,070	49
Vulcan Materials Co.	286	78
Warrior Met Coal, Inc.	2,024	188

		8,028

REAL ESTATE 0.1%
Jones Lang LaSalle, Inc. (a)	436	133

UTILITIES 1.8%
AES Corp.	1,693	24
Alliant Energy Corp.	218	16
American Electric Power Co., Inc.	742	97
Atmos Energy Corp.	362	67
Avista Corp.	1,297	52
California Water Service Group	548	25
CenterPoint Energy, Inc.	938	41
Clearway Energy, Inc. Class C	2,213	87
Consolidated Edison, Inc.	688	78
Constellation Energy Corp.	467	130
Dominion Energy, Inc.	1,125	70
Edison International	497	36
Entergy Corp.	778	87
Essential Utilities, Inc.	941	38
Evergy, Inc.	788	65
Eversource Energy	928	64
Exelon Corp.	8,307	407
FirstEnergy Corp.	538	27
Hawaiian Electric Industries, Inc. (a)	7,296	108
IDACORP, Inc.	692	99
MDU Resources Group, Inc.	5,252	109
National Fuel Gas Co.	1,472	138
New Jersey Resources Corp.	1,006	55
NiSource, Inc.	743	35
Northwest Natural Holding Co.	508	27
Northwestern Energy Group, Inc.	990	65
NRG Energy, Inc.	2,157	315
ONE Gas, Inc.	631	54
Ormat Technologies, Inc.	916	103
Otter Tail Corp.	283	25
Portland General Electric Co.	1,723	91
Sempra	761	74
Southwest Gas Holdings, Inc.	1,041	90
Spire, Inc.	454	41
Talen Energy Corp. (a)	434	139
TXNM Energy, Inc.	1,776	104
UGI Corp.	2,412	88
Vistra Corp.	5,280	794

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

Xcel Energy, Inc.	1,017	81

		4,046

Total United States		221,068

Total Common Stocks (Cost $192,549)		224,119

REAL ESTATE INVESTMENT TRUSTS 1.7%
UNITED STATES 1.7%
REAL ESTATE 1.7%
AGNC Investment Corp.	20,897	210
Agree Realty Corp.	768	58
American Healthcare REIT, Inc.	1,162	55
American Homes 4 Rent	3,477	97
American Tower Corp.	548	95
Americold Realty Trust, Inc.	4,012	46
Annaly Capital Management, Inc.	1,862	39
Apollo Commercial Real Estate Finance, Inc.	2,555	27
Apple Hospitality REIT, Inc.	5,911	68
Brandywine Realty Trust	7,985	22
Camden Property Trust	1,263	123
CareTrust REIT, Inc.	1,435	53
Chimera Investment Corp.	1,724	22
COPT Defense Properties	955	29
CubeSmart	1,876	69
DiamondRock Hospitality Co.	4,833	45
Equity LifeStyle Properties, Inc.	1,202	75
First Industrial Realty Trust, Inc.	693	40
Gaming & Leisure Properties, Inc.	4,868	216
Healthcare Realty Trust, Inc.	7,501	127
Host Hotels & Resorts, Inc.	2,820	54
InvenTrust Properties Corp.	830	25
Iron Mountain, Inc.	986	101
Lamar Advertising Co.	668	85
LXP Industrial Trust	1,027	48
Macerich Co.	3,352	63
Medical Properties Trust, Inc.	15,812	73
MFA Financial, Inc.	2,463	24
Omega Healthcare Investors, Inc.	4,119	180
Outfront Media, Inc.	2,807	74
Park Hotels & Resorts, Inc.	8,693	92
PennyMac Mortgage Investment Trust	1,704	20
Phillips Edison & Co., Inc.	970	36
Prologis, Inc.	1,418	187
Public Storage	289	78
Rayonier, Inc.	3,580	74
Rithm Capital Corp.	3,513	33
RLJ Lodging Trust	3,723	28
SBA Communications Corp.	837	144
Simon Property Group, Inc.	1,013	189
SL Green Realty Corp.	923	34
STAG Industrial, Inc.	636	23
Sun Communities, Inc.	962	121
Sunstone Hotel Investors, Inc.	3,029	27
Ventas, Inc.	914	75
Vornado Realty Trust	2,463	64
Welltower, Inc.	972	192
WP Carey, Inc.	1,765	120
Xenia Hotels & Resorts, Inc.	2,363	35

		3,815

Total Real Estate Investment Trusts (Cost $3,803)		3,815

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (b)	1,012,252	1,013

Total Short-Term Instruments (Cost $1,013)		1,013

Total Investments in Securities (Cost $197,365)		228,947

Total Investments 99.9% (Cost $197,365)		$228,947
Other Assets and Liabilities, net 0.1%		149

Net Assets 100.0%		$229,096

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Common Stocks
Bermuda
	Financials	$48	$0	$0	$48
Ireland
	Consumer Discretionary	69	0	0	69
	Health Care	470	0	0	470
	Industrials	82	0	0	82
	Information Technology	573	0	0	573
	Materials	109	0	0	109
Monaco
	Energy	64	0	0	64
Puerto Rico
	Financials	24	0	0	24
Switzerland
	Financials	102	0	0	102
	Materials	86	0	0	86
United Kingdom
	Communication Services	96	0	0	96
	Consumer Discretionary	96	0	0	96
	Consumer Staples	23	0	0	23
	Energy	460	0	0	460
	Financials	607	0	0	607
	Industrials	142	0	0	142
United States
	Communication Services	12,805	0	0	12,805
	Consumer Discretionary	23,380	0	0	23,380
	Consumer Staples	24,423	0	0	24,423
	Energy	16,718	0	0	16,718
	Financials	28,066	0	0	28,066
	Health Care	32,799	0	0	32,799
	Industrials	30,287	0	0	30,287
	Information Technology	40,383	0	0	40,383
	Materials	8,028	0	0	8,028
	Real Estate	133	0	0	133
	Utilities	4,046	0	0	4,046
Real Estate Investment Trusts
United States
	Real Estate	3,815	0	0	3,815
Short-Term Instruments
Mutual Funds		0	1,013	0	1,013

Total Investments		$227,934	$1,013	$0	$228,947

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO RAFI ESG U.S. ETF	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
COMMON STOCKS 97.3%
BERMUDA 0.0%
FINANCIALS 0.0%
Arch Capital Group Ltd.	146	$14

Total Bermuda		14

IRELAND 1.1%
CONSUMER DISCRETIONARY 0.0%
Aptiv PLC (a)	341	24

HEALTH CARE 0.2%
ICON PLC (a)	129	14
Medtronic PLC	3,180	276

		290

INDUSTRIALS 0.0%
Trane Technologies PLC	92	38

INFORMATION TECHNOLOGY 0.4%
Accenture PLC Class A	903	179
TE Connectivity PLC	1,631	341

		520

MATERIALS 0.5%
CRH PLC	5,710	600

Total Ireland		1,472

SWITZERLAND 0.3%
FINANCIALS 0.2%
Chubb Ltd.	682	222

MATERIALS 0.1%
Amcor PLC	3,741	149

Total Switzerland		371

UNITED KINGDOM 0.2%
COMMUNICATION SERVICES 0.1%
Liberty Global Ltd. Class A (a)	1,041	13
Liberty Global Ltd. Class C (a)	5,075	59

		72

FINANCIALS 0.0%
Willis Towers Watson PLC	44	13

INDUSTRIALS 0.1%
CNH Industrial NV	17,334	190

Total United Kingdom		275

UNITED STATES 95.7%
COMMUNICATION SERVICES 8.0%
AT&T, Inc.	109,293	3,168
Charter Communications, Inc. Class A (a)	1,459	315
Comcast Corp. Class A	51,610	1,482
Electronic Arts, Inc.	1,370	279
Lumen Technologies, Inc. (a)	27,564	192

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2026 (Unaudited)

News Corp. Class A	2,854	71
Omnicom Group, Inc.	3,276	247
Paramount Skydance Corp. Class B	9,324	84
T-Mobile U.S., Inc.	1,230	258
Verizon Communications, Inc.	63,176	3,172
Versant Media Group, Inc.	1,793	66
Walt Disney Co.	8,800	848

		10,182

CONSUMER DISCRETIONARY 6.3%
Best Buy Co., Inc.	4,997	321
BorgWarner, Inc.	3,467	188
Carnival Corp.	2,218	57
Chipotle Mexican Grill, Inc. (a)	1,505	48
eBay, Inc.	5,572	507
Expedia Group, Inc.	451	104
Ford Motor Co.	16,173	187
Gap, Inc.	3,743	91
General Motors Co.	26,067	1,942
Genuine Parts Co.	235	25
Goodyear Tire & Rubber Co. (a)	11,144	74
Hilton Worldwide Holdings, Inc.	479	146
Home Depot, Inc.	2,626	864
Kohl's Corp.	11,173	144
Lear Corp.	903	109
LKQ Corp.	449	13
Lowe's Cos., Inc.	4,139	978
Macy's, Inc.	7,303	132
Marriott International, Inc. Class A	609	199
Newell Brands, Inc.	17,308	59
NIKE, Inc. Class B	6,598	348
PVH Corp.	1,480	103
Ralph Lauren Corp.	194	67
Tapestry, Inc.	1,393	197
Taylor Morrison Home Corp. (a)	218	13
Thor Industries, Inc.	451	36
TJX Cos., Inc.	3,301	527
Tractor Supply Co.	2,164	98
VF Corp.	11,726	199
Whirlpool Corp.	2,109	114
Yum! Brands, Inc.	435	68

		7,958

CONSUMER STAPLES 7.9%
Archer-Daniels-Midland Co.	9,265	673
Bunge Global SA	397	50
Campbell's Co.	2,215	49
Church & Dwight Co., Inc.	1,231	115
Coca-Cola Co.	10,939	832
Colgate-Palmolive Co.	4,761	406
Conagra Brands, Inc.	8,052	127
Dollar Tree, Inc. (a)	474	52
Estee Lauder Cos., Inc. Class A	147	10
General Mills, Inc.	9,583	357
Hershey Co.	604	126
Hormel Foods Corp.	1,899	43
J.M. Smucker Co.	135	13
Kenvue, Inc.	11,873	205
Keurig Dr. Pepper, Inc.	6,952	183
Kimberly-Clark Corp.	2,581	249
Kraft Heinz Co.	19,322	435
McCormick & Co., Inc.	844	43
Mondelez International, Inc. Class A	12,470	719
PepsiCo, Inc.	8,650	1,343
Procter & Gamble Co.	18,182	2,626
Sysco Corp.	3,052	218
Target Corp.	9,517	1,153
U.S. Foods Holding Corp. (a)	222	20

		10,047

FINANCIALS 13.2%
Aflac, Inc.	3,472	381
Allstate Corp.	1,856	385
American Express Co.	1,683	509
Ameriprise Financial, Inc.	146	65
Bank of New York Mellon Corp.	6,593	782
Blackrock, Inc.	398	383
Citigroup, Inc.	22,785	2,584
Fidelity National Information Services, Inc.	5,692	267
Fiserv, Inc. (a)	1,957	109
Global Payments, Inc.	1,040	70
Goldman Sachs Group, Inc.	779	659
Hartford Insurance Group, Inc.	2,016	273

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2026 (Unaudited)

JPMorgan Chase & Co.	11,090	3,262
Lincoln National Corp.	1,853	66
Marsh & McLennan Cos., Inc.	1,443	250
Mastercard, Inc. Class A	1,652	825
MetLife, Inc.	7,065	500
Moody's Corp.	378	165
Morgan Stanley	5,629	926
Nasdaq, Inc.	205	17
Northern Trust Corp.	805	112
PayPal Holdings, Inc.	9,059	410
Principal Financial Group, Inc.	2,443	220
Progressive Corp.	1,676	332
Prudential Financial, Inc.	3,579	350
S&P Global, Inc.	1,297	552
State Street Corp.	3,014	381
T. Rowe Price Group, Inc.	1,338	121
Travelers Cos., Inc.	817	238
Unum Group	1,024	75
Visa, Inc. Class A	3,350	1,013
Wells Fargo & Co.	5,681	452

		16,734

HEALTH CARE 23.5%
Abbott Laboratories	11,267	1,157
AbbVie, Inc.	8,964	1,950
Agilent Technologies, Inc.	1,960	223
Amgen, Inc.	689	242
Baxter International, Inc.	12,604	212
Becton Dickinson & Co.	2,190	344
Biogen, Inc. (a)	1,477	271
Boston Scientific Corp. (a)	1,859	117
Bristol-Myers Squibb Co.	35,271	2,139
Cardinal Health, Inc.	1,634	345
Cencora, Inc.	286	90
Centene Corp. (a)	10,490	343
Cigna Group	4,359	1,163
CVS Health Corp.	11,089	796
Danaher Corp.	805	153
DaVita, Inc. (a)	199	31
Edwards Lifesciences Corp. (a)	2,166	173
Elevance Health, Inc.	3,633	1,064
Eli Lilly & Co.	201	185
GE HealthCare Technologies, Inc.	3,573	254
Gilead Sciences, Inc.	7,848	1,094
HCA Healthcare, Inc.	317	150
Henry Schein, Inc. (a)	175	13
Hologic, Inc. (a)	2,157	163
Humana, Inc.	2,735	474
Illumina, Inc. (a)	1,181	146
Intuitive Surgical, Inc. (a)	267	123
IQVIA Holdings, Inc. (a)	129	22
Johnson & Johnson	20,237	4,947
Labcorp Holdings, Inc.	1,195	319
McKesson Corp.	278	241
Merck & Co., Inc.	27,052	3,254
Moderna, Inc. (a)	12,607	640
Pfizer, Inc.	27,459	771
Quest Diagnostics, Inc.	437	86
Regeneron Pharmaceuticals, Inc.	1,092	844
Solventum Corp. (a)	1,204	79
STERIS PLC	234	52
Stryker Corp.	904	297
Thermo Fisher Scientific, Inc.	2,260	1,111
UnitedHealth Group, Inc.	11,923	3,226
Viatris, Inc.	27,353	369
Zimmer Biomet Holdings, Inc.	699	63
Zoetis, Inc.	1,485	175

		29,911

INDUSTRIALS 5.0%
3M Co.	4,246	617
AGCO Corp.	1,178	136
AMETEK, Inc.	60	13
Automatic Data Processing, Inc.	1,741	354
Carlisle Cos., Inc.	211	70
Cintas Corp.	597	101
Cummins, Inc.	903	486
Deere & Co.	1,814	1,022
Dover Corp.	597	124
Fastenal Co.	1,500	70
FedEx Corp.	954	340
Ferguson Enterprises, Inc.	1,181	275
Illinois Tool Works, Inc.	491	128
Ingersoll Rand, Inc.	1,886	151

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2026 (Unaudited)

Jacobs Solutions, Inc.	122	16
JB Hunt Transport Services, Inc.	132	28
Johnson Controls International PLC	3,628	475
ManpowerGroup, Inc.	2,363	70
Masco Corp.	895	54
Otis Worldwide Corp.	1,739	134
Owens Corning	1,407	152
Paychex, Inc.	1,210	111
Republic Services, Inc.	612	134
Robert Half, Inc.	1,748	44
Stanley Black & Decker, Inc.	2,341	166
United Rentals, Inc.	255	186
Waste Management, Inc.	1,345	309
WESCO International, Inc.	629	172
Westinghouse Air Brake Technologies Corp.	788	197
WW Grainger, Inc.	173	189
Xylem, Inc.	123	15

		6,339

INFORMATION TECHNOLOGY 26.4%
Adobe, Inc. (a)	3,007	731
Advanced Micro Devices, Inc.	4,804	977
Akamai Technologies, Inc. (a)	220	25
Amdocs Ltd.	1,125	73
Analog Devices, Inc.	2,683	854
Apple, Inc.	25,745	6,534
Applied Materials, Inc.	4,169	1,425
Arista Networks, Inc. (a)	106	13
Arrow Electronics, Inc. (a)	1,408	202
Autodesk, Inc. (a)	293	70
Avnet, Inc.	250	15
Broadcom, Inc.	3,405	1,054
Cadence Design Systems, Inc. (a)	411	114
CDW Corp.	723	87
Cisco Systems, Inc.	25,669	1,992
Cognizant Technology Solutions Corp. Class A	6,479	397
Corning, Inc.	3,182	433
Dell Technologies, Inc. Class C	1,668	274
DXC Technology Co. (a)	3,355	42
Flex Ltd. (a)	2,091	137
Fortinet, Inc. (a)	1,390	114
Gen Digital, Inc.	5,101	96
GoDaddy, Inc. Class A (a)	150	12
Hewlett Packard Enterprise Co.	25,126	598
HP, Inc.	25,647	493
International Business Machines Corp.	5,259	1,275
Intuit, Inc.	576	249
Jabil, Inc.	669	178
Keysight Technologies, Inc. (a)	949	268
KLA Corp.	322	474
Kyndryl Holdings, Inc. (a)	3,162	41
Lam Research Corp.	4,564	975
Marvell Technology, Inc.	2,604	258
Microchip Technology, Inc.	3,035	196
Micron Technology, Inc.	464	157
Microsoft Corp.	13,262	4,909
Motorola Solutions, Inc.	381	165
NetApp, Inc.	1,960	201
NVIDIA Corp.	8,902	1,552
ON Semiconductor Corp. (a)	3,569	221
Oracle Corp.	4,438	653
Palo Alto Networks, Inc. (a)	523	84
Qnity Electronics, Inc.	1,984	229
QUALCOMM, Inc.	10,224	1,317
Roper Technologies, Inc.	157	56
Salesforce, Inc.	3,836	716
Seagate Technology Holdings PLC	1,379	540
ServiceNow, Inc. (a)	530	55
Synopsys, Inc. (a)	330	131
TD SYNNEX Corp.	899	152
Teradyne, Inc.	977	290
Texas Instruments, Inc.	4,204	816
Twilio, Inc. Class A (a)	705	89
Western Digital Corp.	1,519	411
Workday, Inc. Class A (a)	646	84
Xerox Holdings Corp.	6,255	8
Zoom Communications, Inc. (a)	166	13

		33,525

MATERIALS 4.3%
Ball Corp.	3,478	206
CF Industries Holdings, Inc.	2,631	342
Corteva, Inc.	808	68
Dow, Inc.	30,616	1,275

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2026 (Unaudited)

DuPont de Nemours, Inc.	7,726	354
Ecolab, Inc.	983	262
FMC Corp.	4,431	76
Huntsman Corp.	11,729	156
International Flavors & Fragrances, Inc.	3,407	247
International Paper Co.	2,603	93
Linde PLC	2,302	1,141
Mosaic Co.	11,061	282
Newmont Corp.	1,033	112
Nucor Corp.	1,732	293
Packaging Corp. of America	679	144
PPG Industries, Inc.	1,838	196
Sherwin-Williams Co.	566	181

		5,428

REAL ESTATE 0.4%
CBRE Group, Inc. Class A (a)	2,385	323
Jones Lang LaSalle, Inc. (a)	716	218

		541

UTILITIES 0.7%
American Water Works Co., Inc.	113	15
Edison International	5,424	397
Exelon Corp.	8,801	432

		844

Total United States		121,509

Total Common Stocks (Cost $111,873)		123,641

REAL ESTATE INVESTMENT TRUSTS 2.2%
UNITED STATES 2.2%
REAL ESTATE 2.2%
Alexandria Real Estate Equities, Inc.	356	17
American Tower Corp.	1,758	303
AvalonBay Communities, Inc.	757	124
Crown Castle, Inc.	2,539	206
Digital Realty Trust, Inc.	587	106
Equinix, Inc.	303	297
Equity Residential	2,406	142
Healthpeak Properties, Inc.	6,584	108
Host Hotels & Resorts, Inc.	8,146	156
Iron Mountain, Inc.	1,210	124
Kimco Realty Corp.	4,480	101
Mid-America Apartment Communities, Inc.	500	61
Prologis, Inc.	3,405	450
Public Storage	413	112
Ventas, Inc.	2,494	204
Weyerhaeuser Co.	10,863	265

		2,776

Total Real Estate Investment Trusts (Cost $2,788)		2,776

Total Investments in Securities (Cost $114,661)		126,417

Total Investments 99.5% (Cost $114,661)		$126,417
Other Assets and Liabilities, net 0.5%		574

Net Assets 100.0%		$126,991

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Common Stocks
Bermuda
	Financials	$14	$0	$0	$14
Ireland
	Consumer Discretionary	24	0	0	24
	Health Care	290	0	0	290
	Industrials	38	0	0	38
	Information Technology	520	0	0	520
	Materials	600	0	0	600
Switzerland
	Financials	222	0	0	222
	Materials	149	0	0	149
United Kingdom
	Communication Services	72	0	0	72
	Financials	13	0	0	13
	Industrials	190	0	0	190
United States
	Communication Services	10,182	0	0	10,182
	Consumer Discretionary	7,958	0	0	7,958
	Consumer Staples	10,047	0	0	10,047
	Financials	16,734	0	0	16,734
	Health Care	29,911	0	0	29,911
	Industrials	6,339	0	0	6,339
	Information Technology	33,525	0	0	33,525
	Materials	5,428	0	0	5,428
	Real Estate	541	0	0	541
	Utilities	844	0	0	844
Real Estate Investment Trusts
United States
	Real Estate	2,776	0	0	2,776

Total Investments		$126,417	$0	$0	$126,417

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 49.8% ¤
MUTUAL FUNDS 49.6%
Vanguard Developed Markets Index Fund 'Institutional'	3,330,847	$68,482
Vanguard Emerging Markets Stock Index Fund 'Admiral'	979,783	33,166
Vanguard Institutional Index Fund 'Institutional Plus'	308,349	161,152
Vanguard Small-Cap Index Fund 'Institutional'	97,514	12,233

Total Mutual Funds (Cost $172,605)		275,033

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (d)	574,343	574

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
3.689% due 04/07/2026 - 07/21/2026 (a)(b)(e)(g)	$870	864

Total Short-Term Instruments (Cost $1,439)		1,438

Total Investments in Securities (Cost $174,044)		276,471

	SHARES
INVESTMENTS IN AFFILIATES 48.5%
MUTUAL FUNDS (c) 46.6%
PIMCO Emerging Markets Local Currency and Bond Fund	4,165,526	25,451
PIMCO High Yield Fund	396,924	3,172
PIMCO Income Fund	3,867,154	41,688
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,605,789	15,544
PIMCO Long-Term Real Return Fund	3,477,790	39,299
PIMCO Long-Term U.S. Government Fund	2,514,827	34,805
PIMCO Real Return Fund	2,717,661	28,074
PIMCO Total Return Fund	7,963,762	69,603

Total Mutual Funds (Cost $258,743)		257,636

SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	1,065,808	10,380

Total Short-Term Instruments (Cost $10,363)		10,380

Total Investments in Affiliates (Cost $269,106)		268,016

Total Investments 98.3% (Cost $443,150)		$544,487
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $0)		195
Other Assets and Liabilities, net 1.7%		8,977

Net Assets 100.0%		$553,659

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)

Securities with an aggregate market value of $2 have been pledged as collateral as of March 31, 2026 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	55,564	0.000%	Monthly	04/15/2026	$7,625	$0	$230	$230	$0
JPM	Receive	JMABNIC5 Index	7,964	0.000%	Monthly	07/15/2026	1,936	0	11	11	0
	Receive	FNRETR Index	77	4.340% (SOFR plus a specified spread)	Monthly	08/05/2026	2,062	0	(8)	0	(8)
MYI	Receive	FNRETR Index	370	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	9,910	0	(37)	0	(37)
	Receive	FNRETR Index	15	4.230% (SOFR plus a specified spread)	Monthly	07/08/2026	402	0	(1)	0	(1)

Total Swap Agreements								$0	$195	$241	$(46)

(g)

Securities with an aggregate market value of $797 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$275,033		$0		$0	$275,033
Short-Term Instruments
Mutual Funds					0		574		0	574
U.S. Treasury Bills					0		864		0	864

					$275,033		$1,438		$0	$276,471
Investments in Affiliates, at Value
Mutual Funds					257,636		0		0	257,636
Short-Term Instruments
Central Funds Used for Cash Management Purposes					10,380		0		0	10,380

					$268,016		$0		$0	$268,016

Total Investments					$543,049		$1,438		$0	$544,487

Financial Derivative Instruments - Assets
Over the counter					$0		$241		$0	$241

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(46)		$0	$(46)

Total Financial Derivative Instruments					$0		$195		$0	$195

Totals					$543,049		$1,633		$0	$544,682

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 62.0% ¤
MUTUAL FUNDS 61.7%
Vanguard Developed Markets Index Fund 'Institutional'	3,068,731	$98,598
Vanguard Emerging Markets Stock Index Fund 'Admiral'	1,388,979	47,017
Vanguard Institutional Index Fund 'Institutional Plus'	423,756	221,468
Vanguard Small-Cap Index Fund 'Institutional'	164,293	20,610

Total Mutual Funds (Cost $251,691)		387,693

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (d)	545,895	546

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
3.688% due 04/07/2026 - 07/21/2026 (a)(b)(f)	$944	937

Total Short-Term Instruments (Cost $1,482)		1,483

Total Investments in Securities (Cost $253,173)		389,176

	SHARES
INVESTMENTS IN AFFILIATES 36.6%
MUTUAL FUNDS (c) 34.6%
PIMCO Emerging Markets Local Currency and Bond Fund	3,856,909	23,566
PIMCO High Yield Fund	350,494	2,800
PIMCO Income Fund	3,257,000	35,110
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,233,843	11,944
PIMCO Long-Term Real Return Fund	3,008,250	33,993
PIMCO Long-Term U.S. Government Fund	2,094,186	28,984
PIMCO Real Return Fund	2,380,315	24,589
PIMCO Total Return Fund	6,592,232	57,616

Total Mutual Funds (Cost $218,911)		218,602

SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	1,300,624	12,667

Total Short-Term Instruments (Cost $12,654)		12,667

Total Investments in Affiliates (Cost $231,565)		231,269

Total Investments 98.6% (Cost $484,738)		$620,445
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		197
Other Assets and Liabilities, net 1.4%		8,641

Net Assets 100.0%		$629,283

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	57,299	0.000%	Monthly	04/15/2026	$7,863	$0	$238	$238	$0
JPM	Receive	JMABNIC5 Index	8,213	0.000%	Monthly	07/15/2026	1,996	0	11	11	0
	Receive	FNRETR Index	103	4.340% (SOFR plus a specified spread)	Monthly	08/05/2026	2,759	0	(11)	0	(11)
MYI	Receive	FNRETR Index	398	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	10,660	0	(39)	0	(39)
	Receive	FNRETR Index	24	4.230% (SOFR plus a specified spread)	Monthly	07/08/2026	643	0	(2)	0	(2)

Total Swap Agreements								$0	$197	$249	$(52)

(f)

Securities with an aggregate market value of $879 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$387,693		$0		$0	$387,693
Short-Term Instruments
Mutual Funds					0		546		0	546
U.S. Treasury Bills					0		937		0	937

					$387,693		$1,483		$0	$389,176
Investments in Affiliates, at Value
Mutual Funds					218,602		0		0	218,602
Short-Term Instruments
Central Funds Used for Cash Management Purposes					12,667		0		0	12,667

					$231,269		$0		$0	$231,269

Total Investments					$618,962		$1,483		$0	$620,445

Financial Derivative Instruments - Assets
Over the counter					$0		$249		$0	$249

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(52)		$0	$(52)

Total Financial Derivative Instruments					$0		$197		$0	$197

Totals					$618,962		$1,680		$0	$620,642

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.9% ¤
MUTUAL FUNDS 72.7%
Vanguard Developed Markets Index Fund 'Institutional'	3,315,000	$106,511
Vanguard Emerging Markets Stock Index Fund 'Admiral'	1,530,880	51,820
Vanguard Institutional Index Fund 'Institutional Plus'	457,856	239,290
Vanguard Small-Cap Index Fund 'Institutional'	169,640	21,281

Total Mutual Funds (Cost $269,478)		418,902

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (d)	587,912	588

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
3.684% due 04/14/2026 - 06/30/2026 (a)(b)(f)	$761	756

Total Short-Term Instruments (Cost $1,343)		1,344

Total Investments in Securities (Cost $270,821)		420,246

	SHARES
INVESTMENTS IN AFFILIATES 27.2%
MUTUAL FUNDS (c) 23.8%
PIMCO Emerging Markets Local Currency and Bond Fund	2,966,786	18,127
PIMCO High Yield Fund	186,593	1,491
PIMCO Income Fund	1,993,314	21,488
PIMCO International Bond Fund (U.S. Dollar-Hedged)	898,041	8,693
PIMCO Long-Term Real Return Fund	1,809,268	20,445
PIMCO Long-Term U.S. Government Fund	968,137	13,399
PIMCO Real Return Fund	1,545,578	15,966
PIMCO Total Return Fund	4,275,355	37,366

Total Mutual Funds (Cost $136,671)		136,975

SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	2,021,984	19,692

Total Short-Term Instruments (Cost $19,679)		19,692

Total Investments in Affiliates (Cost $156,350)		156,667

Total Investments 100.1% (Cost $427,171)		$576,913
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		164
Other Assets and Liabilities, net (0.1)%		(875)

Net Assets 100.0%		$576,202

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	48,634	0.000%	Monthly	04/15/2026	$6,674	$0	$202	$202	$0
JPM	Receive	JMABNIC5 Index	6,970	0.000%	Monthly	07/15/2026	1,694	0	9	9	0
	Receive	FNRETR Index	111	4.340% (SOFR plus a specified spread)	Monthly	08/05/2026	2,973	0	(11)	0	(11)
MYI	Receive	FNRETR Index	363	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	9,723	0	(36)	0	(36)

Total Swap Agreements								$0	$164	$211	$(47)

(f)

Securities with an aggregate market value of $756 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$418,902		$0		$0	$418,902
Short-Term Instruments
Mutual Funds					0		588		0	588
U.S. Treasury Bills					0		756		0	756

					$418,902		$1,344		$0	$420,246
Investments in Affiliates, at Value
Mutual Funds					136,975		0		0	136,975
Short-Term Instruments
Central Funds Used for Cash Management Purposes					19,692		0		0	19,692

					$156,667		$0		$0	$156,667

Total Investments					$575,569		$1,344		$0	$576,913

Financial Derivative Instruments - Assets
Over the counter					$0		$211		$0	$211

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(47)		$0	$(47)

Total Financial Derivative Instruments					$0		$164		$0	$164

Totals					$575,569		$1,508		$0	$577,077

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.6% ¤
MUTUAL FUNDS 81.3%
Vanguard Developed Markets Index Fund 'Institutional'	3,918,595	$125,905
Vanguard Emerging Markets Stock Index Fund 'Admiral'	1,626,880	55,070
Vanguard Institutional Index Fund 'Institutional Plus'	496,092	259,272
Vanguard Small-Cap Index Fund 'Institutional'	172,852	21,684

Total Mutual Funds (Cost $298,266)		461,931

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (d)	507,986	508

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
3.689% due 04/28/2026 - 06/30/2026 (a)(b)(f)	$1,014	1,007

Total Short-Term Instruments (Cost $1,515)		1,515

Total Investments in Securities (Cost $299,781)		463,446

	SHARES
INVESTMENTS IN AFFILIATES 18.3%
MUTUAL FUNDS (c) 15.1%
PIMCO Emerging Markets Local Currency and Bond Fund	1,982,777	12,115
PIMCO High Yield Fund	59,783	477
PIMCO Income Fund	1,044,610	11,261
PIMCO International Bond Fund (U.S. Dollar-Hedged)	680,187	6,584
PIMCO Long-Term Real Return Fund	917,596	10,369
PIMCO Long-Term U.S. Government Fund	647,052	8,955
PIMCO Real Return Fund	1,177,184	12,160
PIMCO Total Return Fund	2,749,042	24,027

Total Mutual Funds (Cost $84,963)		85,948

SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	1,865,562	18,169

Total Short-Term Instruments (Cost $18,170)		18,169

Total Investments in Affiliates (Cost $103,133)		104,117

Total Investments 99.9% (Cost $402,914)		$567,563
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		147
Other Assets and Liabilities, net 0.1%		487

Net Assets 100.0%		$568,197

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	44,884	0.000%	Monthly	04/15/2026	$6,159	$0	$186	$186	$0
JPM	Receive	JMABNIC5 Index	6,433	0.000%	Monthly	07/15/2026	1,564	0	9	9	0
	Receive	FNRETR Index	119	4.340% (SOFR plus a specified spread)	Monthly	08/05/2026	3,187	0	(12)	0	(12)
MYI	Receive	FNRETR Index	332	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	8,892	0	(33)	0	(33)
	Receive	FNRETR Index	29	4.230% (SOFR plus a specified spread)	Monthly	07/08/2026	777	0	(3)	0	(3)

Total Swap Agreements								$0	$147	$195	$(48)

(f)

Securities with an aggregate market value of $1,007 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$461,931		$0		$0	$461,931
Short-Term Instruments
Mutual Funds					0		508		0	508
U.S. Treasury Bills					0		1,007		0	1,007

					$461,931		$1,515		$0	$463,446
Investments in Affiliates, at Value
Mutual Funds					85,948		0		0	85,948
Short-Term Instruments
Central Funds Used for Cash Management Purposes					18,169		0		0	18,169

					$104,117		$0		$0	$104,117

Total Investments					$566,048		$1,515		$0	$567,563

Financial Derivative Instruments - Assets
Over the counter					$0		$195		$0	$195

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(48)		$0	$(48)

Total Financial Derivative Instruments					$0		$147		$0	$147

Totals					$566,048		$1,662		$0	$567,710

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.3% ¤
MUTUAL FUNDS 87.0%
Vanguard Developed Markets Index Fund 'Institutional'	4,000,358	$128,531
Vanguard Emerging Markets Stock Index Fund 'Admiral'	1,572,996	53,246
Vanguard Institutional Index Fund 'Institutional Plus'	472,234	246,804
Vanguard Small-Cap Index Fund 'Institutional'	176,334	22,121

Total Mutual Funds (Cost $284,946)		450,702

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (d)	511,108	511

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
3.680% due 06/30/2026 (a)(b)(f)	$844	837

Total Short-Term Instruments (Cost $1,348)		1,348

Total Investments in Securities (Cost $286,294)		452,050

	SHARES
INVESTMENTS IN AFFILIATES 11.4%
MUTUAL FUNDS (c) 9.4%
PIMCO Emerging Markets Local Currency and Bond Fund	1,007,680	6,157
PIMCO Income Fund	578,815	6,240
PIMCO International Bond Fund (U.S. Dollar-Hedged)	462,557	4,477
PIMCO Long-Term Real Return Fund	392,123	4,431
PIMCO Long-Term U.S. Government Fund	374,683	5,185
PIMCO Real Return Fund	742,674	7,672
PIMCO Total Return Fund	1,660,306	14,511

Total Mutual Funds (Cost $48,144)		48,673

SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	1,041,871	10,147

Total Short-Term Instruments (Cost $10,132)		10,147

Total Investments in Affiliates (Cost $58,276)		58,820

Total Investments 98.7% (Cost $344,570)		$510,870
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		120
Other Assets and Liabilities, net 1.3%		6,771

Net Assets 100.0%		$517,761

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	38,016	0	Monthly	04/15/2026	$5,216	$0	$158	$158	$0
JPM	Receive	JMABNIC5 Index	5,449	0	Monthly	07/15/2026	1,324	0	7	7	0
	Receive	FNRETR Index	52	4.340% (SOFR plus a specified spread)	Monthly	08/05/2026	1,393	0	(5)	0	(5)
MYI	Receive	FNRETR Index	368	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	9,857	0	(37)	0	(37)
	Receive	FNRETR Index	33	4.230% (SOFR plus a specified spread)	Monthly	07/08/2026	884	0	(3)	0	(3)

Total Swap Agreements								$0	$120	$165	$(45)

(f)

Securities with an aggregate market value of $836 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$450,702		$0		$0	$450,702
Short-Term Instruments
Mutual Funds					0		511		0	511
U.S. Treasury Bills					0		837		0	837

					$450,702		$1,348		$0	$452,050
Investments in Affiliates, at Value
Mutual Funds					48,673		0		0	48,673
Short-Term Instruments
Central Funds Used for Cash Management Purposes					10,147		0		0	10,147

					$58,820		$0		$0	$58,820

Total Investments					$509,522		$1,348		$0	$510,870

Financial Derivative Instruments - Assets
Over the counter					$0		$165		$0	$165

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(45)		$0	$(45)

Total Financial Derivative Instruments					$0		$120		$0	$120

Totals					$509,522		$1,468		$0	$510,990

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.2% ¤
MUTUAL FUNDS 89.9%
Vanguard Developed Markets Index Fund 'Institutional'	3,418,923	$109,850
Vanguard Emerging Markets Stock Index Fund 'Admiral'	1,378,187	46,652
Vanguard Institutional Index Fund 'Institutional Plus'	400,967	209,557
Vanguard Small-Cap Index Fund 'Institutional'	167,762	21,046

Total Mutual Funds (Cost $256,482)		387,105

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(d)	517,128	517

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
3.689% due 04/07/2026 - 07/21/2026 (a)(b)(f)	$785	779

Total Short-Term Instruments (Cost $1,296)		1,296

Total Investments in Securities (Cost $257,778)		388,401

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
MUTUAL FUNDS (c) 6.5%
PIMCO Emerging Markets Local Currency and Bond Fund	546,558	3,340
PIMCO Income Fund	326,053	3,515
PIMCO International Bond Fund (U.S. Dollar-Hedged)	273,745	2,650
PIMCO Long-Term Real Return Fund	224,075	2,532
PIMCO Long-Term U.S. Government Fund	178,053	2,464
PIMCO Real Return Fund	492,570	5,088
PIMCO Total Return Fund	936,488	8,185

Total Mutual Funds (Cost $27,395)		27,774

SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	571,838	5,569

Total Short-Term Instruments (Cost $5,570)		5,569

Total Investments in Affiliates (Cost $32,965)		33,343

Total Investments 98.0% (Cost $290,743)		$421,744
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		88
Other Assets and Liabilities, net 2.0%		8,376

Net Assets 100.0%		$430,208

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	29,173	0.000%	Monthly	04/15/2026	$4,003	$0	$121	$121	$0
JPM	Receive	JMABNIC5 Index	4,182	0.000%	Monthly	07/15/2026	1,016	0	6	6	0
	Receive	FNRETR Index	42	4.340% (SOFR plus a specified spread)	Monthly	08/05/2026	1,125	0	(4)	0	(4)
MYI	Receive	FNRETR Index	314	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	8,410	0	(31)	0	(31)
	Receive	FNRETR Index	39	4.230% (SOFR plus a specified spread)	Monthly	07/08/2026	1,045	0	(4)	0	(4)

Total Swap Agreements								$0	$88	$127	$(39)

(f)

Securities with an aggregate market value of $736 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$387,105		$0		$0	$387,105
Short-Term Instruments
Mutual Funds					0		517		0	517
U.S. Treasury Bills					0		779		0	779

					$387,105		$1,296		$0	$388,401
Investments in Affiliates, at Value
Mutual Funds					27,774		0		0	27,774
Short-Term Instruments
Central Funds Used for Cash Management Purposes					5,569		0		0	5,569

					$33,343		$0		$0	$33,343

Total Investments					$420,448		$1,296		$0	$421,744

Financial Derivative Instruments - Assets
Over the counter					$0		$127		$0	$127

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(39)		$0	$(39)

Total Financial Derivative Instruments					$0		$88		$0	$88

Totals					$420,448		$1,384		$0	$421,832

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.7% ¤
MUTUAL FUNDS 91.5%
Vanguard Developed Markets Index Fund 'Institutional'	2,538,516	$52,192
Vanguard Emerging Markets Stock Index Fund 'Admiral'	659,827	22,335
Vanguard Institutional Index Fund 'Institutional Plus'	193,660	101,212
Vanguard Small-Cap Index Fund 'Institutional'	84,218	10,565

Total Mutual Funds (Cost $137,253)		186,304

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(d)	177,924	178

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
3.684% due 06/30/2026 (a)(b)(f)	$275	273

Total Short-Term Instruments (Cost $450)		451

Total Investments in Securities (Cost $137,703)		186,755

	SHARES
INVESTMENTS IN AFFILIATES 9.3%
MUTUAL FUNDS (c) 5.0%
PIMCO Emerging Markets Local Currency and Bond Fund	219,895	1,344
PIMCO Income Fund	111,392	1,201
PIMCO International Bond Fund (U.S. Dollar-Hedged)	105,172	1,018
PIMCO Long-Term Real Return Fund	77,475	875
PIMCO Long-Term U.S. Government Fund	61,025	845
PIMCO Real Return Fund	212,981	2,200
PIMCO Total Return Fund	319,800	2,795

Total Mutual Funds (Cost $10,137)		10,278

SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	895,166	8,718

Total Short-Term Instruments (Cost $8,719)		8,718

Total Investments in Affiliates (Cost $18,856)		18,996

Total Investments 101.0% (Cost $156,559)		$205,751
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		36
Other Assets and Liabilities, net (1.0)%		(2,074)

Net Assets 100.0%		$203,713

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	12,703	0.000%	Monthly	04/15/2026	$1,743	$0	$53	$53	$0
JPM	Receive	JMABNIC5 Index	1,821	0.000%	Monthly	07/15/2026	443	0	2	2	0
	Receive	FNRETR Index	62	4.340% (SOFR plus a specified spread)	Monthly	08/05/2026	1,661	0	(6)	0	(6)
MYI	Receive	FNRETR Index	118	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	3,160	0	(12)	0	(12)
	Receive	FNRETR Index	11	4.230% (SOFR plus a specified spread)	Monthly	07/08/2026	295	0	(1)	0	(1)

Total Swap Agreements								$0	$36	$55	$(19)

(f)

Securities with an aggregate market value of $273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$186,304		$0		$0	$186,304
Short-Term Instruments
Mutual Funds					0		178		0	178
U.S. Treasury Bills					0		273		0	273

					$186,304		$451		$0	$186,755
Investments in Affiliates, at Value
Mutual Funds					10,278		0		0	10,278
Short-Term Instruments
Central Funds Used for Cash Management Purposes					8,718		0		0	8,718

					$18,996		$0		$0	$18,996

Total Investments					$205,300		$451		$0	$205,751

Financial Derivative Instruments - Assets
Over the counter					$0		$55		$0	$55

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(19)		$0	$(19)

Total Financial Derivative Instruments					$0		$36		$0	$36

Totals					$205,300		$487		$0	$205,787

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.7% ¤
MUTUAL FUNDS 92.3%
Vanguard Developed Markets Index Fund 'Institutional'	679,385	$13,968
Vanguard Emerging Markets Stock Index Fund 'Admiral'	173,635	5,877
Vanguard Institutional Index Fund 'Institutional'	52,582	27,482
Vanguard Small-Cap Index Fund 'Admiral'	23,812	2,987

Total Mutual Funds (Cost $42,413)		50,314

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(b)	230,578	231

Total Short-Term Instruments (Cost $230)		231

Total Investments in Securities (Cost $42,643)		50,545

INVESTMENTS IN AFFILIATES 8.1%
MUTUAL FUNDS 4.1% (a)
PIMCO Emerging Markets Local Currency and Bond Fund	57,255	350
PIMCO Income Fund	16,763	181
PIMCO International Bond Fund (U.S. Dollar-Hedged)	25,272	245
PIMCO Long-Term Real Return Fund	19,259	217
PIMCO Long-Term U.S. Government Fund	15,109	209
PIMCO Real Return Fund	55,936	578
PIMCO Total Return Fund	52,276	457

Total Mutual Funds (Cost $2,230)		2,237

SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	223,734	2,179

Total Short-Term Instruments (Cost $2,179)		2,179

Total Investments in Affiliates (Cost $4,409)		4,416

Total Investments 100.8% (Cost $47,052)		$54,961
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		8
Other Assets and Liabilities, net (0.8)%		(431)

Net Assets 100.0%		$54,538

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	3,099	0.000%	Monthly	04/15/2026	$425	$0	$12	$12	$0
JPM	Receive	JMABNIC5 Index	444	0.000%	Monthly	07/15/2026	108	0	1	1	0
	Receive	FNRETR Index	13	4.340% (SOFR plus a specified spread)	Monthly	08/05/2026	348	0	(1)	0	(1)
MYI	Receive	FNRETR Index	31	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	830	0	(3)	0	(3)
	Receive	FNRETR Index	7	4.230% (SOFR plus a specified spread)	Monthly	07/08/2026	188	0	(1)	0	(1)

Total Swap Agreements								$0	$8	$13	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$50,314		$0		$0	$50,314
Short-Term Instruments
Mutual Funds					0		231		0	231

					$50,314		$231		$0	$50,545
Investments in Affiliates, at Value
Mutual Funds					2,237		0		0	2,237
Short-Term Instruments
Central Funds Used for Cash Management Purposes					2,179		0		0	2,179

					$4,416		$0		$0	$4,416

Total Investments					$54,730		$231		$0	$54,961

Financial Derivative Instruments - Assets
Over the counter					$0		$13		$0	$13

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(5)		$0	$(5)

Total Financial Derivative Instruments					$0		$8		$0	$8

Totals					$54,730		$239		$0	$54,969

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend 2070 Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.5% ¤
MUTUAL FUNDS 92.5%
Vanguard Developed Markets Index Fund 'Admiral'	71,113	$1,460
Vanguard Emerging Markets Stock Index Fund 'Admiral'	14,040	625
Vanguard S&P 500 ETF	4,804	2,871
Vanguard Small-Cap Index Fund 'Admiral'	2,524	316

Total Mutual Funds (Cost $4,854)		5,272

Total Investments in Securities (Cost $4,854)		5,272

INVESTMENTS IN AFFILIATES 6.0%
MUTUAL FUNDS (a) 4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	6,007	37
PIMCO Income Fund	1,734	19
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,621	25
PIMCO Long-Term Real Return Fund	2,021	23
PIMCO Long-Term U.S. Government Fund	1,571	22
PIMCO Real Return Fund	5,843	60
PIMCO Total Return Fund	4,896	43

Total Mutual Funds (Cost $229)		229

SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	11,715	114

Total Short-Term Instruments (Cost $114)		114

Total Investments in Affiliates (Cost $343)		343

Total Investments 98.5% (Cost $5,197)		$5,615
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $0)		1
Other Assets and Liabilities, net 1.5%		85

Net Assets 100.0%		$5,701

Schedule of Investments PIMCO REALPATH® Blend 2070 Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	318	0	Monthly	04/15/2026	$43	$0	$1	$1	$0
JPM	Receive	FNRETR Index	5	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	134	0	0	0	0
	Receive	JMABNIC5 Index	45	0	Monthly	07/15/2026	11	0	0	0	0

Total Swap Agreements								$0	$1	$1	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$5,272		$0		$0	$5,272

					$5,272		$0		$0	$5,272
Investments in Affiliates, at Value
Mutual Funds					229		0		0	229
Short-Term Instruments
Central Funds Used for Cash Management Purposes					114		0		0	114

					$343		$0		$0	$343

Total Investments					$5,615		$0		$0	$5,615

Financial Derivative Instruments - Assets
Over the counter					$0		$1		$0	$1

Total Financial Derivative Instruments					$0		$1		$0	$1

Totals					$5,615		$1		$0	$5,616

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 38.6% ¤
MUTUAL FUNDS 38.3%
Vanguard Developed Markets Index Fund 'Institutional'	2,576,546	$52,974
Vanguard Emerging Markets Stock Index Fund 'Admiral'	859,475	29,093
Vanguard Institutional Index Fund 'Institutional Plus'	250,339	130,835
Vanguard Small-Cap Index Fund 'Institutional'	74,016	9,285

Total Mutual Funds (Cost $130,640)		222,187

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (d)	553,577	554

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
3.689% due 04/07/2026 - 07/21/2026 (a)(b)(f)	$1,010	1,003

Total Short-Term Instruments (Cost $1,557)		1,557

Total Investments in Securities (Cost $132,197)		223,744

	SHARES
INVESTMENTS IN AFFILIATES 60.7%
MUTUAL FUNDS (c) 57.8%
PIMCO Emerging Markets Local Currency and Bond Fund	4,993,272	30,509
PIMCO High Yield Fund	506,160	4,044
PIMCO Income Fund	5,600,494	60,373
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,295,572	22,221
PIMCO Long-Term Real Return Fund	3,682,584	41,613
PIMCO Long-Term U.S. Government Fund	2,555,760	35,372
PIMCO Real Return Fund	3,377,702	34,892
PIMCO Total Return Fund	12,101,325	105,766

Total Mutual Funds (Cost $334,536)		334,790

SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	1,749,697	17,040

Total Short-Term Instruments (Cost $17,035)		17,040

Total Investments in Affiliates (Cost $351,571)		351,830

Total Investments 99.3% (Cost $483,768)		$575,574
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		235
Other Assets and Liabilities, net 0.7%		3,771

Net Assets 100.0%		$579,580

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	PIMCODB Index	64,789	0	Monthly	04/15/2026	$8,890	$0	$268	$268	$0
JPM	Receive	JMABNIC5 Index	9,286	0	Monthly	07/15/2026	2,258	0	13	13	0
MYI	Receive	FNRETR Index	190	4.170% (SOFR plus a specified spread)	Monthly	05/05/2026	5,089	0	(19)	0	(19)
	Receive	FNRETR Index	273	4.230% (SOFR plus a specified spread)	Monthly	07/08/2026	7,312	0	(27)	0	(27)

Total Swap Agreements								$0	$235	$281	$(46)

(f)

Securities with an aggregate market value of $989 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2026

Investments in Securities, at Value
Mutual Funds					$222,187		$0		$0	$222,187
Short-Term Instruments
Mutual Funds					0		554		0	554
U.S. Treasury Bills					0		1,003		0	1,003

					$222,187		$1,557		$0	$223,744
Investments in Affiliates, at Value
Mutual Funds					334,790		0		0	334,790
Short-Term Instruments
Central Funds Used for Cash Management Purposes					17,040		0		0	17,040

					$351,830		$0		$0	$351,830

Total Investments					$574,017		$1,557		$0	$575,574

Financial Derivative Instruments - Assets
Over the counter					$0		$281		$0	$281

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(46)		$0	$(46)

Total Financial Derivative Instruments					$0		$235		$0	$235

Totals					$574,017		$1,792		$0	$575,809

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures

Notes to Financial Statements (Cont.)

only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$11,572	$121,655	$(130,567)	$0	$0	$2,660	$452	$0
PIMCO RAE International Fund	17,425	181,263	(176,794)	0	0	21,894	357	0
PIMCO RAE US Fund	22,393	126,657	(135,894)	0	0	13,156	587	0
PIMCO RAE US Small Fund	30,855	526,305	(443,710)	0	0	113,450	1,851	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	9	0	0	0	0	9	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The table below shows the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2026 (amounts in thousands†):

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$29,618	$7,191	$(3,089)	$(63)	$3,585	$37,242	$1,449	$924
PIMCO RAE International Fund	83,838	12,477	(11,985)	169	11,530	96,029	4,314	5,581
Totals	$113,456	$19,668	$(15,074)	$106	$15,115	$133,271	$5,763	$6,505

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2026 (amounts in thousands†):

PIMCO REALPATH® Blend 2030 Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$15,733	$12,777	$(2,282)	$(141)	$(636)	$25,451	$939	$0
PIMCO High Yield Fund	4,092	195	(1,070)	36	(81)	3,172	194	0
PIMCO Income Fund	43,990	8,656	(11,067)	(241)	350	41,688	2,035	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,770	6,887	(1,638)	(47)	(428)	15,544	357	0
PIMCO Long-Term Real Return Fund	52,134	5,033	(17,201)	(7,075)	6,408	39,299	1,487	0
PIMCO Long-Term U.S. Government Fund	47,392	4,335	(17,292)	(5,890)	6,260	34,805	1,383	0
PIMCO Real Return Fund	28,506	3,545	(4,089)	(141)	253	28,074	633	0
PIMCO Short-Term Floating NAV Portfolio III	26,634	118,638	(134,900)	18	(10)	10,380	840	0
PIMCO Total Return Fund	64,071	15,341	(10,151)	(680)	1,022	69,603	2,292	0
Totals	$293,322	$175,407	$(199,690)	$(14,161)	$13,138	$268,016	$10,160	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$13,741	$11,808	$(1,203)	$(57)	$(723)	$23,566	$828	$0
PIMCO High Yield Fund	3,225	492	(876)	10	(51)	2,800	156	0
PIMCO Income Fund	36,738	5,357	(7,063)	(123)	201	35,110	1,703	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7,935	5,065	(688)	(24)	(344)	11,944	269	0
PIMCO Long-Term Real Return Fund	43,106	6,826	(15,424)	(4,983)	4,468	33,993	1,237	0
PIMCO Long-Term U.S. Government Fund	37,562	6,517	(15,456)	(4,659)	5,020	28,984	1,130	0
PIMCO Real Return Fund	23,935	3,228	(2,653)	(72)	151	24,589	536	0
PIMCO Short-Term Floating NAV Portfolio III	34,238	103,722	(125,300)	29	(22)	12,667	924	0
PIMCO Total Return Fund	54,987	8,895	(6,586)	(432)	752	57,616	1,945	0
Totals	$255,467	$151,910	$(175,249)	$(10,311)	$9,452	$231,269	$8,728	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$9,996	$9,884	$(1,145)	$(43)	$(565)	$18,127	$621	$0
PIMCO High Yield Fund	1,526	562	(573)	(2)	(22)	1,491	79	0
PIMCO Income Fund	21,726	4,654	(4,933)	(5)	46	21,488	1,022	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,995	3,590	(621)	(22)	(249)	8,693	204	0
PIMCO Long-Term Real Return Fund	27,713	5,744	(12,806)	(4,414)	4,208	20,445	800	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term U.S. Government Fund	19,971	5,234	(12,159)	(3,162)	3,515	13,399	603	0
PIMCO Real Return Fund	15,071	2,774	(1,935)	(90)	146	15,966	340	0
PIMCO Short-Term Floating NAV Portfolio III	32,809	113,076	(126,200)	16	(9)	19,692	879	0
PIMCO Total Return Fund	33,840	8,238	(4,900)	(325)	513	37,366	1,228	0
Totals	$168,647	$153,756	$(165,272)	$(8,047)	$7,583	$156,667	$5,776	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$8,185	$5,435	$(1,187)	$(47)	$(271)	$12,115	$498	$0
PIMCO High Yield Fund	165	321	0	0	(9)	477	11	0
PIMCO Income Fund	9,699	3,824	(2,241)	3	(24)	11,261	477	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,230	3,404	(842)	(41)	(167)	6,584	147	0
PIMCO Long-Term Real Return Fund	14,707	4,507	(8,785)	(2,956)	2,896	10,369	426	0
PIMCO Long-Term U.S. Government Fund	14,765	2,844	(8,916)	(2,208)	2,470	8,955	437	0
PIMCO Real Return Fund	11,997	1,837	(1,720)	(91)	137	12,160	270	0
PIMCO Short-Term Floating NAV Portfolio III	29,779	148,183	(159,800)	40	(33)	18,169	885	0
PIMCO Total Return Fund	21,360	6,442	(3,880)	(320)	425	24,027	779	0
Totals	$114,887	$176,797	$(187,371)	$(5,620)	$5,424	$104,117	$3,930	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$3,090	$3,275	$0	$0	$(208)	$6,157	$202	$0
PIMCO Income Fund	5,622	1,154	(517)	(14)	(5)	6,240	265	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,421	2,534	(332)	(12)	(134)	4,477	87	0
PIMCO Long-Term Real Return Fund	7,946	1,373	(4,901)	(2,089)	2,102	4,431	225	0
PIMCO Long-Term U.S. Government Fund	8,931	2,150	(6,064)	(1,689)	1,857	5,185	265	0
PIMCO Real Return Fund	7,372	1,467	(1,188)	(10)	31	7,672	167	0
PIMCO Short-Term Floating NAV Portfolio III	27,485	101,954	(119,300)	17	(9)	10,147	856	0
PIMCO Total Return Fund	13,104	3,579	(2,224)	(172)	224	14,511	474	0
Totals	$75,971	$117,486	$(134,526)	$(3,969)	$3,858	$58,820	$2,541	$0

PIMCO REALPATH® Blend 2055 Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,472	$2,006	$0	$0	$(138)	$3,340	$94	$0
PIMCO Income Fund	3,451	485	(416)	(8)	3	3,515	160	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,116	1,846	(220)	(8)	(84)	2,650	40	0
PIMCO Long-Term Real Return Fund	4,778	461	(2,719)	(1,157)	1,169	2,532	135	0
PIMCO Long-Term U.S. Government Fund	4,399	677	(2,708)	(776)	872	2,464	128	0
PIMCO Real Return Fund	5,249	633	(814)	(24)	44	5,088	119	0
PIMCO Short-Term Floating NAV Portfolio III	22,744	91,818	(109,000)	35	(28)	5,569	720	0
PIMCO Total Return Fund	8,192	1,669	(1,731)	(42)	97	8,185	291	0
Totals	$51,401	$99,595	$(117,608)	$(1,980)	$1,935	$33,343	$1,687	$0

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$562	$832	$0	$0	$(50)	$1,344	$40	$0
PIMCO Income Fund	1,153	164	(115)	(2)	1	1,201	54	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	251	801	0	0	(34)	1,018	10	0
PIMCO Long-Term Real Return Fund	1,558	357	(1,041)	(171)	172	875	47	0
PIMCO Long-Term U.S. Government Fund	1,532	331	(1,050)	(76)	108	845	46	0
PIMCO Real Return Fund	2,245	334	(387)	(14)	22	2,200	51	0
PIMCO Short-Term Floating NAV Portfolio III	12,773	38,542	(42,600)	9	(6)	8,718	342	0
PIMCO Total Return Fund	2,688	603	(515)	3	16	2,795	97	0
Totals	$22,762	$41,964	$(45,708)	$(251)	$229	$18,996	$687	$0

PIMCO REALPATH® Blend 2065 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$119	$248	$0	$0	$(17)	$350	$9	$0
PIMCO Income Fund	114	68	0	0	(1)	181	7	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	38	215	0	0	(8)	245	2	0
PIMCO Long-Term Real Return Fund	293	126	(201)	(4)	3	217	10	0
PIMCO Long-Term U.S. Government Fund	283	118	(199)	3	4	209	10	0
PIMCO Real Return Fund	420	269	(111)	(1)	1	578	11	0
PIMCO Short-Term Floating NAV Portfolio III	2,303	17,176	(17,300)	1	(1)	2,179	76	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	287	219	(49)	0	0	457	13	0
Totals	$3,857	$18,439	$(17,860)	$(1)	$(19)	$4,416	$138	$0

PIMCO REALPATH® Blend 2070 Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$10	$29	$0	$0	$(2)	$37	$1	$0
PIMCO Income Fund	10	9	0	0	0	19	1	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4	22	0	0	(1)	25	0	0
PIMCO Long-Term Real Return Fund	25	18	(19)	0	(1)	23	1	0
PIMCO Long-Term U.S. Government Fund	25	17	(21)	1	0	22	1	0
PIMCO Real Return Fund	37	27	(4)	0	0	60	1	0
PIMCO Short-Term Floating NAV Portfolio III	11	803	(700)	0	0	114	3	0
PIMCO Total Return Fund	23	20	0	0	0	43	1	0
Totals	$145	$945	$(744)	$1	$(4)	$343	$9	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$22,121	$13,670	$(4,462)	$(195)	$(625)	$30,509	$1,226	$0
PIMCO High Yield Fund	6,034	274	(2,211)	93	(146)	4,044	274	0
PIMCO Income Fund	75,788	3,224	(19,000)	(609)	970	60,373	3,229	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	19,089	6,552	(2,752)	(109)	(559)	22,221	584	0
PIMCO Long-Term Real Return Fund	62,558	2,201	(22,528)	(6,749)	6,131	41,613	1,708	0
PIMCO Long-Term U.S. Government Fund	54,866	1,835	(21,853)	(6,180)	6,704	35,372	1,510	0
PIMCO Real Return Fund	40,721	855	(6,875)	(606)	797	34,892	860	0
PIMCO Short-Term Floating NAV Portfolio III	34,221	145,810	(163,000)	22	(13)	17,040	911	0
PIMCO Total Return Fund	120,547	5,137	$(20,882)	$(2,635)	$3,599	$105,766	$3,926	$0
Totals	$435,945	$179,558	$(263,563)	$(16,968)	$16,858	$351,830	$14,228	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Dividend and Income Fund	$4,466	$86,577	$(81,200)	$(3)	$0	$9,840	$176	$0
PIMCO RAE Emerging Markets Fund	4,546	416,366	(405,016)	0	2	15,898	393	0
PIMCO RAE Global ex-US Fund	0	501	(400)	0	0	101	1	0
PIMCO RAE International Fund	28,143	51,040	(77,080)	0	0	2,103	40	0
PIMCO RAE US Fund	2,880	144,639	(141,540)	2	0	5,981	140	0
PIMCO RAE US Small Fund	5,678	539,059	(528,600)	3	3	16,143	357	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	FNRETR	FTSE Nareit Equity REITs Total Return Index	SOFR	Secured Overnight Financing Rate
Bobl	Bundesobligation, the German word for federal government bond	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month
CDX.HY	Credit Derivatives Index - High Yield	PIMCODB	PIMCO Custom Commodity Basket	TSFR3M	Term SOFR 3-Month
CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index	UKRPI	United Kingdom Retail Prices Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company